UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Absolute Return 100 Fund

The fund's portfolio
1/31/12 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (31.5%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.9%)

Government National Mortgage Association Pass-Through Certificates
4s, with due dates from January 20, 2041 to February 20, 2041		$1,878,422	$2,026,196
3 1/2s, TBA, February 1, 2042		1,000,000	1,050,703

			3,076,899
U.S. Government Agency Mortgage Obligations (30.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041		923,680	958,642

Federal National Mortgage Association Pass-Through Certificates
4s, TBA, February 1, 2042		3,000,000	3,171,094
3 1/2s, TBA, February 1, 2042		99,000,000	102,859,456

			106,989,192

Total U.S. government and agency mortgage obligations (cost $109,151,956)			$110,066,091

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

Wells Fargo & Co. 2 1/8s, FDIC guaranteed notes, June 15, 2012		$392,000	$394,866

Total U.S. Government Agency Obligations (cost $392,434)			$394,866

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020		$56,000	$60,769

Total U.S. treasury Obligations (cost $52,739)			$60,769

MORTGAGE-BACKED SECURITIES (25.8%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.843s, 2049		$428,846	$433,107
Ser. 04-3, Class D, 5.786s, 2039		626,000	564,258
Ser. 07-2, Class A2, 5.634s, 2049		821,016	848,073
Ser. 06-5, Class A2, 5.317s, 2047		1,435,510	1,455,123
Ser. 06-6, Class A2, 5.309s, 2045		1,218,556	1,219,067
Ser. 04-4, Class D, 5.073s, 2042		479,000	453,853
Ser. 07-1, Class XW, IO, 0.456s, 2049		1,511,317	17,568

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036		553,000	550,069
Ser. 04-4, Class XC, IO, 1.042s, 2042		1,452,401	26,816
Ser. 02-PB2, Class XC, IO, 0.806s, 2035		2,645,343	3,333

Barclays Capital LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.87s, 2046		3,604,687	147,285
Ser. 09-RR7, Class 2A7, IO, 1.584s, 2047		10,627,655	442,110
Ser. 09-RR7, Class 2A1, IO, 0 3/4s, 2047		9,059,818	223,778
Ser. 09-RR7, Class 1A1, IO, 0 3/4s, 2046		9,402,570	232,243

Barclays Capital, LLC Trust FRB Ser. 07-AA2, Class 12A1, 0.486s, 2047		1,729,968	813,085

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046		1,550,270	38,912
Ser. 07-AR5, Class 1X2, IO, 0 1/2s, 2047		932,783	19,029
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046		2,068,954	36,827
Ser. 07-AR3, Class 1X, IO, 0 1/2s, 2037		1,063,730	17,020
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036		1,107,447	15,061

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043		700,000	672,476

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E, 7.64s, 2032		586,000	613,835

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046		143,270	143,725
Ser. 05-LP5, Class B, 5.105s, 2043(F)		1,114,000	1,047,954

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.666s, 2036		2,151,139	1,236,905
FRB Ser. 07-OA4, Class A1, 0.446s, 2047		1,308,146	761,995

Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.637s, 2034		870,266	137,067
Ser. 05-R3, Class AS, IO, 5.581s, 2035		341,209	58,819
FRB Ser. 04-R2, Class 1AF1, 0.696s, 2034		859,131	657,235
FRB Ser. 05-R3, Class AF, 0.676s, 2035		335,352	269,958

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.987s, 2039		1,178,465	1,183,491

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037(F)		1,147,000	1,149,893
FRB Ser. 04-C2, Class D, 5.575s, 2036		529,000	518,420
Ser. 02-CP5, Class E, 5.339s, 2035(F)		753,000	757,243
Ser. 05-C6, Class AJ, 5.23s, 2040(F)		1,438,000	1,340,134
Ser. 05-C5, Class AJ, 5.1s, 2038(F)		1,578,000	1,579,470
Ser. 05-C1, Class AJ, 5.075s, 2038		439,000	446,871
Ser. 03-CPN1, Class E, 4.891s, 2035		462,000	447,313

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		640,000	675,200
FRB Ser. 03-CK2, Class G, 5.744s, 2036		857,000	854,001
Ser. 03-C3, Class AX, IO, 1.922s, 2038		18,685,219	272,879
Ser. 04-C4, Class AX, IO, 1.19s, 2039		1,528,280	32,247

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2, Class B3, 6.04s, 2031		520,630	543,570

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.358s, 2035		51,434	82,193
IFB Ser. 3835, Class SN, 15.401s, 2041		3,893,998	5,466,589
IFB Ser. 3859, Class SG, IO, 6.41s, 2039		656,422	98,654
IFB Ser. 3727, Class PS, IO, 6.41s, 2038		3,465,811	387,070
IFB Ser. 3287, Class SE, IO, 6.41s, 2037(F)		131,625	16,692
IFB Ser. 3835, Class SC, IO, 6.36s, 2038		3,965,530	727,476
IFB Ser. 3856, Class PS, IO, 6.31s, 2040		723,787	111,676
IFB Ser. 3852, Class KS, IO, 6.26s, 2041		1,931,501	317,867
IFB Ser. 3677, Class SA, IO, 6.26s, 2040		6,677,059	702,627
IFB Ser. 3708, Class SA, IO, 6.16s, 2040		7,107,094	900,042
IFB Ser. 3934, Class SA, IO, 6.11s, 2041		353,887	59,598
IFB Ser. 3852, Class TB, 5.71s, 2041		903,386	951,807
IFB Ser. 3752, Class PS, IO, 5.71s, 2040		5,708,272	975,715
Ser. 3645, Class ID, IO, 5s, 2040		101,565	8,982
Ser. 3680, Class KI, IO, 5s, 2038		2,786,066	373,500
Ser. 3632, Class CI, IO, 5s, 2038		113,553	9,492
Ser. 3626, Class DI, IO, 5s, 2037		76,997	3,409
Ser. 3653, Class CI, IO, 5s, 2036		2,149,856	93,411
Ser. 3623, Class CI, IO, 5s, 2036		70,202	5,265
Ser. 3736, Class QI, IO, 4s, 2034		324,808	11,977
Ser. 3751, Class MI, IO, 4s, 2034		264,630	12,739
Ser. 3707, Class HI, IO, 4s, 2023		241,738	8,234
Ser. T-8, Class A9, IO, 0.441s, 2028		219,519	1,646
Ser. T-59, Class 1AX, IO, 0.275s, 2043		492,697	3,695
Ser. T-48, Class A2, IO, 0.212s, 2033		704,436	5,051
FRB Ser. T-54, Class 2A, IO, zero %, 2043		286,256	45

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.62112s, 2031		432,832	599,591
IFB Ser. 06-86, Class SY, 23.004s, 2036		326,839	444,905
IFB Ser. 05-75, Class GS, 19.421s, 2035		601,216	866,793
IFB Ser. 11-4, Class CS, 12.347s, 2040		965,530	1,106,543
IFB Ser. 11-67, Class BS, IO, 6.224s, 2041		3,518,038	542,200
IFB Ser. 404, Class S13, IO, 6.124s, 2040		145,517	21,188
Ser. 398, Class C5, IO, 5s, 2039		266,305	30,625

Ser. 397, Class 2, IO, 5s, 2039		98,220	12,845
Ser. 10-100, Class AI, IO, 4 1/2s, 2025		1,886,456	116,588
Ser. 406, Class 2, IO, 4s, 2041		311,701	36,438
Ser. 406, Class 1, IO, 4s, 2041		190,608	22,282
Ser. 03-W10, Class 1, IO, 1.442s, 2043		116,339	5,235
Ser. 98-W2, Class X, IO, 0.919s, 2028		388,058	17,340
Ser. 98-W5, Class X, IO, 0.85s, 2028		159,751	6,630
Ser. 03-W1, Class 2A, IO, zero %, 2042		611,102	48

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035		468,000	456,300

GE Capital Commercial Mortgage Corp.
FRB Ser. 04-C3, Class B, 5.527s, 2039(F)		1,839,000	1,743,033
Ser. 07-C1, Class A3, 5.481s, 2049		973,000	1,058,030

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037		400,000	405,032
FRB Ser. 04-C1, Class F, 5.088s, 2038		894,000	867,180
Ser. 05-C2, Class XC, IO, 0.183s, 2043		9,405,175	70,699
Ser. 05-C3, Class XC, IO, 0.12s, 2045		72,077,927	338,775

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041		710,000	679,908

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.353s, 2041		2,175,938	3,267,693
IFB Ser. 10-158, Class SD, 14.157s, 2040		377,000	531,449
IFB Ser. 11-70, Class WS, 9.138s, 2040		1,272,000	1,436,597
IFB Ser. 11-56, Class MS, 6.786s, 2041		1,880,359	2,057,094
IFB Ser. 11-56, Class SG, 6.776s, 2041		1,053,693	1,167,482
IFB Ser. 11-61, Class CS, IO, 6.399s, 2035		2,411,740	331,614
IFB Ser. 10-167, Class SM, IO, 6.39s, 2040		1,720,260	279,714
IFB Ser. 10-85, Class SD, IO, 6.369s, 2038		3,190,452	506,165
IFB Ser. 11-11, Class PS, IO, 6.319s, 2040		138,828	21,138
IFB Ser. 10-58, Class LS, IO, 6.269s, 2039		3,287,665	501,402
IFB Ser. 10-120, Class SB, IO, 5.919s, 2035		350,976	35,213
IFB Ser. 10-20, Class SC, IO, 5.869s, 2040		89,050	13,817
IFB Ser. 11-40, Class AS, IO, 5.837s, 2036		714,042	91,533
IFB Ser. 11-70, Class SN, IO, 5.61s, 2041		2,891,000	806,502
IFB Ser. 11-70, Class SH, IO, 5.6s, 2041		3,615,000	1,013,104
Ser. 10-68, Class MI, IO, 5s, 2039		357,206	48,441
Ser. 10-150, Class WI, IO, 5s, 2038		2,888,719	324,576
IFB Ser. 11-12, Class IB, IO, 4.505s, 2040		1,443,734	141,630
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		146,793	25,223
Ser. 10-103, Class DI, IO, 4 1/2s, 2038		3,804,282	442,248
Ser. 11-70, PO, zero %, 2041		4,968,854	4,042,659
Ser. 10-151, Class KO, PO, zero %, 2037		742,245	669,483

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036		1,073,098	38,632

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035		626,000	607,752

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038		261,863	263,991

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.913s, 2035		705,722	119,559
IFB Ser. 04-4, Class 1AS, IO, 5.204s, 2034		349,092	59,727
FRB Ser. 04-4, Class 1AF, 0.676s, 2034		349,092	268,801
FRB Ser. 05-RP1, Class 1AF, 0.626s, 2035		705,722	543,406
Ser. 98-2, IO, 0.467s, 2027		60,560	5
Ser. 98-3, IO, 0.315s, 2027		72,880	183
Ser. 99-2, IO, zero %, 2027		106,255	268
Ser. 98-4, IO, zero %, 2026		82,134	214

Harborview Mortgage Loan Trust FRB Ser. 06-8, Class 2A1A, 0.469s, 2036		2,467,173	1,492,640

IndyMac Index Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.168s, 2036		43,473	2,391
FRB Ser. 06-AR11, Class 3A1, 2.82648s, 2036		105,853	45,765
FRB Ser. 06-AR29, Class A2, 0.356s, 2036		1,492,666	641,846

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, 0.476s, 2037		1,523,885	655,270

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.843s, 2041(F)		803,000	745,395
FRB Ser. 02-C2, Class E, 5.517s, 2034		576,000	568,045
Ser. 02-C3, Class D, 5.314s, 2035		866,000	840,020
Ser. 03-C1, Class D, 5.192s, 2037		425,000	425,877
Ser. 04-CB8, Class B, 4 1/2s, 2039		943,000	894,685

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 02-C1, Class E, 6.135s, 2037		496,000	494,234

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032		3,106	3,105
Ser. 06-C6, Class AM, 5.413s, 2039(F)		1,840,000	1,903,996
Ser. 05-C7, Class A2, 5.103s, 2030		37,830	37,830
Ser. 03-C5, Class F, 4.843s, 2037		380,000	349,600
Ser. 07-C2, Class XW, IO, 0.702s, 2040		1,362,036	27,678

LB-UBS Commercial Mortgage Trust 144A Ser. 02-C2, Class J, 6.235s, 2035		913,000	913,274

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, zero %, 2047		1,322,704	41,004

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.027s, 2050		1,229,000	1,284,761
FRB Ser. 07-C1, Class A2, 5.923s, 2050		832,251	837,744
Ser. 03-KEY1, Class C, 5.373s, 2035		463,000	466,328
Ser. 05-MCP1, Class XC, IO, 0.269s, 2043		55,636,219	582,734

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-1, Class A2, 5.439s, 2039		61,479	61,463
FRB Ser. 06-4, Class A2FL, 0.416s, 2049		587,069	573,860

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.783s, 2049		226,048	230,566
Ser. 06-HQ9, Class A2, 5.618s, 2044		172,163	172,092
Ser. 07-IQ14, Class A2, 5.61s, 2049		767,722	807,292
FRB Ser. 07-HQ12, Class A2FL, 0.545s, 2049		193,497	181,887

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C, 5.238s, 2041(F)		704,000	706,240

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035		783,000	756,926

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2, Class F, 5.72855s, 2035		513,000	487,350

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043		574,000	586,915

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030		258,000	264,450

Residential Accredit Loans, Inc.
Ser. 06-QS13, Class 1A5, 6s, 2036		42,833	26,985
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046		1,334,878	68,346
Ser. 06-Q07, Class X1, IO, 0.9s, 2046		1,028,337	32,393

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032		627,000	648,648

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046		2,127,519	79,144
Ser. 06-AR3, Class 12X, IO, 1s, 2036		727,298	26,619
Ser. 06-AR7, Class X, IO, 0.9s, 2036		5,229,224	149,556
Ser. 06-AR4, Class 5X, IO, 0.8s, 2036		546,228	14,257
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037		738,648	15,364
Ser. 06-AR8, Class X, IO, 0.4s, 2036		3,316,145	43,110

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.913s, 2045		298,706	53,767
Ser. 07-4, Class 1A4, IO, 1s, 2045		660,242	27,235

Structured Asset Securities Corp. 144A FRB Ser. 05-RF2, Class A, 0.644s, 2035		1,501,067	1,125,800

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.739s, 2039(F)		1,968,000	1,891,105

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C25, Class A2, 5.684s, 2043		63,224	63,224
Ser. 06-C28, Class A3, 5.679s, 2048		455,000	499,186
Ser. 07-C30, Class A3, 5.246s, 2043		402,000	410,841
Ser. 05-C17, Class AJ, 5.224s, 2042		430,000	442,801
Ser. 06-C29, IO, 0.552s, 2048		40,789,606	616,739

Wachovia Bank Commercial Mortgage Trust 144A Ser. 07-C31, IO, 0.416s, 2047		94,280,881	854,420

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.444s, 2036		3,879,106	1,532,247

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class C, 4.9s, 2036		151,000	151,922

Total mortgage-backed securities (cost $88,813,251)			$90,255,265

CORPORATE BONDS AND NOTES (12.3%)(a)
		Principal amount	Value

Basic materials (0.8%)

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013		$255,000	$259,716

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		355,000	403,254

Dow Chemical Co. (The) sr. unsec. notes 4.85s, 2012		300,000	306,300

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)		400,000	421,500

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)		245,000	340,950

Sealed Air Corp. sr. notes 7 7/8s, 2017		265,000	282,067

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013		825,000	871,307

			2,885,094
Capital goods (0.2%)

Staples, Inc. sr. unsec. notes 9 3/4s, 2014		505,000	578,749

			578,749
Communication services (0.7%)

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012		610,000	627,357

Comcast Cable Holdings, LLC debs. 9.8s, 2012		58,000	58,000

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015		447,000	512,400

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015		605,000	624,663

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015		625,000	646,711

			2,469,131
Consumer cyclicals (1.0%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		465,000	497,550

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.35s, 2012		1,100,000	1,104,500

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020		315,000	334,227

QVC, Inc. 144A sr. notes 7 1/8s, 2017		215,000	230,319

Toyota Motor Credit Corp. sr. unsec. unsub. notes FRN Ser. MTN, 0.777s, 2013		700,000	700,827

Turner Broadcasting System, Inc. company guaranty sr. unsec. unsub. notes 8 3/8s, 2013		360,000	396,356

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014		310,000	333,046

			3,596,825
Consumer staples (0.9%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014		565,000	631,864

Coca-Cola Co. (The) sr. unsec. unsub. notes FRN 0.507s, 2012		200,000	200,130

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		400,000	449,000

Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013		730,000	745,365

Kraft Foods, Inc. sr. unsec. unsub. notes 6.25s, 2012		200,000	203,451

Kroger Co. company guaranty 6 3/4s, 2012		350,000	354,254

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		400,000	464,000

			3,048,064
Energy (0.1%)

Motiva Enterprises, LLC 144A sr. unsec. unsub. notes 5.2s, 2012		250,000	255,268

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 4 1/2s, 2012 (Qatar)		250,000	253,750

			509,018
Financials (6.4%)

American Express Credit Corp. sr. unsec. notes FRN 0.395s, 2012		376,000	376,000

American Honda Finance Corp. 144A sr. unsec. notes FRN Ser. MTN, 0.805s, 2012		200,000	200,321

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. notes FRN 0.783s, 2012 (Australia)		300,000	299,927

Bank One Corp. unsec. sub. notes 5.25s, 2013		377,000	393,605

Barclays Bank PLC unsec. sub. notes FRN Ser. EMTN, 0.74s, 2017 (United Kingdom)		552,000	488,625

BB&T Corp. sr. unsec. unsub. notes 3.85s, 2012		311,000	316,017

Berkshire Hathaway Finance Corp. company guaranty sr. notes 4s, 2012		85,000	85,531

Citigroup, Inc. sr. unsec. notes FRN 0.68s, 2012		1,700,000	1,699,536

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012		650,000	662,413

Countrywide Financial Corp. company guaranty sr. unsec. unsub. notes FRN Ser. MTN, 0.875s, 2012		800,000	796,959

Erac USA Finance Co. 144A company guaranty notes 2 1/4s, 2014		390,000	392,098

Erac USA Finance Co. 144A company guaranty sr. notes 2 3/4s, 2013		445,000	452,014

GATX Corp. notes 4 3/4s, 2012		180,000	183,024

General Electric Capital Corp. sr. unsec. unsub. notes FRN Ser. MTNA, 1.388s, 2013		275,000	277,399

General Electric Capital Corp. sr. unsec. unsub. notes FRN 0.702s, 2012		1,900,000	1,901,176

Goldman Sachs Group, Inc. (The) sr. notes 3 5/8s, 2012		194,000	196,394

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038		235,000	244,400

ING Bank NV 144A sr. unsec. notes FRN 1.596s, 2013 (Netherlands)		585,000	577,273

Jackson National Life Global Funding Co. 144A sr. notes Ser. GMTN, 6.125s, 2012		550,000	558,566

JPMorgan Chase Capital XX company guaranty jr. unsec. sub. notes Ser. T, 6.55s, 2036		845,000	849,825

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 4 7/8s, 2016 (United Kingdom)		510,000	521,496

MetLife Global Funding I 144A sr. unsec. notes 2 7/8s, 2012		270,000	273,453

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014		100,000	107,948

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2013		100,000	104,815

MetLife Global Funding I 144A sr. unsub. notes FRN 0.796s, 2012		800,000	799,766

MetLife Institutional Funding II 144A FRN 0.98s, 2012		200,000	200,083

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s, 2013 (Australia)		690,000	695,363

New York Life Global Funding 144A notes 3s, 2015		930,000	981,769

New York Life Global Funding 144A sr. notes 0.631s, 2012		1,200,000	1,199,479

Prudential Financial, Inc. sr. notes 6.2s, 2015		425,000	470,750

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes Ser. 2, 3.4s, 2013 (United Kingdom)		325,000	330,484

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)		430,000	436,809

Shinhan Bank 144A sr. unsec. bonds 6s, 2012 (South Korea)		200,000	203,471

Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015(R)		700,000	773,956

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)		70,000	74,986

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s, 2013 (Japan)		685,000	693,302

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 2.95s, 2012		1,420,000	1,446,344

UBS AG/Stamford CT sr. unsec. FRN 1.595s, 2012 (Switzerland)		1,055,000	1,055,761

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)		200,000	203,500

Westpac Banking Corp. sr. unsec. unsub. bonds 2.25s, 2012 (Australia)		720,000	729,053

			22,253,691
Technology (0.6%)

Hewlett-Packard Co. sr. unsec. notes FRN 0.637s, 2012		1,700,000	1,700,063

Seagate Technology International 144A company guaranty sr. sec. notes 10s, 2014 (Cayman Islands)		466,000	532,405

			2,232,468
Transportation (0.3%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		128,762	137,131

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		146,353	152,207

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018(FWC)		600,000	601,538

			890,876
Utilities and power (1.3%)

Allegheny Energy Supply 144A sr. unsec. bonds 8 1/4s, 2012		820,000	830,604

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.353s, 2013		130,000	129,188

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11.875s, 2012		631,000	657,890

Kinder Morgan Energy Partners LP sr. unsec. notes 7 1/8s, 2012		350,000	352,419

Kinder Morgan, Inc./Kansas sr. notes 6 1/2s, 2012		490,000	497,350

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012		600,000	577,913

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019		654,000	859,165

Total Capital SA company guaranty sr. unsec. unsub. notes 3s, 2015 (France)		500,000	533,465

			4,437,994

Total corporate bonds and notes (cost $42,319,700)			$42,901,910

ASSET-BACKED SECURITIES (3.1%)(a)
		Principal amount	Value

Green Tree Financial Corp.
Ser. 97-6, Class M1, 7.21s, 2029		$747,000	$649,997
Ser. 99-3, Class A8, 7.06s, 2031		700,000	610,750
Ser. 97-8, Class M1, 7.02s, 2027		1,989,000	1,382,355

GSAA Home Equity Trust
FRB Ser. 07-3, Class A4A, 0.496s, 2047		229,672	90,721
FRB Ser. 07-3, Class 2A1A, 0.198s, 2047		1,051,189	473,035

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1, Class 2A1, 0.326s, 2036		9,214	3,997

Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 3.526s, 2032		1,797,000	1,437,600

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030		1,011,779	546,361
Ser. 98-A, Class M, 6.825s, 2028		1,324,000	1,307,335
Ser. 01-C, Class A3, 6.61s, 2021		2,611,350	1,312,203
Ser. 01-E, Class A3, 5.69s, 2031		805,962	642,352
Ser. 01-D, Class A2, 5.26s, 2019(F)		941,392	584,586

Structured Asset Securities Corp. FRB Ser. 06-BC2, Class A3, 0.426s, 2036		3,416,259	1,930,186

Total asset-backed securities (cost $11,600,348)			$10,971,478

PURCHASED OPTIONS OUTSTANDING (2.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	$51,678	$4,624

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	51,678	2,937

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	1,116,000	20,144

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855 versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	1,116,000	19,675

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	712,000	28,380

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	712,000	17,757

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	3,236,000	136,850

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27	3,236,000	118,664

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375	2,022,000	59,629

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	1,139,000	108,011

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	1,139,000	69,969

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845 versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	1,116,000	18,950

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835 versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	1,116,000	18,213

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	712,000	27,433

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	712,000	16,575

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	3,236,000	132,288

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475	3,236,000	114,198

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125	2,022,000	56,717

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	1,116,000	17,432

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	3,236,000	126,689

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225	3,236,000	109,215

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	712,000	26,287

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	712,000	15,308

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	2,903,000	92,635

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	2,022,000	53,077

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	712,000	25,290

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	712,000	14,147

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	2,022,000	49,903

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	1,139,000	95,027

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	1,139,000	56,802

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	2,903,000	87,351

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	7,803,000	145,760

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	712,000	23,980

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	712,000	12,773

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73	10,135,800	693,796

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73	10,135,800	70,140

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	2,022,000	46,223

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	2,903,000	81,807

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	4,905,963	604,022

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	4,905,963	8,733

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	4,088,302	558,380

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	4,088,302	500,081

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	4,088,302	7,155

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	4,088,302	5,151

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	1,635,321	221,962

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	1,635,321	2,028

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	4,088,302	566,189

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	1,020,000	30,763

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	4,088,302	4,620

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	7,658,044	1,063,166

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	7,658,044	8,271

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	4,069,003	546,874

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	4,069,003	4,761

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,116,000	8,917

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,116,000	8,917

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,116,000	8,917

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,116,000	8,917

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,116,000	8,917

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	712,000	22,649

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	712,000	11,193

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	4,943,000	126,145

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	4,943,000	126,145

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	4,943,000	128,815

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.055% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055	3,009,000	67,883

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	2,903,000	75,768

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,116,000	8,024

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,116,000	8,024

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,116,000	8,024

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,116,000	8,024

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683	1,116,000	8,024

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	712,000	21,282

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	712,000	9,640

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03	3,009,000	60,902

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	1,139,000	78,432

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	1,139,000	39,432

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	2,903,000	68,975

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17	712,000	19,552

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17	712,000	7,839

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074	2,903,000	62,066

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.005% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.005	3,009,000	53,019

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35	1,020,000	40,361

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	1,116,000	11,071

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	1,116,000	11,071

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	1,116,000	11,071

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	1,116,000	11,071

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861	1,116,000	11,071

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475	1,388,000	54,285

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	712,000	17,715

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	712,000	5,810

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475	1,388,000	5,663

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	4,912,000	76,922

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	4,912,000	76,922

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	4,912,000	59,386

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	4,912,000	59,386

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	4,912,000	59,386

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	4,912,000	59,386

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	4,912,000	59,386

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	4,912,000	59,386

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.985% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.985	3,009,000	44,744

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015	989,000	15,844

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765	2,472,000	14,115

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075	6,900,000	127,857

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075	6,900,000	49,818

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52	9,536,000	9,822

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52	9,536,000	9,441

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	1,116,000	8,493

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	1,116,000	8,493

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	1,116,000	8,493

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	1,116,000	8,493

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869	1,116,000	8,493

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225	1,388,000	50,884

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225	1,388,000	2,165

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.96% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.96	3,009,000	32,407

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025	1,139,000	52,895

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025	1,139,000	13,645

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525	6,900,000	100,947

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525	6,900,000	22,494

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30	1,388,000	48,649

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30	1,388,000	138

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24	1,701,000	50,367

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24	1,701,000	119

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62	10,762,000	22,170

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62	10,762,000	107

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81	1,641,653	65,190

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81	1,641,653	2

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555	12,102,578	9,077

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555	12,102,578	121

Total purchased options outstanding (cost $7,964,199)			$9,486,086

FOREIGN GOVERNMENT BONDS AND NOTES (0.6%)(a)
		Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		$1,340,000	$1,309,810

Korea Development Bank sr. unsec. unsub. notes 4s, 2016		300,000	305,799

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012		600,000	606,608

Total foreign government bonds and notes (cost $2,204,828)			$2,222,217

SHORT-TERM INVESTMENTS (64.2%)(a)
		Principal amount	Value

ABN AMRO Group NV commercial paper with an effective yield of 0.388%, February 27, 2012 (Netherlands)		$250,000	$249,928

Alpine Securitization Corp. commercial paper with an effective yield of 0.441%, February 24, 2012 (Switzerland)		1,700,000	1,699,511

Australia & New Zealand Banking Group, Ltd. commercial paper with an effective yield of 0.457%, April 26, 2012 (Australia)		1,700,000	1,699,449

Bank of Montreal/Chicago, IL certificates of deposit FRN 0.706%, October 25, 2012 (Canada)		2,000,000	2,000,500

Bank of Nova Scotia/Houston certificates of deposit 0.56%, June 21, 2012		2,000,000	2,000,000

Bank of Tokyo - Mitsubishi, LLC certificates of deposit FRN 0.877%, September 4, 2012 (Japan)		860,000	858,520

BMW U.S. Capital, LLC commercial paper 144A with an effective yield of 0.020%, July 25, 2012		1,700,000	1,698,856

BP Capital Markets PLC commercial paper with an effective yield of 0.247%, February 8, 2012 (United Kingdom)		2,672,000	2,671,870

Bryant Park Funding, LLC commercial paper with an effective yield of 0.165%, February 6, 2012		2,000,000	1,999,953

CAFCO, LLC commercial paper with an effective yield of 0.395%, February 15, 2012		2,000,000	1,999,689

Canadian Imperial Holdings, Inc. commercial paper with an effective yield of 0.398%, May 15, 2012		2,000,000	1,998,892

Capital One Bank USA NA certificates of deposit FRN 0.704%, February 21, 2012		2,000,000	1,999,972

Chariot Funding, LLC commercial paper with an effective yield of 0.167%, February 21, 2012		500,000	499,953

CHARTA, LLC commercial paper with an effective yield of 0.517%, April 16, 2012		1,700,000	1,698,389

CIESCO-LP commercial paper with an effective yield of 0.428%, June 15, 2012		1,700,000	1,698,838

COFCO Capital Corp. commercial paper with an effective yield of 0.309%, February 23, 2012		2,000,000	1,999,609

Commonwealth Bank of Australia commercial paper with an effective yield of 0.497%, April 17, 2012 (Australia)		1,700,000	1,698,458

Daimler Finance North America, LLC commercial paper with an effective yield of 0.413%, February 6, 2012		1,000,000	999,940

Daimler Finance North America, LLC commercial paper with an effective yield of 0.539%, February 9, 2012		399,000	398,951

Danske Corp. commercial paper with an effective yield of 0.203%, February 7, 2012 (Denmark)		2,190,000	2,189,839

Devon Energy Corp. commercial paper with an effective yield of 0.366%, February 6, 2012		1,700,000	1,699,910

Diageo Capital PLC commercial paper with an effective yield of 0.640%, February 17, 2012 (United Kingdom)		1,700,000	1,699,509

DnB NOR Bank ASA commercial paper 144A with an effective yield of zero %, April 25, 2012 (Norway)		1,500,000	1,499,700

FCAR Owner Trust I commercial paper with an effective yield of 0.427%, April 2, 2012		1,500,000	1,499,445

Govco, LLC commercial paper with an effective yield of 0.466%, April 24, 2012		2,000,000	1,998,619

ING America Insurance Holding, Inc. commercial paper with an effective yield of 0.859%, February 7, 2012		1,975,000	1,974,704

Interest in $53,000,000 joint tri-party term repurchase agreement dated 1/23/12 with JPMorgan Securities, LLC due 2/23/12, 0.30% (collateralized by various corporate bonds and notes with coupon rates ranging from 5.75% to 6.75% and due dates ranging from 7/30/19 to 10/15/39, valued at $55,650,255) (TR)		2,000,000	2,000,000

Liberty Mutual Group, Inc. commercial paper with an effective yield of 0.544%, February 7, 2012		2,000,000	1,999,813

Louis Dreyfus Commodities, LLC commercial paper with an effective yield of 0.560%, February 8, 2012		1,000,000	999,883

Marriot International, Inc./DE commercial paper with an effective yield of 0.534%, February 1, 2012		700,000	700,000

National Australia Bank/NY certificates of deposit 0.49%, May 2, 2012		700,000	699,940

NBCUniversal Media, LLC commercial paper with an effective yield of 0.444%, March 20, 2012		288,000	287,827

NBCUniversal Media, LLC commercial paper with an effective yield of 0.415%, February 10, 2012		1,000,000	999,892

NBCUniversal Media, LLC commercial paper with an effective yield of 0.437%, February 1, 2012		700,000	700,000

Nisource Finance Corp. commercial paper with an effective yield of 0.955%, February 17, 2012		1,700,000	1,699,244

Nordea Bank Finland PLC/NY certificates of deposit FRN 0.915%, February 6, 2013		1,000,000	997,373

Nordea Bank Finland PLC/NY certificates of deposit FRN 1.023%, April 5, 2013		1,825,000	1,816,152

Old Line Funding, LLC commercial paper with an effective yield of 0.198%, April 16, 2012		1,000,000	999,797

Prudential PLC commercial paper with an effective yield of 0.745%, March 23, 2012 (United Kingdom)		1,750,000	1,748,141

Prudential PLC commercial paper with an effective yield of 0.567%, February 6, 2012 (United Kingdom)		650,000	649,947

Royal Bank of Scotland PLC (The) commercial paper with an effective yield of 0.564%, April 11, 2012 (United Kingdom)		1,700,000	1,698,497

Sheffield Receivables Corp. commercial paper with an effective yield of 0.373%, February 6, 2012 (United Kingdom)		1,950,000	1,949,897

Standard Chartered Bank/New York commercial paper with an effective yield of 0.597%, May 31, 2012		2,000,000	1,996,276

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, April 16, 2012		3,400,000	3,399,388

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, March 1, 2012		7,500,000	7,498,852

Suncorp Group, Ltd. commercial paper with an effective yield of 0.532%, April 4, 2012 (Australia)		1,700,000	1,698,800

Svenska Handelsbanken, Inc. commercial paper with an effective yield of 0.316%, February 6, 2012 (Sweden)		2,000,000	1,999,912

Swedbank AB commercial bank with an effective yield of 0.495%, February 2, 2012 (Sweden)		1,000,000	999,986

TransCanada PipeLines, Ltd. commercial paper with an effective yield of 0.417%, February 6, 2012 (Canada)		2,000,000	1,999,881

U.S. Treasury Bills with an effective yield of 0.221%, March 8, 2012(SEGSF)		160,000	159,962

U.S. Treasury Bills with an effective yield of 0.110%, October 18, 2012(SEG)(SEGSF)		30,000,000	29,979,960

U.S. Treasury Bills with an effective yield of 0.099%, August 23, 2012(SEGSF)		8,000,000	7,996,152

U.S. Treasury Bills with an effective yield of 0.093%, September 20, 2012(SEGSF)		24,000,000	23,987,256

U.S. Treasury Bills with an effective yield of 0.071%, July 26, 2012(SEGSF)		20,000,000	19,992,180

U.S. Treasury Bills with effective yields ranging from 0.119% to 0.150%, May 3, 2012(SEG)(SEGSF)		19,000,000	18,997,321

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.129%, April 5, 2012(SEGSF)		27,135,000	27,132,829

UBS Finance Delaware, LLC commercial paper with an effective yield of 0.569%, April 10, 2012 (Switzerland)		1,700,000	1,698,701

Variable Funding Capital Co. commercial paper with an effective yield of 0.178%, April 26, 2012		2,000,000	1,998,705

Viacom, Inc. commercial paper with an effective yield of 0.416%, February 24, 2012		1,975,000	1,974,457

Victory Receivables Corp. commercial paper with an effective yield of 0.266%, March 19, 2012 (Japan)		1,000,000	999,647

Vodafone Group PLC commercial paper with an effective yield of 1.044%, July 9, 2012 (United Kingdom)		1,700,000	1,694,054

Windmill Funding I Corp. commercial paper with an effective yield of 0.404%, March 27, 2012 (United Kingdom)		1,675,000	1,673,951

Working Capital Management Co. commercial paper with an effective yield of 0.331%, February 24, 2012 (Japan)		2,000,000	1,999,566

Xerox Corp. commercial paper with an effective yield of 0.523%, February 6, 2012		2,000,000	1,999,850

Total short-term investments (cost $224,234,414)			$224,257,093

TOTAL INVESTMENTS

Total investments (cost $486,733,869)(b)			$490,615,775

FORWARD CURRENCY CONTRACTS at 1/31/12 (aggregate face value $4,947,246) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	2/15/12	$5,194	$5,051	$(143)
	British Pound	Buy	2/15/12	264,550	261,674	2,876
	Canadian Dollar	Buy	2/15/12	2,293	2,273	20
	Canadian Dollar	Sell	2/15/12	2,293	2,293	—
	Euro	Buy	2/15/12	13,212	13,164	48
	Japanese Yen	Buy	2/15/12	997	997	—
	Japanese Yen	Sell	2/15/12	997	990	(7)
	Swedish Krona	Buy	2/15/12	17,350	17,322	28
	Swiss Franc	Sell	2/15/12	63,998	62,913	(1,085)
Barclays Bank PLC
	Australian Dollar	Sell	2/15/12	410,683	399,386	(11,297)
	British Pound	Sell	2/15/12	303,468	300,163	(3,305)
	Canadian Dollar	Buy	2/15/12	12,961	12,853	108
	Canadian Dollar	Sell	2/15/12	12,961	12,956	(5)
	Swiss Franc	Buy	2/15/12	103,875	102,572	1,303
Citibank, N.A.
	Australian Dollar	Sell	2/15/12	229,618	226,678	(2,940)
	British Pound	Buy	2/15/12	19,223	19,250	(27)
	British Pound	Sell	2/15/12	19,223	19,014	(209)
	Canadian Dollar	Buy	2/15/12	2,991	2,797	194
	Euro	Buy	2/15/12	6,540	6,515	25
	Japanese Yen	Buy	2/15/12	2,399	2,383	16
	Japanese Yen	Sell	2/15/12	2,399	2,398	(1)
	Swiss Franc	Buy	2/15/12	326	322	4
	Swiss Franc	Sell	2/15/12	326	326	—
Credit Suisse AG
	Australian Dollar	Sell	2/15/12	3,498	3,400	(98)
	British Pound	Sell	2/15/12	355,307	351,363	(3,944)
	Euro	Buy	2/15/12	183,131	182,515	616
	Swedish Krona	Buy	2/15/12	9,402	9,393	9
	Swedish Krona	Sell	2/15/12	9,402	9,384	(18)
	Swiss Franc	Sell	2/15/12	61,173	60,381	(792)
Deutsche Bank AG
	Australian Dollar	Sell	2/15/12	3,604	3,500	(104)
	British Pound	Sell	2/15/12	163,236	161,512	(1,724)
	Canadian Dollar	Buy	2/15/12	11,465	11,464	1
	Canadian Dollar	Sell	2/15/12	11,465	11,364	(101)
	Euro	Sell	2/15/12	72,991	72,408	(583)
	Swedish Krona	Buy	2/15/12	8,815	8,782	33
	Swedish Krona	Sell	2/15/12	8,815	8,806	(9)
	Swiss Franc	Sell	2/15/12	29,880	29,522	(358)
Goldman Sachs International
	Australian Dollar	Sell	2/15/12	7,951	7,732	(219)
	British Pound	Buy	2/15/12	4,727	4,327	400
	Canadian Dollar	Buy	2/15/12	5,384	5,383	1
	Canadian Dollar	Sell	2/15/12	5,384	5,340	(44)
	Euro	Buy	2/15/12	189,410	188,674	736
	South African Rand	Sell	2/15/12	40,758	39,076	(1,682)
	Swedish Krona	Buy	2/15/12	18,482	18,426	56
	Swiss Franc	Sell	2/15/12	22,926	22,633	(293)
HSBC Bank USA, National Association
	British Pound	Buy	2/15/12	208,930	206,749	2,181
	Euro	Buy	2/15/12	9,549	9,514	35
	Japanese Yen	Buy	2/15/12	697	680	17
	Swiss Franc	Buy	2/15/12	53,241	52,588	653
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	2/15/12	2,862	2,785	(77)
	British Pound	Buy	2/15/12	8,981	8,884	97
	British Pound	Sell	2/15/12	8,981	8,994	13
	Canadian Dollar	Sell	2/15/12	168,092	166,701	(1,391)
	Euro	Sell	2/15/12	58,340	58,127	(213)
	Japanese Yen	Buy	2/15/12	9,370	9,366	4
	Japanese Yen	Sell	2/15/12	9,370	9,311	(59)
	Mexican Peso	Buy	2/15/12	50,434	50,319	115
	Swiss Franc	Sell	2/15/12	45,744	45,175	(569)
Royal Bank of Scotland PLC (The)
	British Pound	Buy	2/15/12	17,962	17,988	(26)
	British Pound	Sell	2/15/12	17,962	17,763	(199)
	Euro	Buy	2/15/12	105,693	105,236	457
	Japanese Yen	Sell	2/15/12	80,683	80,125	(558)
	Swedish Krona	Buy	2/15/12	31,983	31,945	38
	Swiss Franc	Sell	2/15/12	217,311	214,684	(2,627)
State Street Bank and Trust Co.
	Australian Dollar	Buy	2/15/12	159,227	154,831	4,396
	Euro	Buy	2/15/12	4,447	4,431	16
	Japanese Yen	Buy	2/15/12	3,645	3,621	24
	Japanese Yen	Sell	2/15/12	3,645	3,644	(1)
	South African Rand	Buy	2/15/12	72,099	69,122	2,977
	Swedish Krona	Sell	2/15/12	192,852	192,202	(650)
	Swiss Franc	Buy	2/15/12	49,656	49,026	630
UBS AG
	British Pound	Buy	2/15/12	126,366	124,988	1,378
	Canadian Dollar	Buy	2/15/12	19,940	19,937	3
	Canadian Dollar	Sell	2/15/12	19,940	19,777	(163)
	Euro	Buy	2/15/12	262,924	261,923	1,001
Westpac Banking Corp.
	Australian Dollar	Sell	2/15/12	1,696	1,649	(47)
	British Pound	Buy	2/15/12	134,244	132,770	1,474
	Euro	Buy	2/15/12	79,924	79,637	287
	Japanese Yen	Buy	2/15/12	1,951	1,940	11
	Japanese Yen	Sell	2/15/12	1,951	1,950	(1)
	Swedish Krona	Sell	2/15/12	39,284	39,189	(95)

Total						$(13,383)

FUTURES CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	6	$805,246	Mar-12	$13,018
Euro-Bund 10 yr (Short)	11	2,010,368	Mar-12	(31,220)
Euro-Swiss Franc 3 Month (Short)	15	4,077,539	Dec-12	(63,096)
Euro-Swiss Franc 3 Month (Short)	15	4,074,688	Jun-12	(45,408)
Euro-Swiss Franc 3 Month (Short)	15	4,072,243	Mar-12	(33,377)
U.S. Treasury Bond 30 yr (Long)	89	14,237,219	Mar-12	145,847
U.S. Treasury Bond 30 yr (Short)	53	7,708,188	Mar-12	(167,390)
U.S. Treasury Note 10 yr (Short)	263	34,781,750	Mar-12	(607,187)

Total				$(788,813)

WRITTEN OPTIONS OUTSTANDING at 1/31/12 (premiums received $17,865,843) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	$4,204,800	Aug-15/4.375	$219,150
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	4,204,800	Aug-15/4.375	1,385,839
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	4,204,800	Aug-15/4.46	206,006
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	4,204,800	Aug-15/4.46	1,445,101
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.	989,000	Oct-16/2.7975	34,130
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.	2,472,000	Oct-16/2.5625	71,317
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	12,330,841	Aug-16/3.625	644,903
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	12,330,841	Aug-16/3.625	1,198,558
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.	1,481,037	Aug-16/5.35	31,995
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	1,481,037	Aug-16/4.35	208,788
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	1,979,672	Aug-16/4.17	35,832
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	1,979,672	Aug-16/4.17	156,550
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	6,747,076	Aug-16/4.28	242,524
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	6,747,076	Aug-16/4.28	919,977
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	2,609,555	Aug-16/4.68	78,548
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	2,609,555	Aug-16/4.68	426,140
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	2,174,629	Jul-16/4.67	65,674
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	2,174,629	Jul-16/4.67	353,595
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,174,629	Jul-16/4.80	61,759
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,174,629	Jul-16/4.80	373,166
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	869,852	Jul-16/4.80	24,617
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	869,852	Jul-16/4.80	149,354
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	2,174,629	Jul-16/4.815	61,107
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	2,174,629	Jul-16/4.815	375,558
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	4,073,428	Jul-16/4.79	110,276
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	4,073,428	Jul-16/4.79	710,671
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	2,164,363	Jul-16/4.74	60,031
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	2,164,363	Jul-16/4.74	370,435
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing June 2026.	1,738,940	Jun-16/5.86	26,971
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2026.	1,738,940	Jun-16/4.86	306,617
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	1,348,204	Jun-16/4.815	34,741
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	1,348,204	Jun-16/4.815	239,588
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	3,006,194	Jun-16/5.12	31,700
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	2,958,171	Jun-16/4.89	35,794
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	2,939,389	Jun-16/4.575	39,782
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	3,006,194	Jun-16/4.12	236,759
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	2,958,171	Jun-16/4.39	262,715
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	2,939,389	Jun-16/4.575	285,767
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	4,829,800	Sep-15/4.04	150,728
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	4,829,800	Sep-15/4.04	633,525
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	91,380	Feb-15/5.27	1,006
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	91,380	Feb-15/5.27	21,345
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	1,612,471	Aug-14/4.20	27,896
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	1,612,471	Aug-14/4.20	250,173
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	1,343,726	Jul-14/4.19	23,246
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	1,343,726	Jul-14/4.19	207,814
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	537,490	Jul-14/4.34	8,331
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	1,343,726	Jul-14/4.35	20,693
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	537,490	Jul-14/4.34	89,253
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	1,343,726	Jul-14/4.35	224,178
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	1,343,729	Jul-14/4.3725	20,290
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	1,343,729	Jul-14/4.3725	226,983
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	2,517,014	Jul-14/4.36	35,412
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	2,517,014	Jul-14/4.36	429,732
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	1,337,383	Jul-14/4.29	19,753
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	1,337,383	Jul-14/4.29	221,135
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.3625% versus the three month USD-LIBOR-BBA maturing January 2023.	625,000	Jan-13/2.3625	26,263
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 2022.	625,000	Dec-12/2.355	26,038
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.345% versus the three month USD-LIBOR-BBA maturing December 2022.	625,000	Dec-12/2.345	25,631
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.335% versus the three month USD-LIBOR-BBA maturing November 2022.	625,000	Nov-12/2.335	25,214
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.32% versus the three month USD-LIBOR-BBA maturing November 2022.	625,000	Nov-12/2.32	24,700
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.	2,233,000	Oct-12/2.443	105,130
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.	2,233,000	Sep-12/2.419	101,423
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.	5,381,000	Aug-12/2.4475	255,436
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	11,940,600	Aug-12/2.855	65,673
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	11,940,600	Aug-12/2.855	937,098
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 2022.	10,135,800	Aug-12/2.73	70,140
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	10,135,800	Aug-12/2.73	693,796
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.	2,233,000	Aug-12/2.394	97,604
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.	579,000	Jul-12/2.6825	37,681
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	536,000	Jul-12/2.1714	15,689
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	536,000	Jul-12/2.1714	15,689
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	536,000	Jul-12/2.1714	15,689
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	536,000	Jul-12/2.1714	15,689
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	536,000	Jul-12/2.1714	15,689
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	4,083,000	Jul-12/2.6075	241,918
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	4,083,000	Jul-12/2.6075	241,918
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.	4,083,000	Jul-12/2.61875	245,388
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.	2,233,000	Jul-12/2.372	93,496
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	525,000	Jun-12/2.183	15,346
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	525,000	Jun-12/2.183	15,346
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	525,000	Jun-12/2.183	15,346
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	525,000	Jun-12/2.183	15,346
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	525,000	Jun-12/2.183	15,346
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.	2,233,000	Jun-12/2.346	88,940
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.	2,233,000	May-12/2.324	84,474
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.	797,000	Apr-12/2.60	47,756
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	793,000	Apr-12/2.111	17,890
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	793,000	Apr-12/2.111	17,890
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	793,000	Apr-12/2.111	17,890
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	793,000	Apr-12/2.111	17,890
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	793,000	Apr-12/2.111	17,890
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.498	202,002
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.498	202,002
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.	189,400	Apr-12/4.8675	—
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.	189,400	Apr-12/4.8675	50,985
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.4275	178,736
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.4275	178,736
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.4275	178,736
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.4275	178,736
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.4275	178,736
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.4275	178,736
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	770,000	Mar-12/2.119	16,216
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	770,000	Mar-12/2.119	16,216
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	770,000	Mar-12/2.119	16,216
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	770,000	Mar-12/2.119	16,216
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	770,000	Mar-12/2.119	16,216
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	3,625,739	May-16/5.11	38,186
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	3,569,888	May-16/4.86	42,839
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	3,552,121	May-16/4.60	47,250
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	3,625,739	May-16/4.11	284,407
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	3,569,888	May-16/4.36	313,186
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	3,552,121	May-16/4.60	348,108
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	6,400,199	May-16/4.765	77,993
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	6,400,199	May-16/4.765	672,021
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	4,448,392	May-16/4.7575	56,495
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	6,793,157	May-16/4.745	85,594
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	16,982,891	May-16/4.77	213,984
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	4,448,392	May-16/4.7575	460,960
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	6,793,157	May-16/4.745	700,449
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	16,982,891	May-16/4.77	1,767,902

Total			$24,631,729

TBA SALE COMMITMENTS OUTSTANDING at 1/31/12 (proceeds receivable $11,399,297) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, February 1, 2042	$3,000,000	2/13/12	$3,171,094
Federal National Mortgage Association, 3 1/2s, February 1, 2042	8,000,000	2/13/12	8,311,875

Total			$11,482,969

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$11,994,000		$—	1/12/22	3 month USD-LIBOR-BBA	2.13057%	$257,901
		11,247,000		—	1/13/14	3 month USD-LIBOR-BBA	0.6075%	19,676
		1,435,000		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	22,853
		1,264,600		—	1/13/22	3 month USD-LIBOR-BBA	2.05%	17,617
		12,131,300		—	1/13/17	1.1642%	3 month USD-LIBOR-BBA	(110,126)
		2,576,000		—	1/24/22	3 month USD-LIBOR-BBA	2.16%	60,344
		3,072,000		—	1/25/22	3 month USD-LIBOR-BBA	2.1825%	78,197
		323,000	(E)	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	9,541
		5,404,500		320,757	1/19/22	4.72%	3 month USD-LIBOR-BBA	(1,096,791)
		563,000		—	1/9/17	1.253%	3 month USD-LIBOR-BBA	(7,659)
		17,509,000		—	1/9/22	3 month USD-LIBOR-BBA	2.11%	346,106
		581,000		—	1/9/42	3 month USD-LIBOR-BBA	2.723%	12,243
	CAD	2,280,000		—	1/23/17	1.6325%	3 month CAD-BA-CDOR	(19,001)
	Barclays Bank PLC
		$21,459,000		—	1/5/17	1.2685%	3 month USD-LIBOR-BBA	(311,783)
		16,462,000		—	1/11/14	3 month USD-LIBOR-BBA	0.6575%	45,215
		475,000		—	1/11/14	0.65625%	3 month USD-LIBOR-BBA	(1,295)
		8,121,000		—	1/12/14	3 month USD-LIBOR-BBA	0.655%	21,876
		95,000		—	1/12/17	1.226%	3 month USD-LIBOR-BBA	(1,154)
		1,175,000		—	1/13/22	2.074%	3 month USD-LIBOR-BBA	(18,991)
		165,000		—	1/13/22	2.05125%	3 month USD-LIBOR-BBA	(2,317)
		553,000		—	1/13/14	3 month USD-LIBOR-BBA	0.608%	973
		3,955,400		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(35,107)
		632,300		—	1/13/22	3 month USD-LIBOR-BBA	2.05%	8,808
		3,619,000		—	1/17/22	3 month USD-LIBOR-BBA	2.028%	41,881
		3,311,000		—	1/17/14	3 month USD-LIBOR-BBA	0.5675%	3,160
		12,897,000		—	1/19/22	1.9955%	3 month USD-LIBOR-BBA	(109,007)
		5,859,000		(10,253)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	(20,650)
		11,650,000		—	1/19/42	2.6192%	3 month USD-LIBOR-BBA	19,572
		1,833,000		—	1/19/22	1.992%	3 month USD-LIBOR-BBA	(14,886)
		4,429,000		—	1/20/22	3 month USD-LIBOR-BBA	1.993%	36,105
		1,698,000		—	1/20/42	2.631%	3 month USD-LIBOR-BBA	(968)
		3,440,000		—	1/23/14	0.5875%	3 month USD-LIBOR-BBA	(4,679)
		197,000		—	1/24/14	3 month USD-LIBOR-BBA	0.5875%	266
		59,000		—	1/24/22	2.1375%	3 month USD-LIBOR-BBA	(1,259)
		1,254,000		—	1/24/14	3 month USD-LIBOR-BBA	0.591%	1,781
		641,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(17,877)
		4,415,000		—	1/27/22	2.082125%	3 month USD-LIBOR-BBA	(70,481)
		2,770,000		—	1/30/22	2.062%	3 month USD-LIBOR-BBA	(38,438)
		1,517,000		—	1/31/22	2.01%	3 month USD-LIBOR-BBA	(13,736)
		2,802,000		—	2/2/17	1.035%	3 month USD-LIBOR-BBA	(5,438)
		3,810,000		—	2/2/22	1.965%	3 month USD-LIBOR-BBA	(18,118)
		4,665,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(972)
		16,930,000		—	2/2/14	0.515%	3 month USD-LIBOR-BBA	1,000
		4,306,000		—	2/2/22	1.92833%	3 month USD-LIBOR-BBA	(5,519)
		904,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	38,773
	AUD	5,010,000		—	1/27/17	4.43%	6 month AUD-BBR-BBSW	(58,447)
	AUD	2,180,000		—	1/27/22	6 month AUD-BBR-BBSW	4.81%	48,049
	AUD	530,000		—	2/1/22	4.609%	6 month AUD-BBR-BBSW	(2,562)
	GBP	1,210,000		—	1/23/22	2.4275%	6 month GBP-LIBOR-BBA	(30,737)
	GBP	910,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(112,948)
	GBP	412,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(90,519)
	GBP	1,380,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	198,585
	Citibank, N.A.
		$20,864,000		—	1/12/14	0.6565%	3 month USD-LIBOR-BBA	(56,845)
		285,000		—	1/12/17	3 month USD-LIBOR-BBA	1.2264%	3,467
		7,924,000		—	1/19/22	3 month USD-LIBOR-BBA	2.021%	85,822
		1,672,000		—	1/19/42	3 month USD-LIBOR-BBA	2.6455%	6,586
		363,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	3,300
		904,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	38,773
		3,361,000		73,151	1/17/22	2.4475%	3 month USD-LIBOR-BBA	(97,136)
		1,630,000		—	1/10/17	3 month USD-LIBOR-BBA	1.216%	19,126
	Credit Suisse International
		22,975,000		—	1/5/14	0.73%	3 month USD-LIBOR-BBA	(96,503)
		8,731,000		—	1/5/17	3 month USD-LIBOR-BBA	1.26875%	127,031
		2,962,000		—	1/6/17	3 month USD-LIBOR-BBA	1.2753%	43,911
		71,953,000		—	1/12/14	0.6525%	3 month USD-LIBOR-BBA	(190,131)
		116,600,000		—	1/13/14	0.617%	3 month USD-LIBOR-BBA	(226,698)
		1,617,000		—	1/13/17	3 month USD-LIBOR-BBA	1.1795%	15,888
		2,037,700		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	32,452
		9,817,100		—	1/13/17	1.164104%	3 month USD-LIBOR-BBA	(89,118)
		4,614,000		—	1/17/22	2.0505%	3 month USD-LIBOR-BBA	(63,079)
		20,086,000		—	1/17/42	2.688%	3 month USD-LIBOR-BBA	(263,309)
		12,505,000		—	1/20/14	3 month USD-LIBOR-BBA	0.583%	16,020
		64,000		—	1/20/42	3 month USD-LIBOR-BBA	2.673%	624
		591,000		—	1/23/17	1.165%	3 month USD-LIBOR-BBA	(5,141)
		115,000		—	1/23/42	3 month USD-LIBOR-BBA	2.765%	3,357
		1,594,000		—	1/23/22	2.09875%	3 month USD-LIBOR-BBA	(28,319)
		11,723,000		—	1/27/14	0.550278%	3 month USD-LIBOR-BBA	(7,196)
		3,454,000		—	1/27/14	3 month USD-LIBOR-BBA	0.56%	2,780
		6,418,000		—	1/30/14	0.533%	3 month USD-LIBOR-BBA	(1,753)
		904,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	38,773
		1,675,000		—	1/30/17	3 month USD-LIBOR-BBA	1.075%	6,732
		1,059,000		—	1/30/22	2.0725%	3 month USD-LIBOR-BBA	(15,733)
		311,000		—	1/30/42	2.81%	3 month USD-LIBOR-BBA	(11,957)
		604,000		—	1/30/17	1.056%	3 month USD-LIBOR-BBA	(1,866)
		1,060,000		—	2/1/17	1.04%	3 month USD-LIBOR-BBA	(2,321)
		4,806,000		—	2/2/14	0.529%	3 month USD-LIBOR-BBA	(1,062)
		4,663,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(972)
		9,501,000		—	2/2/14	0.514%	3 month USD-LIBOR-BBA	751
		463,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	16,349
	CHF	550,000		—	1/23/22	6 month CHF-LIBOR-BBA	1.1225%	3,453
	CHF	550,000		—	1/25/22	6 month CHF-LIBOR-BBA	1.1775%	6,698
	GBP	910,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	103,202
	SEK	4,410,000		—	1/23/22	2.30%	3 month SEK-STIBOR-SIDE	1,549
	SEK	4,410,000		—	1/25/22	2.4275%	3 month SEK-STIBOR-SIDE	(5,821)
	Deutsche Bank AG
		$10,141,000		—	1/6/14	0.7245%	3 month USD-LIBOR-BBA	(41,501)
		3,847,000		—	1/6/17	3 month USD-LIBOR-BBA	1.257%	53,559
		5,171,000		—	1/6/17	3 month USD-LIBOR-BBA	1.255%	71,519
		7,761,000		—	1/6/14	3 month USD-LIBOR-BBA	0.7225%	31,440
		96,531,000		—	1/13/14	3 month USD-LIBOR-BBA	0.618%	189,658
		6,272,000		—	1/13/17	3 month USD-LIBOR-BBA	1.178%	61,182
		9,633,600		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(85,505)
		1,580,700		—	1/13/22	3 month USD-LIBOR-BBA	2.05375%	22,577
		5,717,000		—	1/19/14	0.5625%	3 month USD-LIBOR-BBA	(4,999)
		55,000		—	1/19/17	1.102%	3 month USD-LIBOR-BBA	(318)
		2,173,000		—	1/20/17	1.10%	3 month USD-LIBOR-BBA	(12,275)
		14,073,000		—	1/20/22	2.02%	3 month USD-LIBOR-BBA	(150,161)
		12,723,000		—	1/20/42	3 month USD-LIBOR-BBA	2.656%	77,922
		232,000		—	1/20/17	1.1225%	3 month USD-LIBOR-BBA	(1,567)
		9,388,000		—	1/23/22	2.0475%	3 month USD-LIBOR-BBA	(121,994)
		3,803,000		—	1/23/22	2.108%	3 month USD-LIBOR-BBA	(70,843)
		19,350,000		—	1/23/17	3 month USD-LIBOR-BBA	1.15641%	160,154
		545,000		—	1/24/17	3 month USD-LIBOR-BBA	1.19233%	5,443
		8,571,000		—	1/30/14	0.53125%	3 month USD-LIBOR-BBA	(2,177)
		4,665,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(972)
		184,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	1,549
		904,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	38,773
		734,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	36,230
		12,102,578		(22,844)	1/5/14	0.545%	3 month USD-LIBOR-BBA	(29,218)
		6,229,000		—	1/3/14	0.773%	3 month USD-LIBOR-BBA	(31,539)
		42,821,000		—	1/5/17	1.2699%	3 month USD-LIBOR-BBA	(625,198)
	EUR	3,420,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(446,136)
	Goldman Sachs International
		$3,143,000		—	1/5/17	3 month USD-LIBOR-BBA	1.285%	48,217
		49,168,000		—	1/6/17	3 month USD-LIBOR-BBA	1.2568%	684,029
		39,554,000		—	1/12/14	3 month USD-LIBOR-BBA	0.6565%	107,767
		659,000		—	1/12/17	1.2185%	3 month USD-LIBOR-BBA	(7,757)
		2,000,000		—	1/13/14	3 month USD-LIBOR-BBA	0.609%	3,560
		17,034,700		—	1/13/17	1.164785%	3 month USD-LIBOR-BBA	(155,154)
		4,768,000		(8,284)	1/4/14	0.61%	3 month USD-LIBOR-BBA	(16,989)
		904,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	38,773
		15,530,000		—	1/30/22	2.052%	3 month USD-LIBOR-BBA	(201,056)
		15,559,000		—	1/30/42	3 month USD-LIBOR-BBA	2.8019%	571,281
		8,481,000	(F)	—	2/1/17	3 month USD-LIBOR-BBA	1.041%	19,455
		376,000		—	2/2/42	3 month USD-LIBOR-BBA	2.695%	5,307
		2,220,000		—	2/2/17	3 month USD-LIBOR-BBA	0.98875%	(775)
		87,000		—	2/2/42	2.64%	3 month USD-LIBOR-BBA	(174)
		734,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	36,230
		1,020,000		(11,526)	1/27/22	3 month USD-LIBOR-BBA	2.27%	22,608
		762,000		16,107	1/27/22	2.52%	3 month USD-LIBOR-BBA	(27,131)
		2,332,000	(E)	—	2/7/17	1.35%	3 month USD-LIBOR-BBA	(40,017)
	EUR	3,400,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	144,466
	GBP	781,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	42,878
	GBP	412,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	38,311
	GBP	741,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(35,065)
	GBP	710,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(81,114)
	GBP	710,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(74,334)
	JPMorgan Chase Bank, N.A.
		$13,976,000		—	1/11/17	1.2125%	3 month USD-LIBOR-BBA	(161,073)
		8,858,000		—	1/11/17	3 month USD-LIBOR-BBA	1.187%	90,979
		21,762,000		—	1/13/14	3 month USD-LIBOR-BBA	0.613%	40,526
		168,000		—	1/13/17	3 month USD-LIBOR-BBA	1.1673%	1,551
		15,138,600		—	1/13/17	1.168249%	3 month USD-LIBOR-BBA	(140,484)
		80,512,000		—	1/17/14	0.587%	3 month USD-LIBOR-BBA	(108,049)
		13,080,000		—	1/17/17	1.115%	3 month USD-LIBOR-BBA	(84,855)
		68,000		—	1/19/22	1.99%	3 month USD-LIBOR-BBA	(540)
		46,000		—	1/19/14	0.56%	3 month USD-LIBOR-BBA	(38)
		34,693,000		—	1/20/22	3 month USD-LIBOR-BBA	2.0075%	329,803
		386,000		—	1/20/42	3 month USD-LIBOR-BBA	2.6455%	1,498
		6,405,000		—	1/20/22	3 month USD-LIBOR-BBA	2.029%	73,676
		1,282,000		—	1/23/42	3 month USD-LIBOR-BBA	2.688%	16,367
		16,260,000		—	1/23/14	3 month USD-LIBOR-BBA	0.59%	22,940
		10,871,000		—	1/23/22	3 month USD-LIBOR-BBA	2.097184%	191,609
		2,129,000		—	1/25/17	3 month USD-LIBOR-BBA	1.2255%	24,644
		2,545,000		—	1/26/22	2.154%	3 month USD-LIBOR-BBA	(57,838)
		3,150,000		—	1/27/22	3 month USD-LIBOR-BBA	2.10%	55,553
		904,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	38,773
		3,361,000		72,113	1/17/22	2.453%	3 month USD-LIBOR-BBA	(99,895)
		3,932,000		—	2/1/22	1.956%	3 month USD-LIBOR-BBA	(15,256)
		4,665,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(972)
		1,388,000		(26,580)	1/19/22	3 month USD-LIBOR-BBA	2.2775%	21,620
		9,007,500		519,733	1/17/22	4.80%	3 month USD-LIBOR-BBA	(1,911,575)
	CAD	590,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(13,716)
	CAD	1,160,000		—	1/24/22	2.3825%	3 month CAD-BA-CDOR	(18,187)
	EUR	2,280,000		—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	44,446
	EUR	5,590,000		—	12/16/13	0.52%	1 month EUR-EONIA-OIS-COMPOUND	(22,748)
	JPY	8,800,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	3,587
	JPY	11,800,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(1,246)
	UBS AG
	CHF	9,043,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(143,270)

	Total							$(3,092,510)
(E)	See Interest rate swap contracts note regarding extended effective dates.

(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$2,337,191	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	$(44,658)
Barclays Bank PLC
	802,537	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	843
	720,040	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(14,100)
	1,820,155	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,866
	69,664	305	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,033)
	92,830	(15)	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,934)
	3,271,988	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	22,613
	4,607,303	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,510)
	2,969,600	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,973)
	2,288,469	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	621
	11,953,269	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(35,052)
	7,886,541	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,139
	1,614,440	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	438
	10,308,471	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,229)
	7,532,979	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,043
	3,021,810	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	13,413
	352,968	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,826)
	800,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(15,174)
	2,337,191	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	44,658
	1,805,583	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(33,568)
	685,295	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,740)
	2,302,718	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,752)
	3,082,694	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	13,683
	4,350,912	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,759)
	624,542	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,611)
	2,054,068	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,235
	5,518,965	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,497
	413,931	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	846
	171,709	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(114)
	555,950	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(369)
	403,031	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(268)
	4,257,457	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(86,033)
Citibank, N.A.
	573,126	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	155
	6,976,583	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(133,305)
Credit Suisse International
	804,072	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(15,364)
	2,134,369	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,259)
Deutsche Bank AG
	2,024,416	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	19,577
	2,134,369	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,259)
Goldman Sachs International
	460,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	4,137
	345,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	2,760
	212,299	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,157)
	5,117,776	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,388
	4,921,589	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	34,014
EUR	2,294,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(32,137)

Total						$(354,258)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(1,513)	$170,000	12/20/19	(100 bp)	$25,673
	Deutsche Bank AG
	France, Gov't of, 4.25%, 04/25/2019	—	1,870	2,000,000	6/20/15	(100 bp)	32,981
	JPMorgan Chase Bank, N.A.
	Republic of Italy, 6 7/8%, 9/27/23	—	(364,425)	1,376,000	12/20/21	(100 bp)	(85,048)
	Republic of Italy, 6 7/8%, 9/27/23	A2	305,195	3,476,000	12/20/13	100 bp	120,284

	Total						$93,890

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2012.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
OJSC	Open Joint Stock Company
PO	Principal Only
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $349,399,518.
(b)	The aggregate identified cost on a tax basis is $487,242,877, resulting in gross unrealized appreciation and depreciation of $9,482,717 and $6,109,819, respectively, or net unrealized appreciation of $3,372,898.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,344 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $92,608,009 and $96,897,751, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(TR)	Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
At the close of the reporting period, the fund maintained liquid assets totaling $173,286,894 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $412,900,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $1,555,200,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $5,800,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,265,303 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $21,472,580 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $20,194,561.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$10,971,478	$—
Corporate bonds and notes	—	42,901,910	—
Foreign government bonds and notes	—	2,222,217	—
Mortgage-backed securities	—	90,238,573	16,692
Purchased options outstanding	—	9,486,086	—
U.S. Government Agency Obligations	—	394,866	—
U.S. Government and Agency Mortgage Obligations	—	110,066,091	—
U.S. Treasury Obligations	—	60,769	—
Short-term investments	—	224,257,093	—

Totals by level	$—	$490,599,083	$16,692

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(13,383)	$—
Futures contracts	(788,813)	—	—
Written options	—	(24,631,729)	—
TBA sale commitments	—	(11,482,969)	—
Interest rate swap contracts	—	(4,014,884)	—
Total return swap contracts	—	(354,548)	—
Credit default contracts	—	152,763	—

Totals by level	$(788,813)	$(40,344,750)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$337,674	$184,911
Foreign exchange contracts	22,281	35,664
Interest rate contracts	15,191,609	35,495,497

Total	$15,551,564	$35,716,072

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
1/31/12 (Unaudited)

MORTGAGE-BACKED SECURITIES (39.5%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 06-1, Class 5A1, 3.365s, 2036			$6,369,930	$2,834,619
FRB Ser. 05-11, Class 5A1, 0.546s, 2036			11,596,225	6,145,999

American Home Mortgage Assets FRB Ser. 06-6, Class A1A, 0.466s, 2046			5,974,267	2,628,678

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.843s, 2049			1,760,178	1,777,686
Ser. 04-3, Class D, 5.786s, 2039			2,832,319	2,552,967
Ser. 07-2, Class A2, 5.634s, 2049			4,967,900	5,131,624
Ser. 06-5, Class A2, 5.317s, 2047			7,882,967	7,990,672
Ser. 06-6, Class A2, 5.309s, 2045			4,260,511	4,262,296
Ser. 04-4, Class D, 5.073s, 2042			1,827,000	1,731,083
Ser. 07-1, Class XW, IO, 0.456s, 2049			7,175,077	83,403

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036			1,954,000	1,943,644
Ser. 04-4, Class XC, IO, 1.042s, 2042			6,895,337	127,309
Ser. 02-PB2, Class XC, IO, 0.806s, 2035			10,636,874	13,402

Barclays Capital LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.87s, 2046			46,036,430	1,881,020
Ser. 09-RR7, Class 2A7, IO, 1.584s, 2047			107,211,329	4,459,991
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047			121,048,612	2,989,901
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046			125,578,475	3,101,788

Barclays Capital, LLC Trust FRB Ser. 07-AA2, Class 12A1, 0.486s, 2047			3,433,708	1,613,843

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.536s, 2035			2,837,399	1,376,138

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 02-PBW1, Class G, 5.83s, 2035			1,867,000	1,796,427

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			19,785,959	496,628
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047			11,908,061	242,924
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046			26,411,384	470,123
Ser. 07-AR3, Class 1X, IO, 1/2s, 2037			13,580,756	217,292
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			14,134,813	192,233

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			2,520,000	2,420,914

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR1, Class A3, 0.496s, 2037			2,218,452	1,109,226
FRB Ser. 07-AR1, Class A2, 0.436s, 2037			2,134,869	1,099,031

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 07-CD4, Class A2B, 5.205s, 2049			3,689,440	3,704,770

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E, 7.64s, 2032			1,914,000	2,004,915

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.25s, 2046			1,776,208	1,781,841
Ser. 05-LP5, Class B, 5.105s, 2043(F)			4,064,000	3,823,056

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.666s, 2036			17,049,361	9,803,382
FRB Ser. 07-OA11, Class A1A, 1.577s, 2047			8,027,333	4,029,764
FRB Ser. 05-38, Class A3, 0.626s, 2035			3,140,102	1,674,960
FRB Ser. 07-OA4, Class A1, 0.446s, 2047			6,561,427	3,822,031

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.581s, 2035			198,967	34,299
FRB Ser. 05-R3, Class AF, 0.676s, 2035			195,552	157,419

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.987s, 2039			4,006,427	4,023,514

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036			2,196,000	2,152,080
Ser. 05-C5, Class AJ, 5.1s, 2038(F)			3,872,000	3,875,607
Ser. 05-C1, Class AJ, 5.075s, 2038			1,745,000	1,776,288
Ser. 03-CPN1, Class E, 4.891s, 2035			1,849,000	1,790,220

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			2,328,000	2,456,040
Ser. 03-C3, Class AX, IO, 1.922s, 2038			66,599,480	972,619
Ser. 04-C4, Class AX, IO, 1.19s, 2039			6,668,857	140,713

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB Ser. 06-AR1, Class 1A3, 0.606s, 2036			5,043,430	1,765,201

DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.452s, 2031			2,057,000	2,177,688
Ser. 98-CF2, Class B3, 6.04s, 2031			3,868,767	4,039,235

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.358s, 2035			236,105	377,306
IFB Ser. 3072, Class SM, 22.735s, 2035			652,710	1,011,257
IFB Ser. 3072, Class SB, 22.588s, 2035			584,809	902,274
IFB Ser. 3249, Class PS, 21.319s, 2036			539,168	797,523
IFB Ser. 2990, Class LB, 16.205s, 2034			1,435,418	1,967,814
IFB Ser. 3835, Class SN, 15.401s, 2041			29,210,480	41,007,132
IFB Ser. 3859, Class SG, IO, 6.41s, 2039			4,377,726	657,928
IFB Ser. 3727, Class PS, IO, 6.41s, 2038			34,871,647	3,894,549
IFB Ser. 3287, Class SE, IO, 6.41s, 2037(F)			878,675	111,429
IFB Ser. 3835, Class SC, IO, 6.36s, 2038			25,316,685	4,644,346
IFB Ser. 3856, Class PS, IO, 6.31s, 2040			4,828,099	744,944
IFB Ser. 3852, Class KS, IO, 6.26s, 2041			16,247,277	2,673,814
IFB Ser. 3677, Class SA, IO, 6.26s, 2040			36,168,806	3,806,043
IFB Ser. 3708, Class SQ, IO, 6.26s, 2040			22,222,261	2,872,005
IFB Ser. 3907, Class KS, IO, 6.26s, 2040			10,358,627	1,745,543
IFB Ser. 3708, Class SA, IO, 6.16s, 2040			44,554,901	5,642,433
IFB Ser. 3934, Class SA, IO, 6.11s, 2041			2,358,926	397,267
IFB Ser. 3852, Class NT, 5.71s, 2041			12,272,139	12,920,230
IFB Ser. 3852, Class TB, 5.71s, 2041			2,101,375	2,214,009
IFB Ser. 3752, Class PS, IO, 5.71s, 2040			20,983,064	3,586,635
Ser. 3645, Class ID, IO, 5s, 2040			668,470	59,119
Ser. 3680, Class KI, IO, 5s, 2038			16,066,557	2,153,883
Ser. 3632, Class CI, IO, 5s, 2038			745,740	62,336
Ser. 3626, Class DI, IO, 5s, 2037			506,489	22,422
Ser. 3653, Class CI, IO, 5s, 2036			9,385,514	407,801
Ser. 3623, Class CI, IO, 5s, 2036			462,051	34,654
Ser. 3747, Class HI, IO, 4 1/2s, 2037			847,761	96,677
Ser. 3736, Class QI, IO, 4s, 2034			17,030,782	628,010
Ser. 3751, Class MI, IO, 4s, 2034			1,762,706	84,857
Ser. 3707, Class HI, IO, 4s, 2023			1,398,176	47,622
Ser. T-8, Class A9, IO, 0.441s, 2028			627,930	4,709
Ser. T-59, Class 1AX, IO, 0.275s, 2043			1,409,147	10,569
Ser. T-48, Class A2, IO, 0.212s, 2033			2,015,115	14,449
FRB Ser. T-54, Class 2A, IO, zero %, 2043			818,917	128

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.62112s, 2031			2,115,637	2,930,736
IFB Ser. 05-74, Class NK, 26.119s, 2035			139,555	254,564
IFB Ser. 07-53, Class SP, 23.187s, 2037			566,456	885,402
IFB Ser. 06-86, Class SY, 23.004s, 2036			1,667,570	2,269,959
IFB Ser. 05-75, Class GS, 19.421s, 2035			631,458	910,395
IFB Ser. 11-4, Class CS, 12.347s, 2040			6,719,601	7,700,982
IFB Ser. 11-67, Class BS, IO, 6.224s, 2041			21,881,707	3,372,409
IFB Ser. 12-3, Class SD, IO, 6.22s, 2042			6,886,124	1,254,583
IFB Ser. 404, Class S13, IO, 6.124s, 2040			969,860	141,215
IFB Ser. 10-35, Class SG, IO, 6.124s, 2040			17,339,497	3,092,673
Ser. 10-21, Class IP, IO, 5s, 2039			1,167,389	135,709
Ser. 398, Class C5, IO, 5s, 2039			2,002,551	230,293

Ser. 397, Class 2, IO, 5s, 2039			647,028	84,618
Ser. 09-31, Class PI, IO, 5s, 2038			6,827,349	1,003,508
Ser. 10-100, Class AI, IO, 4 1/2s, 2025			10,203,784	630,619
Ser. 406, Class 2, IO, 4s, 2041			2,076,820	242,780
Ser. 406, Class 1, IO, 4s, 2041			1,272,536	148,759
Ser. 03-W10, Class 1, IO, 1.442s, 2043			590,160	26,557
Ser. 98-W2, Class X, IO, 0.919s, 2028			1,110,087	49,603
Ser. 98-W5, Class X, IO, 0.85s, 2028			456,981	18,965
Ser. 03-W1, Class 2A, IO, zero %, 2042			1,747,990	137
Ser. 07-44, Class CO, PO, zero %, 2037			202,124	181,455

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			2,410,000	2,349,750

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			2,508,000	2,508,000

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3, 5.481s, 2049			3,126,000	3,399,178

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037			3,000,000	3,037,741
FRB Ser. 04-C1, Class G, 5.157s, 2038(F)			2,606,000	2,490,653
Ser. 05-C2, Class XC, IO, 0.183s, 2043			41,251,328	310,086

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041			2,958,000	2,832,631

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C2, Class H, 6.756s, 2038(F)			1,713,000	1,738,499
FRB Ser. 03-C2, Class F, 5.651s, 2040			1,472,000	1,409,780

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.353s, 2041			15,868,804	23,830,818
IFB Ser. 10-158, Class SD, 14.157s, 2040			2,479,000	3,494,597
IFB Ser. 11-70, Class WS, 9.138s, 2040			10,522,271	11,883,853
IFB Ser. 11-56, Class MS, 6.786s, 2041			2,656,532	2,906,219
IFB Ser. 11-56, Class SG, 6.776s, 2041			1,278,661	1,416,743
IFB Ser. 11-37, Class SB, IO, 6.419s, 2038			2,583,898	326,217
IFB Ser. 11-61, Class CS, IO, 6.399s, 2035			21,545,302	2,962,479
IFB Ser. 10-167, Class SM, IO, 6.39s, 2040			16,102,366	2,618,245
IFB Ser. 10-113, Class CS, IO, 6.369s, 2039			12,118,711	1,885,914
IFB Ser. 10-85, Class SD, IO, 6.369s, 2038			1,129,659	179,220
IFB Ser. 11-37, Class SD, IO, 6.369s, 2038			3,324,313	548,512
IFB Ser. 11-11, Class PS, IO, 6.319s, 2040			16,405,918	2,497,965
IFB Ser. 10-120, Class SB, IO, 5.919s, 2035			2,342,582	235,031
IFB Ser. 10-20, Class SC, IO, 5.869s, 2040			594,203	92,197
IFB Ser. 11-40, Class AS, IO, 5.837s, 2036			7,698,555	986,878
IFB Ser. 11-70, Class SN, IO, 5.61s, 2041			10,626,000	2,964,335
IFB Ser. 11-70, Class SH, IO, 5.6s, 2041			13,288,000	3,723,962
Ser. 10-68, Class MI, IO, 5s, 2039			2,381,676	322,979
Ser. 10-150, Class WI, IO, 5s, 2038			29,352,793	3,298,080
IFB Ser. 11-12, Class IB, IO, 4.505s, 2040			7,818,938	767,038
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			980,170	168,421
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			13,125,550	1,525,845
Ser. 11-70, PO, zero %, 2041			20,152,370	16,395,968
Ser. 10-151, Class KO, PO, zero %, 2037			4,453,472	4,016,899

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			13,697,927	493,125

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035			2,233,000	2,167,909

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			987,148	995,169

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.913s, 2035			429,527	72,768
IFB Ser. 04-4, Class 1AS, IO, 5.204s, 2034			1,056,002	180,675
Ser. 06-RP2, Class 1AS1, IO, 5.13s, 2036			935,297	144,647
FRB Ser. 06-RP2, Class 1AF1, 0.676s, 2036			935,297	720,179
FRB Ser. 04-4, Class 1AF, 0.676s, 2034			1,056,002	813,122
FRB Ser. 05-RP1, Class 1AF, 0.626s, 2035			429,527	330,736
Ser. 98-2, IO, 0.467s, 2027			173,293	14
Ser. 98-3, IO, 0.315s, 2027			208,411	523
Ser. 99-2, IO, zero %, 2027			303,827	767
Ser. 98-4, IO, zero %, 2026			235,000	611

Harborview Mortgage Loan Trust
FRB Ser. 05-16, Class 3A1A, 0.531s, 2036			6,315,001	3,533,875
FRB Ser. 06-8, Class 2A1A, 0.469s, 2036			15,694,039	9,494,893

IndyMac Index Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.168s, 2036			103,897	5,714
FRB Ser. 06-AR11, Class 3A1, 2.82648s, 2036			3,226,571	1,394,992
FRB Ser. 06-AR39, Class A1, 0.456s, 2037			13,840,127	7,352,567
FRB Ser. 06-AR21, Class A1, 0.396s, 2036			8,597,628	3,696,980
FRB Ser. 06-AR29, Class A2, 0.356s, 2036			7,886,369	3,391,139

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.476s, 2037			5,888,322	2,531,978
FRB Ser. 06-A7, Class 1A1, 0.436s, 2036			10,774,083	5,171,560
FRB Ser. 07-A1, Class 1A3A, 0.426s, 2037(F)			5,121,668	2,201,286

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.843s, 2041(F)			3,181,000	2,952,802
FRB Ser. 02-C2, Class E, 5.517s, 2034			2,251,000	2,219,914
Ser. 07-LDPX, Class A3S, 5.317s, 2049			4,595,000	4,715,617
Ser. 02-C3, Class D, 5.314s, 2035			3,519,000	3,413,430
FRB Ser. 03-LN1, Class B, 5.012s, 2037			2,100,000	1,932,000
Ser. 05-LDP3, Class A4B, 4.996s, 2042			1,942,500	1,991,193

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 02-C1, Class E, 6.135s, 2037			2,672,000	2,662,488
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)			2,404,000	2,380,177

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032			19,032	19,023
Ser. 06-C6, Class AM, 5.413s, 2039(F)			1,342,000	1,388,675
Ser. 05-C7, Class A2, 5.103s, 2030			192,881	192,881
Ser. 03-C5, Class F, 4.843s, 2037			3,000,000	2,760,000
Ser. 07-C2, Class XW, IO, 0.702s, 2040			6,081,069	123,573

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class J, 6.235s, 2035			6,492,000	6,493,948
Ser. 03-C8, Class G, 5.35s, 2037			1,803,000	1,815,813
Ser. 05-C3, Class XCL, IO, 0.328s, 2040			57,590,535	970,861

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.406s, 2037			3,361,750	1,630,449

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, zero %, 2047			10,014,761	310,458

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.027s, 2050			889,000	929,335
FRB Ser. 07-C1, Class A2, 5.923s, 2050			3,011,168	3,031,041
Ser. 05-MCP1, Class XC, IO, 0.269s, 2043			164,643,004	1,724,471

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-1, Class A2, 5.439s, 2039			136,800	136,764
FRB Ser. 06-4, Class A2FL, 0.416s, 2049			2,230,305	2,180,123

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.783s, 2049			993,708	1,013,568
Ser. 06-HQ9, Class A2, 5.618s, 2044			880,155	879,787
Ser. 07-IQ14, Class A2, 5.61s, 2049			3,135,654	3,297,272
FRB Ser. 07-HQ12, Class A2FL, 0.545s, 2049			976,528	917,936

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C, 5.238s, 2041(F)			2,734,000	2,742,699

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			3,158,000	3,052,839

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2, Class F, 5.72855s, 2035			2,126,000	2,019,700

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			843,571	862,551

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.516s, 2036			2,291,705	893,765
FRB Ser. 06-AR4, Class A1A, 0.446s, 2036			2,348,599	939,440

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			4,302,883	4,410,455

Residential Accredit Loans, Inc.
Ser. 06-QS13, Class 1A5, 6s, 2036			182,132	114,743
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046			17,543,825	898,244
Ser. 06-Q07, Class X1, IO, 0.9s, 2046			11,483,096	361,718

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			4,138,000	4,280,871

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 07-4, Class 1A1, 0.516s, 2037			1,582,882	633,153

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			27,155,385	1,010,180
Ser. 06-AR3, Class 12X, IO, 1s, 2036			9,285,445	339,847
Ser. 06-AR7, Class X, IO, 0.9s, 2036			66,745,273	1,908,915
Ser. 06-AR4, Class 5X, IO, 0.8s, 2036			8,345,092	217,807
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			9,427,010	196,082
Ser. 06-AR8, Class X, IO, 0.4s, 2036			43,156,129	561,030

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.913s, 2045			1,514,297	272,573
Ser. 07-4, Class 1A4, IO, 1s, 2045			3,116,449	128,554

Structured Asset Securities Corp. 144A

FRB Ser. 05-RF2, Class A, 0.644s, 2035			3,494,020	2,620,515

Ser. 04-NP2, Class A, 0.63s, 2034			458,054	366,444

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.739s, 2039(F)			8,148,000	7,829,634

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C25, Class A2, 5.684s, 2043			172,738	172,738
Ser. 06-C28, Class A3, 5.679s, 2048			1,571,000	1,723,565
Ser. 07-C30, Class A3, 5.246s, 2043			1,640,606	1,676,690
Ser. 05-C17, Class AJ, 5.224s, 2042			1,795,820	1,849,282
Ser. 06-C29, IO, 0.552s, 2048			167,090,740	2,526,412

Wachovia Mortgage Loan Trust, LLC
FRB Ser. 06-AMN1, Class A2, 0.444s, 2036			6,190,700	2,445,327
FRB Ser. 06-AMN1, Class A1, 0.29472s, 2036			3,823,264	1,491,073

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class C, 4.9s, 2036			589,000	592,596

Washington Mutual Mortgage Pass-Through Certificates
FRB Ser. 07-0C2, Class A3, 0.604s, 2037(F)			5,228,809	2,560,917
FRB Ser. 07-HY1, Class A3A, 0.506s, 2037			21,835,492	12,102,525

Total mortgage-backed securities (cost $506,989,678)				$507,570,586

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (38.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.3%)

Government National Mortgage Association Pass-Through Certificates
4s, January 20, 2041			$7,375,241	$7,957,194
3 1/2s, TBA, February 1, 2042			8,000,000	8,405,625

				16,362,819
U.S. Government Agency Mortgage Obligations (37.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041			741,541	769,610

Federal National Mortgage Association Pass-Through Certificates
4s, TBA, February 1, 2042			19,000,000	20,083,593
3 1/2s, TBA, February 1, 2042			443,000,000	460,270,089

				481,123,292

Total U.S. government and agency mortgage obligations (cost $491,944,825)				$497,486,111

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

Wells Fargo & Co. 2 1/8s, FDIC guaranteed notes, June 15, 2012			$840,000	$846,140

Total U.S. government agency obligations (cost $840,931)				$846,140

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020			$371,000	$402,593

Total U.S. treasury obligations (cost $349,396)				$402,593

CORPORATE BONDS AND NOTES (16.7%)(a)
			Principal amount	Value

Basic materials (1.6%)

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			$1,145,000	$1,166,176

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			950,000	1,021,250

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014			1,270,000	1,442,627

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			1,000,000	1,030,000

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)			1,836,000	1,934,685

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s, 2015 (United Kingdom)		EUR	195,000	264,316

Lyondell Chemical Co. company guaranty notes 11s, 2018			$374,324	409,885

Lyondell Chemical Co. company guaranty sr. notes 8s, 2017			273,000	304,395

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			200,000	217,500

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			1,985,000	2,762,393

Sealed Air Corp. sr. notes 7 7/8s, 2017			1,385,000	1,474,197

Sealed Air Corp. 144A notes 5 5/8s, 2013			1,442,000	1,496,355

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			1,032,000	1,210,020

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			1,040,000	1,071,200

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013			4,175,000	4,409,343

				20,214,342
Capital goods (0.3%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			227,000	243,458

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,000,000	1,030,000

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			2,495,000	2,859,362

				4,132,820
Communication services (1.7%)

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			1,020,000	1,106,700

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			3,010,000	3,095,647

Comcast Cable Holdings, LLC debs. 9.8s, 2012			290,000	290,000

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			2,205,000	2,527,611

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,000,000	1,060,000

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)			1,480,000	1,668,700

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,005,000	1,012,538

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015			2,835,000	2,927,138

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			210,000	221,288

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			1,000,000	1,031,250

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			1,270,000	1,444,625

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014			1,000,000	1,004,492

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015			2,900,000	3,000,740

Wind Acquisition Finance SA 144A company guaranty sr. sec. bonds 7 3/8s, 2018 (Luxembourg)		EUR	850,000	1,006,050

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			$1,000,000	1,105,000

				22,501,779
Consumer cyclicals (1.9%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,560,000	2,739,200

Belo Corp. sr. unsec. unsub. notes 8s, 2016			500,000	551,250

Building Materials Corp. 144A sr. notes 7s, 2020			1,010,000	1,090,800

DISH DBS Corp. company guaranty 7 1/8s, 2016			977,000	1,072,258

Ford Motor Credit Corp. sr. unsec. notes 12s, 2015			1,250,000	1,559,375

Hanesbrands, Inc. company guaranty sr. unsec. notes FRN Ser. B, 4.146s, 2014			896,000	896,000

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			1,000,000	1,033,750

Interpublic Group of Companies, Inc. (The) sr. unsec. notes 10s, 2017			895,000	1,023,656

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			3,000,000	2,955,000

Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	100,000	112,106

MGM Resorts International sr. notes 10 3/8s, 2014			$340,000	387,600

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020			1,675,000	1,777,238

Owens Corning company guaranty sr. unsec. notes 9s, 2019			1,500,000	1,803,750

QVC, Inc. 144A sr. notes 7 1/8s, 2017			965,000	1,033,756

Sears Holdings Corp. company guaranty 6 5/8s, 2018			725,000	589,063

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			950,000	1,017,688

Turner Broadcasting System, Inc. sr. unsec. unsub. notes company guaranty 8 3/8s, 2013			2,365,000	2,603,839

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014			1,571,000	1,687,791

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			457,000	466,711

				24,400,831
Consumer staples (1.1%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014			2,775,000	3,103,402

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,105,000	2,362,863

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			415,000	450,275

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			365,000	366,825

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			500,000	574,375

Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013			3,270,000	3,338,828

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			905,000	1,063,375

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			1,960,000	2,273,600

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			500,000	549,375

				14,082,918
Energy (1.3%)

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			481,000	484,608

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			935,000	1,051,875

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			300,000	302,250

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			985,000	1,063,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			955,000	1,086,313

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			1,000,000	1,139,040

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			593,000	607,825

Peabody Energy Corp. company guaranty 7 3/8s, 2016			945,000	1,051,313

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000,000	5,119,425

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,000,000	1,111,250

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 4 1/2s, 2012 (Qatar)			1,000,000	1,015,000

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			2,000,000	2,000,000

				16,032,699
Financials (5.5%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2014			1,500,000	1,499,820

Barclays Bank PLC unsec. sub. notes FRN Ser. EMTN, 0.74s, 2017 (United Kingdom)			4,448,000	3,937,325

Berkshire Hathaway Finance Corp. company guaranty sr. notes 4s, 2012			415,000	417,594

CIT Group, Inc. 144A company guaranty notes 5 1/4s, 2014			1,500,000	1,526,250

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012			3,650,000	3,719,704

Erac USA Finance Co. 144A company guaranty notes 2 1/4s, 2014			3,185,000	3,202,135

Erac USA Finance Co. 144A company guaranty sr. notes 2 3/4s, 2013			2,315,000	2,351,490

GATX Corp. notes 4 3/4s, 2012			750,000	762,601

Goldman Sachs Group, Inc. (The) sr. notes 3 5/8s, 2012			791,000	800,762

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			1,075,000	1,118,000

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			815,000	717,031

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			1,150,000	1,196,000

ING Bank NV 144A sr. unsec. notes FRN 1.596s, 2013 (Netherlands)			4,230,000	4,174,130

JPMorgan Chase Capital XX company guaranty jr. unsec. sub. notes Ser. T, 6.55s, 2036			6,925,000	6,964,542

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			1,027,000	1,060,378

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 4 7/8s, 2016 (United Kingdom)			60,000	61,353

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			2,940,000	2,742,538

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014			200,000	215,897

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2013			350,000	366,852

MetLife Global Funding I 144A sr. unsec. notes 2 7/8s, 2012			1,030,000	1,043,172

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s, 2013 (Australia)			2,830,000	2,851,995

New York Life Global Funding 144A notes 3s, 2015			4,560,000	4,813,837

Prudential Financial, Inc. sr. notes 6.2s, 2015			1,595,000	1,766,695

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes Ser. 2, 3.4s, 2013 (United Kingdom)			2,560,000	2,603,197

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)			1,620,000	1,645,653

Shinhan Bank 144A sr. unsec. bonds 6s, 2012 (South Korea)			425,000	432,375

Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015(R)			3,900,000	4,312,043

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)			300,000	321,367

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s, 2013 (Japan)			3,610,000	3,653,753

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 2.95s, 2012			4,250,000	4,328,846

UBS AG/Jersey Branch jr. unsec. sub. FRB 4.28s, perpetual maturity (Cayman Islands)		EUR	27,000	29,358

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			$500,000	508,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,000,000	1,038,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,850,000	1,882,375

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s, 2012 (Australia)			2,665,000	2,698,507

				70,765,075
Health care (0.3%)

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	510,000	679,267

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$900,000	1,014,750

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			805,000	880,469

HCA, Inc. sr. notes 6 1/2s, 2020			665,000	705,731

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			130,000	147,063

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			665,000	696,588

				4,123,868
Technology (0.2%)

NXP BV/NXP Funding, LLC company guaranty sr. notes FRN Ser. EXCH, 3.322s, 2013 (Netherlands)			75,000	74,813

Seagate Technology International 144A company guaranty sr. sec. notes 10s, 2014 (Cayman Islands)			2,095,000	2,393,538

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			120,000	126,679

				2,595,030
Transportation (0.6%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	888,000	979,164

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			$1,041,541	1,109,241

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			1,188,664	1,236,210

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018(FWC)			4,400,000	4,411,278

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017			267,000	297,038

				8,032,931
Utilities and power (2.2%)

AES Corp. (The) sr. unsec. notes 8s, 2020			500,000	567,500

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,005,000	1,128,113

Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s, 2012			4,180,000	4,234,056

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.353s, 2013			760,000	755,250

El Paso Corp. sr. unsec. notes 7s, 2017			1,140,000	1,262,387

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014			1,500,000	1,500,000

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012			3,439,000	3,585,553

Kinder Morgan, Inc./Kansas sr. notes 6 1/2s, 2012			2,510,000	2,547,650

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012			4,400,000	4,238,027

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			3,816,000	5,013,110

Total Capital SA company guaranty sr. unsec. unsub. notes 3s, 2015 (France)			2,900,000	3,094,098

				27,925,744

Total corporate bonds and notes (cost $211,338,940)				$214,808,037

PURCHASED OPTIONS OUTSTANDING (5.3%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085		$11,614,000	$304,868

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064		11,614,000	286,634

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042		11,614,000	265,496

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		8,469,000	60,892

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		8,469,000	64,449

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		13,489,000	399,409

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		13,489,000	944

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		13,025,569	517,245

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		13,025,569	13

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		39,445,428	4,856,521

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		39,445,428	70,213

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		32,871,190	4,489,547

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		32,871,190	4,020,804

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		32,871,190	57,525

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		32,871,190	41,418

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		13,148,476	1,784,643

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		13,148,476	16,304

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		32,871,190	4,552,331

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		32,871,190	37,144

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683		8,469,000	60,892

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861		8,469,000	84,012

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		37,115,000	448,720

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015		7,438,000	119,157

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765		18,596,000	106,183

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		72,447,000	74,620

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		72,447,000	71,723

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869		8,469,000	64,449

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		8,469,000	67,667

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		37,351,000	953,198

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		8,469,000	84,012

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		37,115,000	448,720

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.985% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.985		16,990,000	252,641

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.96% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.96		16,990,000	182,982

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		22,019,000	702,626

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		22,019,000	662,552

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		59,782,000	1,116,728

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		22,019,000	620,495

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		8,469,000	67,667

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		37,351,000	953,198

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		22,019,000	574,696

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096		22,019,000	523,171

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074		22,019,000	470,766

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		37,115,000	448,720

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		19,839,000	727,496

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375		11,614,000	342,497

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		19,839,000	700,118

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125		11,614,000	325,773

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		19,839,000	669,566

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		69,014,500	4,724,043

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		69,014,500	477,580

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		8,469,000	67,667

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		8,469,000	60,892

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		8,469,000	84,012

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		37,115,000	581,221

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		37,115,000	448,720

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		8,469,000	64,449

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		90,380,509	67,785

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		90,380,509	904

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		8,469,000	152,865

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		8,469,000	149,308

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		5,375,000	214,248

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		5,375,000	134,053

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		19,839,000	838,991

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		8,726,000	827,487

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		8,726,000	536,038

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		8,469,000	143,804

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		8,469,000	138,214

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		5,375,000	207,099

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		5,375,000	125,130

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		19,839,000	811,018

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		8,469,000	132,286

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		19,839,000	776,697

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		5,375,000	198,445

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		5,375,000	115,563

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		5,375,000	190,920

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		5,375,000	106,801

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		8,726,000	728,010

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		8,726,000	435,166

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		5,375,000	181,030

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		5,375,000	96,428

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		7,703,000	232,322

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		8,469,000	67,667

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		5,375,000	170,979

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		5,375,000	84,495

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		37,351,000	973,367

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.055% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055		16,990,000	383,294

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		8,469,000	60,892

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		5,375,000	160,659

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		5,375,000	72,778

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03		16,990,000	343,878

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		8,726,000	600,872

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		8,726,000	302,094

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		5,375,000	147,598

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		5,375,000	59,179

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.005% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.005		16,990,000	299,364

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35		7,703,000	304,808

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		8,469,000	84,012

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		5,375,000	133,730

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		5,375,000	43,860

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		37,115,000	581,221

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		37,115,000	448,720

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		52,058,000	964,635

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		52,058,000	375,859

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		8,469,000	64,449

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		8,726,000	405,235

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		8,726,000	104,537

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		13,482,606	552,248

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		13,482,606	13

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		52,058,000	761,609

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		52,058,000	169,709

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		82,458,000	169,863

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		82,458,000	825

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		30,869,388	4,285,597

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		30,869,388	33,339

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		32,897,229	4,421,388

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		32,897,229	38,490

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		8,469,000	67,667

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		8,469,000	60,892

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		8,469,000	84,012

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475		11,938,000	466,895

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475		11,938,000	48,707

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		37,115,000	448,720

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		8,469,000	64,453

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225		11,938,000	437,647

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225		11,938,000	18,623

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30		11,938,000	418,427

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30		11,938,000	1,194

Total purchased options outstanding (cost $57,276,456)				$67,589,141

SENIOR LOANS (4.4%)(a)(c)
			Principal amount	Value

Basic materials (0.3%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			$830,825	$822,517

General Chemical Group, Inc. bank term loan FRN Ser. B, 5s, 2018			689,834	686,959

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,458,975	1,436,482

Novelis, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017			282,150	280,880

Styron Corp. bank term loan FRN 6s, 2017			365,327	332,448

Tronox Worldwide bank term loan FRN Ser. B, 7 1/4s, 2015			495,000	494,794

				4,054,080
Capital goods (0.2%)

Reynolds Group Holdings, Inc, bank term loan FRN Ser. C, 6 1/2s, 2018			370,048	371,147

Reynolds Group Holdings, Inc, bank term loan FRN Ser. E, 6 1/2s, 2018			490,911	492,368

SRAM Corp. bank term loan FRN 4.77s, 2018			811,641	808,395

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017			663,338	666,102

				2,338,012
Communication services (0.4%)

Atlantic Broadband Finance, LLC bank term loan FRN Ser. B, 4s, 2016			560,245	553,592

Crown Castle Operating Co. bank term loan FRN Ser. B, 4s, 2019			1,000,000	999,286

Intelsat Jackson Holdings SA bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)			992,500	993,120

Intelsat SA bank term loan FRN 3.296s, 2014 (Luxembourg)			1,000,000	977,500

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5 3/4s, 2018			665,000	660,982

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4.063s, 2018			1,116,555	1,104,924

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018			497,500	495,924

				5,785,328
Consumer cyclicals (1.7%)

Affinion Group, Inc. bank term loan FRN 5s, 2016			987,454	891,177

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.796s, 2015			1,425,000	1,376,312

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			239,375	238,819

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.418s, 2015			1,000,000	898,439

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			959,980	954,880

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.55s, 2014			987,113	872,891

Cenveo, Inc. bank term loan FRN Ser. B, 6 1/4s, 2016			749,895	748,020

Cumulus Media, Inc. bank term loan FRN 5 3/4s, 2018			800,000	799,571

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 5 1/4s, 2016		CAD	2,487,500	2,381,570

Gymboree Corp. bank term loan FRN 5s, 2018			$495,000	443,555

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018			709,638	706,976

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017			853,550	852,839

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			995,000	959,346

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			1,243,750	1,206,438

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018			667,000	667,556

MoneyGram International, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017			1,307,692	1,297,885

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			689,143	687,277

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,256,000

Nielsen Finance LLC bank term loan FRN Ser. C, 3.545s, 2016			494,975	496,109

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			678,291	668,965

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017			980,000	969,791

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.851s, 2014			1,080,012	1,058,605

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.8s, 2014			107,553	105,421

Six Flags Theme Parks, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			1,200,000	1,196,926

				21,735,368
Consumer staples (0.5%)

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			885,688	881,418

Claire's Stores, Inc. bank term loan FRN 3.069s, 2014			498,294	455,690

Dean Foods Co. bank term loan FRN Ser. A1, 3.3s, 2014			384,416	377,448

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			477,600	465,541

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			345,825	344,889

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			1,492,500	1,485,485

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			971,916	950,048

Spectrum Brands, Inc. bank term loan FRN 5s, 2016			770,402	770,723

				5,731,242
Energy (0.2%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			485,233	483,240

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)			832,913	831,158

Samson Investment Co. bank term loan FRN 8s, 2018			700,000	700,000

				2,014,398
Financials (0.1%)

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			285,834	286,549

Ocwen Financial Corp. bank term loan FRN 7s, 2016			665,000	658,350

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016			760,000	754,300

				1,699,199
Health care (0.7%)

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			997,500	1,003,734

DaVita, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			990,000	994,022

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			595,500	593,453

Health Management Associates, Inc. bank term loan FRN Ser. B, 3.99s, 2018			1,125,000	1,112,110

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			565,725	558,653

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			746,250	718,266

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018			1,000,000	1,015,893

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			934,439	913,024

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			1,080,000	1,086,557

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018			995,000	989,610

				8,985,322
Technology (0.1%)

Epicor Software Corp. bank term loan FRN 5s, 2018			995,000	976,966

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017			659,340	659,752

				1,636,718
Transportation (0.1%)

Delta Air Lines, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017			828,835	805,006

Swift Transportation Comapny, LLC bank term loan FRN 6s, 2016			817,186	819,995

				1,625,001
Utilities and power (0.1%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018			496,250	496,250

Calpine Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			397,000	393,526

				889,776

Total senior loans (cost $57,078,224)				$56,494,444

ASSET-BACKED SECURITIES (2.9%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-HE9, Class 1A2, 0.426s, 2036			$14,646,000	$6,151,320

Countrywide Asset Backed Certificates
FRB Ser. 07-3, Class 2A2, 0.446s, 2047			3,826,000	2,764,867
FRB Ser. 07-1, Class 2A2, 0.376s, 2037			1,500,000	1,230,945

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF11, Class 2A3, 0.426s, 2036			5,122,424	2,638,048

Green Tree Financial Corp. Ser. 99-3, Class A8, 7.06s, 2031			1,876,000	1,636,810

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.576s, 2036			3,251,499	1,560,720
FRB Ser. 05-11, Class 3A4, 0.526s, 2035			1,258,083	981,305
FRB Ser. 07-3, Class A4A, 0.496s, 2047			3,321,234	1,311,887
FRB Ser. 06-3, Class A2, 0.466s, 2036(F)			8,347,328	3,608,529
FRB Ser. 06-11, Class 2A2, 0.436s, 2036			3,415,438	1,400,330
FRB Ser. 06-12, Class A2A, 0.426s, 2036(F)			1,994,248	877,059
FRB Ser. 06-12, Class A1, 0.326s, 2036			9,232,379	3,601,551
FRB Ser. 07-3, Class 2A1A, 0.198s, 2047			5,196,870	2,338,591

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1, Class 2A1, 0.326s, 2036			39,177	16,993

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.446s, 2037			4,062,898	1,711,496

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030			2,763,212	1,492,134
Ser. 98-A, Class M, 6.825s, 2028			2,176,000	2,148,610
Ser. 01-D, Class A2, 5.26s, 2019(F)			2,495,207	1,549,476

Total asset-backed securities (cost $42,520,422)				$37,020,671

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (2.1%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$2,810,000	$2,489,351

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,175,000	1,170,982

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			13,520,000	13,215,394

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			960,000	885,600

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			2,000,000	2,038,661

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012 (Canada)			2,100,000	2,123,127

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			4,000,000	3,986,720

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,700,000	1,649,000

Total foreign government and agency bonds and notes (cost $27,797,356)				$27,558,835

SHORT-TERM INVESTMENTS (44.3%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.08%(e)			66,737,525	$66,737,525

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, April 16, 2012			$27,700,000	27,695,017

U.S. Treasury Bills with an effective yield of 0.245%, February 9, 2012(SEGSF)			25,000,000	24,998,389

U.S. Treasury Bills with an effective yield of 0.221%, March 8, 2012			60,000,000	59,985,600

U.S. Treasury Bills with an effective yield of 0.106%, December 13, 2012(SEGSF)			33,000,000	32,971,785

U.S. Treasury Bills with an effective yield of 0.071%, July 26, 2012(SEGSF)			20,000,000	19,992,180

U.S. Treasury Bills with effective yields ranging from 0.119% to 0.150%, May 3, 2012(SEGSF)			74,000,000	73,989,566

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.099%, August 23, 2012(SEGSF)			81,000,000	80,961,039

U.S. Treasury Bills with effective yields ranging from 0.078% to 0.110%, October 18, 2012(SEG)(SEGSF)			95,000,000	94,936,540

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.128%, April 5, 2012(SEGSF)			88,000,000	87,992,960

Total short-term investments (cost $570,219,386)				$570,260,601

TOTAL INVESTMENTS

Total investments (cost $1,966,355,614)(b)				$1,980,037,159

FORWARD CURRENCY CONTRACTS at 1/31/12 (aggregate face value $770,461,158) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	2/15/12	$769,527	$748,294	$(21,233)
	British Pound	Sell	2/15/12	2,384,888	2,358,961	(25,927)
	Canadian Dollar	Sell	2/15/12	140,974	175,224	34,250
	Czech Koruna	Buy	2/15/12	779,478	757,383	22,095
	Czech Koruna	Sell	2/15/12	779,478	772,891	(6,587)
	Euro	Buy	2/15/12	8,388,069	8,357,732	30,337
	Hungarian Forint	Buy	2/15/12	347,965	338,316	9,649
	Hungarian Forint	Sell	2/15/12	347,965	317,802	(30,163)
	Japanese Yen	Sell	2/15/12	7,042,053	6,991,091	(50,962)
	Mexican Peso	Sell	2/15/12	449,985	427,829	(22,156)
	Norwegian Krone	Sell	2/15/12	1,062,756	1,056,738	(6,018)
	South African Rand	Sell	2/15/12	167,256	160,607	(6,649)
	South Korean Won	Buy	2/15/12	1,953,849	1,901,729	52,120
	Swedish Krona	Sell	2/15/12	1,449,484	1,447,138	(2,346)
	Swiss Franc	Buy	2/15/12	1,397,746	1,381,644	16,102
	Taiwan Dollar	Buy	2/15/12	352,374	348,807	3,567
	Taiwan Dollar	Sell	2/15/12	352,374	344,080	(8,294)
	Turkish Lira	Buy	2/15/12	1,283,742	1,250,019	33,723
	Turkish Lira	Sell	2/15/12	1,283,742	1,209,853	(73,889)
Barclays Bank PLC
	Australian Dollar	Buy	2/15/12	16,639,234	16,183,170	456,064
	Brazilian Real	Buy	2/15/12	1,938,790	1,934,054	4,736
	British Pound	Sell	2/15/12	5,225,450	5,273,819	48,369
	Canadian Dollar	Sell	2/15/12	1,920,394	1,904,376	(16,018)
	Czech Koruna	Sell	2/15/12	2,885,814	2,886,264	450
	Euro	Sell	2/15/12	11,662,719	11,270,651	(392,068)
	Hungarian Forint	Buy	2/15/12	781,916	760,773	21,143
	Hungarian Forint	Sell	2/15/12	781,916	711,385	(70,531)
	Indonesian Rupiah	Sell	2/15/12	688,143	706,171	18,028
	Japanese Yen	Sell	2/15/12	2,434,767	2,380,288	(54,479)
	Malaysian Ringgit	Sell	2/15/12	1,506,756	1,512,886	6,130
	Mexican Peso	Sell	2/15/12	2,111,426	2,249,596	138,170
	New Zealand Dollar	Buy	2/15/12	2,628,657	2,503,967	124,690
	Norwegian Krone	Buy	2/15/12	5,499,384	5,461,591	37,793
	Polish Zloty	Buy	2/15/12	2,707,578	2,504,320	203,258
	Polish Zloty	Sell	2/15/12	2,707,578	2,515,092	(192,486)
	Singapore Dollar	Sell	2/15/12	2,425,153	2,428,839	3,686
	South Korean Won	Buy	2/15/12	1,941,968	1,939,101	2,867
	Swedish Krona	Sell	2/15/12	324,853	359,936	35,083
	Swiss Franc	Sell	2/15/12	2,567,642	2,535,433	(32,209)
	Taiwan Dollar	Sell	2/15/12	1,947,715	1,902,695	(45,020)
	Turkish Lira	Buy	2/15/12	3,158,538	3,184,002	(25,464)
Citibank, N.A.
	Australian Dollar	Buy	2/15/12	5,913,772	5,555,836	357,936
	Brazilian Real	Buy	2/15/12	1,938,733	1,932,897	5,836
	British Pound	Buy	2/15/12	1,906,524	1,885,797	20,727
	Canadian Dollar	Sell	2/15/12	4,686,630	4,648,964	(37,666)
	Czech Koruna	Sell	2/15/12	2,885,830	2,868,198	(17,632)
	Euro	Sell	2/15/12	13,756,695	13,485,117	(271,578)
	Hungarian Forint	Buy	2/15/12	3,984,954	3,690,536	294,418
	Hungarian Forint	Sell	2/15/12	3,984,954	3,627,610	(357,344)
	Japanese Yen	Sell	2/15/12	3,234,920	3,214,021	(20,899)
	Mexican Peso	Sell	2/15/12	91,665	182,171	90,506
	New Zealand Dollar	Buy	2/15/12	1,953,881	1,955,090	(1,209)
	Norwegian Krone	Buy	2/15/12	3,568,863	3,544,361	24,502
	Polish Zloty	Buy	2/15/12	2,918,825	2,957,667	(38,842)
	Singapore Dollar	Sell	2/15/12	2,425,232	2,428,918	3,686
	South African Rand	Buy	2/15/12	3,226,016	3,258,081	(32,065)
	South Korean Won	Buy	2/15/12	5,116	4,134	982
	Swedish Krona	Sell	2/15/12	1,670,382	1,665,578	(4,804)
	Swiss Franc	Sell	2/15/12	1,930,268	1,906,607	(23,661)
	Taiwan Dollar	Sell	2/15/12	1,947,715	1,953,826	6,111
	Turkish Lira	Buy	2/15/12	3,158,594	3,163,883	(5,289)
Credit Suisse AG
	Australian Dollar	Buy	2/15/12	13,256,135	12,831,752	424,383
	Brazilian Real	Buy	2/15/12	2,561,420	2,517,914	43,506
	British Pound	Sell	2/15/12	2,170,758	2,146,663	(24,095)
	Canadian Dollar	Sell	2/15/12	2,530,350	2,655,662	125,312
	Chilean Peso	Buy	2/15/12	1,926,659	1,927,454	(795)
	Czech Koruna	Buy	2/15/12	2,569,869	2,466,742	103,127
	Czech Koruna	Sell	2/15/12	2,569,869	2,503,617	(66,252)
	Euro	Sell	2/15/12	14,850,643	14,823,650	(26,993)
	Hungarian Forint	Buy	2/15/12	804,681	732,582	72,099
	Hungarian Forint	Sell	2/15/12	804,681	782,643	(22,038)
	Japanese Yen	Buy	2/15/12	1,577,156	1,566,793	10,363
	Malaysian Ringgit	Buy	2/15/12	356,965	329,290	27,675
	Mexican Peso	Sell	2/15/12	262,425	453,969	191,544
	New Zealand Dollar	Buy	2/15/12	197,896	130,970	66,926
	Norwegian Krone	Buy	2/15/12	9,978,056	9,909,888	68,168
	Polish Zloty	Buy	2/15/12	3,491,999	3,274,792	217,207
	Polish Zloty	Sell	2/15/12	3,491,999	3,241,884	(250,115)
	Singapore Dollar	Sell	2/15/12	2,425,153	2,428,916	3,763
	South African Rand	Buy	2/15/12	932,741	893,402	39,339
	South Korean Won	Buy	2/15/12	2,040,628	2,030,652	9,976
	Swedish Krona	Sell	2/15/12	814,381	712,889	(101,492)
	Swiss Franc	Sell	2/15/12	2,667,605	2,463,122	(204,483)
	Taiwan Dollar	Sell	2/15/12	1,947,715	1,903,262	(44,453)
	Turkish Lira	Buy	2/15/12	3,158,594	3,146,497	12,097
Deutsche Bank AG
	Australian Dollar	Buy	2/15/12	11,845,989	11,521,639	324,350
	British Pound	Buy	2/15/12	884,879	875,534	9,345
	Canadian Dollar	Buy	2/15/12	1,567,162	1,559,343	7,819
	Czech Koruna	Sell	2/15/12	5,771,659	5,758,881	(12,778)
	Euro	Sell	2/15/12	12,894,016	12,604,291	(289,725)
	Hungarian Forint	Buy	2/15/12	3,250,219	2,977,592	272,627
	Hungarian Forint	Sell	2/15/12	3,250,219	2,955,537	(294,682)
	Mexican Peso	Sell	2/15/12	1,365,672	1,298,459	(67,213)
	New Zealand Dollar	Buy	2/15/12	197,813	130,920	66,893
	Norwegian Krone	Sell	2/15/12	1,153,505	1,144,660	(8,845)
	Polish Zloty	Buy	2/15/12	2,673,227	2,474,143	199,084
	Polish Zloty	Sell	2/15/12	2,673,227	2,497,885	(175,342)
	Singapore Dollar	Sell	2/15/12	2,425,153	2,428,935	3,782
	South Korean Won	Buy	2/15/12	2,119,659	2,070,028	49,631
	Swedish Krona	Sell	2/15/12	4,167,925	4,152,514	(15,411)
	Swiss Franc	Buy	2/15/12	1,884,524	1,861,943	22,581
	Taiwan Dollar	Buy	2/15/12	1,126,537	1,100,565	25,972
	Taiwan Dollar	Sell	2/15/12	1,126,537	1,113,621	(12,916)
	Turkish Lira	Buy	2/15/12	3,158,594	3,194,054	(35,460)
Goldman Sachs International
	Australian Dollar	Buy	2/15/12	7,472,650	7,329,630	143,020
	British Pound	Sell	2/15/12	3,816,514	3,821,714	5,200
	Canadian Dollar	Sell	2/15/12	9,588,410	9,475,865	(112,545)
	Euro	Sell	2/15/12	15,649,096	15,423,880	(225,216)
	Hungarian Forint	Buy	2/15/12	1,766,270	1,718,490	47,780
	Hungarian Forint	Sell	2/15/12	1,766,270	1,607,883	(158,387)
	Japanese Yen	Sell	2/15/12	22,436	22,290	(146)
	Norwegian Krone	Buy	2/15/12	3,271,351	3,247,326	24,025
	Polish Zloty	Buy	2/15/12	284,127	277,722	6,405
	Polish Zloty	Sell	2/15/12	284,127	263,685	(20,442)
	Singapore Dollar	Sell	2/15/12	1,940,122	1,939,812	(310)
	South African Rand	Buy	2/15/12	220,584	211,481	9,103
	Swedish Krona	Buy	2/15/12	7,646,566	7,623,391	23,175
	Swiss Franc	Buy	2/15/12	794,707	784,697	10,010
	Turkish Lira	Buy	2/15/12	3,158,594	3,168,036	(9,442)
HSBC Bank USA, National Association
	Australian Dollar	Buy	2/15/12	6,322,228	6,147,783	174,445
	British Pound	Sell	2/15/12	2,705,845	2,677,597	(28,248)
	Canadian Dollar	Sell	2/15/12	7,131,638	7,073,692	(57,946)
	Euro	Buy	2/15/12	1,257,851	1,556,958	(299,107)
	Japanese Yen	Buy	2/15/12	2,682,656	2,666,855	15,801
	New Zealand Dollar	Buy	2/15/12	1,953,963	1,954,367	(404)
	Norwegian Krone	Sell	2/15/12	9,036,611	8,988,714	(47,897)
	Singapore Dollar	Sell	2/15/12	2,425,153	2,428,906	3,753
	South Korean Won	Sell	2/15/12	162,914	115,068	(47,846)
	Swedish Krona	Sell	2/15/12	898,753	1,052,578	153,825
	Swiss Franc	Buy	2/15/12	2,876,985	2,841,658	35,327
	Taiwan Dollar	Buy	2/15/12	117,163	114,405	2,758
	Taiwan Dollar	Sell	2/15/12	117,163	116,033	(1,130)
	Turkish Lira	Buy	2/15/12	3,158,594	3,168,392	(9,798)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	2/15/12	20,123,785	19,669,494	454,291
	Brazilian Real	Buy	2/15/12	1,938,790	1,934,604	4,186
	British Pound	Sell	2/15/12	6,023,984	5,958,648	(65,336)
	Canadian Dollar	Sell	2/15/12	2,895,944	2,767,557	(128,387)
	Czech Koruna	Sell	2/15/12	2,885,830	2,864,743	(21,087)
	Euro	Sell	2/15/12	5,287,656	5,299,372	11,716
	Hungarian Forint	Buy	2/15/12	560,365	509,868	50,497
	Hungarian Forint	Sell	2/15/12	560,365	545,207	(15,158)
	Japanese Yen	Sell	2/15/12	8,381,901	8,430,884	48,983
	Malaysian Ringgit	Buy	2/15/12	545,827	514,145	31,682
	Mexican Peso	Buy	2/15/12	1,477,944	1,400,868	77,076
	New Zealand Dollar	Buy	2/15/12	2,628,822	2,504,028	124,794
	Norwegian Krone	Buy	2/15/12	7,433,806	7,368,317	65,489
	Polish Zloty	Buy	2/15/12	1,217,312	1,130,836	86,476
	Polish Zloty	Sell	2/15/12	1,217,312	1,190,008	(27,304)
	Singapore Dollar	Sell	2/15/12	4,365,275	4,370,252	4,977
	South African Rand	Buy	2/15/12	3,148,163	3,186,295	(38,132)
	South Korean Won	Sell	2/15/12	1,409,744	1,376,974	(32,770)
	Swedish Krona	Buy	2/15/12	391,008	316,357	74,651
	Swiss Franc	Sell	2/15/12	7,902,417	7,614,201	(288,216)
	Taiwan Dollar	Sell	2/15/12	1,947,715	1,893,900	(53,815)
	Turkish Lira	Buy	2/15/12	3,158,594	3,152,023	6,571
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	2/15/12	14,430,939	14,032,819	398,120
	Brazilian Real	Buy	2/15/12	4,500,210	4,466,819	33,391
	British Pound	Buy	2/15/12	3,006,162	3,145,340	(139,178)
	Canadian Dollar	Buy	2/15/12	10,339,738	10,364,986	(25,248)
	Czech Koruna	Sell	2/15/12	2,885,830	2,898,509	12,679
	Euro	Sell	2/15/12	14,175,543	13,904,619	(270,924)
	Hungarian Forint	Buy	2/15/12	4,316,475	4,022,416	294,059
	Hungarian Forint	Sell	2/15/12	4,316,475	3,939,269	(377,206)
	Indonesian Rupiah	Buy	2/15/12	508,951	523,193	(14,242)
	Japanese Yen	Sell	2/15/12	13,425,362	13,285,136	(140,226)
	Malaysian Ringgit	Buy	2/15/12	603,964	546,856	57,108
	Mexican Peso	Buy	2/15/12	3,443,784	3,290,069	153,715
	Mexican Peso	Sell	2/15/12	3,384,897	3,393,067	8,170
	New Zealand Dollar	Buy	2/15/12	2,629,894	2,504,125	125,769
	Norwegian Krone	Buy	2/15/12	11,998,031	11,924,133	73,898
	Polish Zloty	Buy	2/15/12	1,146,133	1,123,065	23,068
	Polish Zloty	Sell	2/15/12	1,146,133	1,065,725	(80,408)
	Singapore Dollar	Sell	2/15/12	1,940,202	1,942,346	2,144
	South African Rand	Buy	2/15/12	4,903,378	4,837,833	65,545
	South Korean Won	Buy	2/15/12	213,909	208,864	5,045
	Swedish Krona	Buy	2/15/12	245,946	98,550	147,396
	Swiss Franc	Sell	2/15/12	5,336,405	5,271,898	(64,507)
	Taiwan Dollar	Buy	2/15/12	825,471	815,843	9,628
	Taiwan Dollar	Sell	2/15/12	825,471	806,706	(18,765)
	Turkish Lira	Buy	2/15/12	2,663,169	2,521,213	141,956
	Turkish Lira	Sell	2/15/12	2,663,169	2,509,940	(153,229)
State Street Bank and Trust Co.
	Australian Dollar	Buy	2/15/12	10,538,991	10,177,162	361,829
	Brazilian Real	Buy	2/15/12	325,004	311,779	13,225
	British Pound	Sell	2/15/12	12,025,752	11,894,940	(130,812)
	Canadian Dollar	Buy	2/15/12	2,530,948	2,649,283	(118,335)
	Chilean Peso	Buy	2/15/12	1,926,659	1,927,259	(600)
	Czech Koruna	Sell	2/15/12	5,771,659	5,838,689	67,030
	Euro	Sell	2/15/12	16,602,949	16,445,836	(157,113)
	Hungarian Forint	Buy	2/15/12	3,294,571	3,025,439	269,132
	Hungarian Forint	Sell	2/15/12	3,294,571	2,997,198	(297,373)
	Indonesian Rupiah	Sell	2/15/12	329,758	360,578	30,820
	Japanese Yen	Sell	2/15/12	1,962,910	1,949,557	(13,353)
	Mexican Peso	Sell	2/15/12	2,707,755	2,821,767	114,012
	New Zealand Dollar	Buy	2/15/12	2,629,482	2,503,955	125,527
	Norwegian Krone	Buy	2/15/12	6,093,283	6,031,312	61,971
	Polish Zloty	Buy	2/15/12	2,918,856	2,924,720	(5,864)
	Singapore Dollar	Sell	2/15/12	4,365,275	4,369,962	4,687
	South African Rand	Buy	2/15/12	3,565,085	3,518,193	46,892
	South Korean Won	Buy	2/15/12	1,716,040	1,715,371	669
	Swedish Krona	Buy	2/15/12	4,978,692	4,926,786	51,906
	Swiss Franc	Sell	2/15/12	7,367,723	7,086,013	(281,710)
	Taiwan Dollar	Sell	2/15/12	1,947,715	1,941,579	(6,136)
	Turkish Lira	Buy	2/15/12	55,808	54,240	1,568
	Turkish Lira	Sell	2/15/12	55,808	52,620	(3,188)
UBS AG
	Australian Dollar	Buy	2/15/12	5,669,100	5,387,012	282,088
	Brazilian Real	Buy	2/15/12	4,500,267	4,449,448	50,819
	British Pound	Buy	2/15/12	2,375,907	2,377,995	(2,088)
	Canadian Dollar	Buy	2/15/12	415,344	438,349	(23,005)
	Czech Koruna	Buy	2/15/12	2,569,089	2,467,828	101,261
	Czech Koruna	Sell	2/15/12	2,569,089	2,505,244	(63,845)
	Euro	Sell	2/15/12	2,248,068	1,996,329	(251,739)
	Hungarian Forint	Buy	2/15/12	5,090,964	4,635,190	455,774
	Hungarian Forint	Sell	2/15/12	5,090,964	4,951,130	(139,834)
	Indonesian Rupiah	Buy	2/15/12	508,951	552,058	(43,107)
	Japanese Yen	Sell	2/15/12	893,760	935,707	41,947
	Mexican Peso	Buy	2/15/12	297,862	206,095	91,767
	New Zealand Dollar	Buy	2/15/12	2,629,069	2,504,073	124,996
	Norwegian Krone	Sell	2/15/12	3,047,859	3,193,957	146,098
	Polish Zloty	Buy	2/15/12	1,281,961	1,189,900	92,061
	Polish Zloty	Sell	2/15/12	1,281,961	1,253,047	(28,914)
	Singapore Dollar	Sell	2/15/12	4,365,275	4,369,397	4,122
	South African Rand	Buy	2/15/12	1,965,565	1,939,409	26,156
	South Korean Won	Buy	2/15/12	1,392,631	1,402,507	(9,876)
	Swedish Krona	Buy	2/15/12	212,965	118,731	94,234
	Swiss Franc	Sell	2/15/12	7,376,524	7,382,374	5,850
	Taiwan Dollar	Sell	2/15/12	1,947,715	1,917,088	(30,627)
	Turkish Lira	Buy	2/15/12	3,158,594	3,193,157	(34,563)
Westpac Banking Corp.
	Australian Dollar	Sell	2/15/12	187,214	171,622	(15,592)
	British Pound	Sell	2/15/12	75,473	121,989	46,516
	Canadian Dollar	Sell	2/15/12	1,878,321	1,863,649	(14,672)
	Euro	Sell	2/15/12	2,191,951	1,990,203	(201,748)
	Japanese Yen	Buy	2/15/12	1,111,778	1,105,157	6,621
	New Zealand Dollar	Buy	2/15/12	4,584,435	4,457,436	126,999
	Norwegian Krone	Sell	2/15/12	388,499	385,820	(2,679)
	Swedish Krona	Buy	2/15/12	3,436,462	3,428,146	8,316
	Swiss Franc	Buy	2/15/12	1,828,783	1,806,657	22,126

Total						$2,232,958

FUTURES CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	47	$6,307,759	Mar-12	$101,973
Euro-Bund 10 yr (Short)	80	14,620,855	Mar-12	(226,973)
Euro-Swiss Franc 3 Month (Short)	110	29,901,955	Dec-12	(479,988)
Euro-Swiss Franc 3 Month (Short)	110	29,881,043	Jun-12	(333,162)
Euro-Swiss Franc 3 Month (Short)	110	29,863,117	Mar-12	(245,011)
Japanese Government Bond 10 yr Mini (Short)	10	1,870,638	Mar-12	(11,073)
U.S. Treasury Bond 30 yr (Long)	105	16,796,719	Mar-12	172,066
U.S. Treasury Bond 30 yr (Short)	3	436,313	Mar-12	(99)
U.S. Treasury Note 10 yr (Short)	344	45,494,000	Mar-12	(603,685)

Total				$(1,625,952)

WRITTEN OPTIONS OUTSTANDING at 1/31/12 (premiums received $135,626,372) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.	$21,493,220	Aug-16/5.35	$464,318
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	21,493,220	Aug-16/4.35	3,029,985
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	52,030,116	Aug-16/4.28	1,870,223
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	52,030,116	Aug-16/4.28	7,094,410
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	3,980,000	Jun-12/2.183	116,335
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	5,843,000	Mar-12/2.119	123,054
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	62,705,637	Aug-16/3.625	3,279,505
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	62,705,637	Aug-16/3.625	6,094,988
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	81,833,453	Aug-16/4.17	1,481,186
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	81,833,453	Aug-16/4.17	6,471,308
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	20,981,611	Aug-16/4.68	631,546
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	20,981,611	Aug-16/4.68	3,426,297
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	17,484,676	Jul-16/4.67	528,037
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	17,484,676	Jul-16/4.67	2,843,008
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	17,484,676	Jul-16/4.80	496,565
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	17,484,676	Jul-16/4.80	3,000,370
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,993,870	Jul-16/4.80	197,927
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,993,870	Jul-16/4.80	1,200,847
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	17,484,676	Jul-16/4.815	491,319
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	17,484,676	Jul-16/4.815	3,019,604
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	24,709,984	Jun-16/4.89	298,991
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	24,709,984	Jun-16/4.39	2,194,494
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	795,340	Feb-15/5.36	9,226
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	795,340	Feb-15/5.36	187,730
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	12,964,757	Aug-14/4.20	224,290
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	12,964,757	Aug-14/4.20	2,011,469
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	10,803,964	Jul-14/4.19	186,909
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	10,803,964	Jul-14/4.19	1,670,887
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	4,321,586	Jul-14/4.34	66,985
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	10,803,964	Jul-14/4.35	166,381
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	4,321,586	Jul-14/4.34	717,625
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	10,803,964	Jul-14/4.35	1,802,447
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	10,803,991	Jul-14/4.3725	163,140
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	10,803,991	Jul-14/4.3725	1,825,010
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 2022.	69,014,500	Aug-12/2.73	477,580
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	69,014,500	Aug-12/2.73	4,724,043
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	3,980,000	Jun-12/2.183	116,335
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	6,013,000	Apr-12/2.111	135,653
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	29,692,000	Apr-12/2.4275	1,350,392
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	5,843,000	Mar-12/2.119	123,054
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	50,714,521	May-16/4.745	639,003
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	50,714,521	May-16/4.745	5,229,225
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.	18,596,000	Oct-16/2.5625	536,495
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing June 2026.	4,040,933	Jun-16/5.86	62,675
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2026.	4,040,933	Jun-16/4.86	712,513
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	25,111,120	Jun-16/5.12	264,797
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	25,111,120	Jun-16/4.12	1,977,676
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	4,065,000	Jul-12/2.1714	118,983
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	30,852,000	Jul-12/2.6075	1,827,981
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	6,013,000	Apr-12/2.111	135,653
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	29,692,000	Apr-12/2.4275	1,350,392
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	22,461,176	May-16/5.11	236,561
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	22,461,176	May-16/4.11	1,761,877
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.	16,938,000	Oct-12/2.443	797,441
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.	16,938,000	Sep-12/2.419	769,324
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.	41,229,000	Aug-12/2.4475	1,957,141
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	86,784,700	Aug-12/2.855	477,316
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	86,784,700	Aug-12/2.855	6,810,863
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.	16,938,000	Aug-12/2.394	740,360
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	4,065,000	Jul-12/2.1714	118,983
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	30,852,000	Jul-12/2.6075	1,827,981
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.	16,938,000	Jul-12/2.372	709,194
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.	16,938,000	Jun-12/2.346	674,641
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.	16,938,000	May-12/2.324	640,765
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	29,692,000	Apr-12/2.4275	1,350,392
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	33,209,608	May-16/4.7575	421,762
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	126,786,296	May-16/4.77	1,597,507
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	33,209,608	May-16/4.7575	3,441,312
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	126,786,296	May-16/4.77	13,198,327
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.	7,438,000	Oct-16/2.7975	256,685
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	4,065,000	Jul-12/2.1714	118,983
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	3,980,000	Jun-12/2.183	116,335
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	6,013,000	Apr-12/2.111	135,653
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	29,692,000	Apr-12/2.498	1,526,169
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	29,692,000	Apr-12/2.4275	1,350,392
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	5,843,000	Mar-12/2.119	123,054
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	22,005,119	May-16/4.60	292,712
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	22,005,119	May-16/4.60	2,156,502
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	41,578,327	May-16/4.765	506,673
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	41,578,327	May-16/4.765	4,365,724
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	18,605,933	Sep-16/3.49	1,057,561
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	18,605,933	Sep-16/3.49	1,664,915
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.3625% versus the three month USD-LIBOR-BBA maturing January 2023.	4,743,000	Jan-13/2.3625	199,301
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 2022.	4,743,000	Dec-12/2.355	197,593
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.345% versus the three month USD-LIBOR-BBA maturing December 2022.	4,743,000	Dec-12/2.345	194,510
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.335% versus the three month USD-LIBOR-BBA maturing November 2022.	4,743,000	Nov-12/2.335	191,333
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.32% versus the three month USD-LIBOR-BBA maturing November 2022.	4,743,000	Nov-12/2.32	187,443
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.	4,378,000	Jul-12/2.6825	284,920
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	4,065,000	Jul-12/2.1714	118,983
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.	30,852,000	Jul-12/2.61875	1,854,205
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	3,980,000	Jun-12/2.183	116,335
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.	6,024,000	Apr-12/2.60	360,958
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	6,013,000	Apr-12/2.111	135,653
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	29,692,000	Apr-12/2.498	1,526,169
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	29,692,000	Apr-12/2.4275	1,350,392
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	5,843,000	Mar-12/2.119	123,054
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	22,115,185	May-16/4.86	265,382
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	22,115,185	May-16/4.36	1,940,165
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	15,321,700	Aug-15/4.375	798,552
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	15,321,700	Aug-15/4.375	5,049,802
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	15,321,700	Aug-15/4.46	750,656
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	15,321,700	Aug-15/4.46	5,265,747
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	16,419,887	Jul-16/4.79	444,519
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	16,419,887	Jul-16/4.79	2,864,696
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	17,498,526	Jul-16/4.74	485,339
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	17,498,526	Jul-16/4.74	2,994,908
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	12,793,343	Jun-16/4.815	329,659
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	12,793,343	Jun-16/4.815	2,273,492
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	24,553,095	Jun-16/4.575	332,302
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	24,553,095	Jun-16/4.575	2,387,052
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	86,207,400	Sep-15/4.04	2,690,361
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	86,207,400	Sep-15/4.04	11,307,825
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	5,042,460	Feb-15/5.27	55,507
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	5,042,460	Feb-15/5.27	1,177,868
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	10,146,020	Jul-14/4.36	142,744
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	10,146,020	Jul-14/4.36	1,732,240
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	10,812,522	Jul-14/4.29	159,701
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	10,812,522	Jul-14/4.29	1,787,840
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	4,065,000	Jul-12/2.1714	118,983
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	3,980,000	Jun-12/2.183	116,335
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	6,013,000	Apr-12/2.111	135,653
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.	5,758,100	Apr-12/4.8675	6
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	29,692,000	Apr-12/2.4275	1,350,392
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.	5,758,100	Apr-12/4.8675	1,550,023
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	5,843,000	Mar-12/2.119	123,054

Total			$183,843,623

TBA SALE COMMITMENTS OUTSTANDING at 1/31/12 (proceeds receivable $76,666,328) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, February 1, 2042	$19,000,000	2-13-12	$20,083,593
Federal National Mortgage Association, 3 1/2s, February 1, 2042	55,000,000	2-13-12	57,144,142

Total			$77,227,735

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$52,788,000		$—	1/12/22	3 month USD-LIBOR-BBA	2.13057%	$1,135,075
		155,230,000		—	1/13/14	3 month USD-LIBOR-BBA	0.6075%	271,573
		6,502,600		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	103,559
		47,037,900		—	1/13/22	3 month USD-LIBOR-BBA	2.05%	655,273
		105,408,800		—	1/13/17	1.1642%	3 month USD-LIBOR-BBA	(956,884)
		19,199,000		—	1/24/22	3 month USD-LIBOR-BBA	2.16%	449,743
		15,953,000		—	1/25/22	3 month USD-LIBOR-BBA	2.1825%	406,081
		2,563,000	(E)	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	75,711
		23,055,600		1,368,350	1/19/22	4.72%	3 month USD-LIBOR-BBA	(4,678,910)
		1,513,000		—	1/9/17	1.253%	3 month USD-LIBOR-BBA	(20,582)
		137,481,000		—	1/9/22	3 month USD-LIBOR-BBA	2.11%	2,717,627
		3,341,000		—	1/9/42	3 month USD-LIBOR-BBA	2.723%	70,401
	CAD	16,520,000		—	1/23/17	1.6325%	3 month CAD-BA-CDOR	(137,671)
	Barclays Bank PLC
		$25,998,000		—	1/5/17	3 month USD-LIBOR-BBA	1.2685%	377,732
		122,668,000		—	1/11/14	0.6575%	3 month USD-LIBOR-BBA	(336,926)
		336,142,000		—	1/12/14	0.655%	3 month USD-LIBOR-BBA	(905,483)
		5,178,000		—	1/12/17	3 month USD-LIBOR-BBA	1.226%	62,887
		9,043,000		—	1/13/22	2.074%	3 month USD-LIBOR-BBA	(146,160)
		1,099,000		—	1/13/22	2.05125%	3 month USD-LIBOR-BBA	(15,431)
		3,689,000		—	1/13/14	3 month USD-LIBOR-BBA	0.608%	6,492
		49,459,300		—	1/13/14	0.61%	3 month USD-LIBOR-BBA	(89,063)
		34,368,600		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(305,047)
		23,519,000		—	1/13/22	3 month USD-LIBOR-BBA	2.05%	327,637
		26,105,000		—	1/17/22	3 month USD-LIBOR-BBA	2.028%	302,098
		24,884,000		—	1/17/14	3 month USD-LIBOR-BBA	0.5675%	23,750
		4,935,000		—	1/17/22	2.0225%	3 month USD-LIBOR-BBA	(54,582)
		6,980,000		—	1/17/14	0.57375%	3 month USD-LIBOR-BBA	(7,586)
		290,002,000		—	1/19/22	1.9955%	3 month USD-LIBOR-BBA	(2,451,130)
		41,827,000		(73,197)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	(147,418)
		66,496,000		—	1/19/42	2.6192%	3 month USD-LIBOR-BBA	111,712
		13,150,000		—	1/19/22	1.992%	3 month USD-LIBOR-BBA	(106,790)
		30,272,000		—	1/20/22	3 month USD-LIBOR-BBA	1.993%	246,774
		11,816,000		—	1/20/42	2.631%	3 month USD-LIBOR-BBA	(6,733)
		23,650,000		—	1/23/14	0.5875%	3 month USD-LIBOR-BBA	(32,170)
		1,309,000		—	1/24/14	3 month USD-LIBOR-BBA	0.5875%	1,767
		395,000		—	1/24/22	2.1375%	3 month USD-LIBOR-BBA	(8,426)
		7,851,000		—	1/24/14	3 month USD-LIBOR-BBA	0.591%	11,150
		4,820,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(134,430)
		36,848,000		—	1/27/22	2.082125%	3 month USD-LIBOR-BBA	(588,243)
		19,434,000		—	1/30/22	2.062%	3 month USD-LIBOR-BBA	(269,677)
		10,552,000		—	1/31/22	2.01%	3 month USD-LIBOR-BBA	(95,545)
		58,549,000		—	2/2/17	1.035%	3 month USD-LIBOR-BBA	(113,633)
		19,728,000		—	2/2/22	1.965%	3 month USD-LIBOR-BBA	(93,814)
		897,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(187)
		3,256,000		—	2/2/14	0.515%	3 month USD-LIBOR-BBA	192
		30,053,000		—	2/2/22	1.92833%	3 month USD-LIBOR-BBA	(38,518)
		6,829,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	292,896
	AUD	36,470,000		—	1/27/17	4.43%	6 month AUD-BBR-BBSW	(425,459)
	AUD	15,860,000		—	1/27/22	6 month AUD-BBR-BBSW	4.81%	349,565
	AUD	3,900,000		—	2/1/22	4.609%	6 month AUD-BBR-BBSW	(18,850)
	GBP	8,750,000		—	1/23/22	2.4275%	6 month GBP-LIBOR-BBA	(222,275)
	GBP	6,290,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(780,703)
	GBP	2,816,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(618,695)
	GBP	9,510,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,368,509
	Citibank, N.A.
		$162,244,000		—	1/12/14	0.6565%	3 month USD-LIBOR-BBA	(442,041)
		2,220,000		—	1/12/17	3 month USD-LIBOR-BBA	1.2264%	27,007
		9,369,000		—	1/19/22	3 month USD-LIBOR-BBA	2.021%	101,472
		20,237,000		—	1/19/42	3 month USD-LIBOR-BBA	2.6455%	79,709
		2,734,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	24,852
		6,829,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	292,896
		25,399,000		552,802	1/17/22	2.4475%	3 month USD-LIBOR-BBA	(734,053)
		31,472,000		—	1/10/17	1.216%	3 month USD-LIBOR-BBA	(369,292)
	Credit Suisse International
		1,267,000		—	1/5/14	0.73%	3 month USD-LIBOR-BBA	(5,322)
		481,000		—	1/5/17	3 month USD-LIBOR-BBA	1.26875%	6,998
		298,000		—	1/6/17	1.2753%	3 month USD-LIBOR-BBA	(4,418)
		278,208,000		—	1/12/14	0.6525%	3 month USD-LIBOR-BBA	(735,145)
		264,655,000		—	1/13/14	0.617%	3 month USD-LIBOR-BBA	(514,552)
		3,736,000		—	1/13/17	3 month USD-LIBOR-BBA	1.1795%	36,708
		9,233,700		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	147,053
		47,863,900		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(88,643)
		85,301,400		—	1/13/17	1.164104%	3 month USD-LIBOR-BBA	(774,348)
		4,712,000		—	1/17/22	2.0505%	3 month USD-LIBOR-BBA	(64,419)
		54,142,000		—	1/17/42	3 month USD-LIBOR-BBA	2.688%	709,752
		95,198,000		—	1/20/14	3 month USD-LIBOR-BBA	0.583%	121,956
		1,520,000		—	1/20/42	3 month USD-LIBOR-BBA	2.673%	14,820
		231,000		—	1/23/17	1.165%	3 month USD-LIBOR-BBA	(2,009)
		2,521,000		—	1/23/42	3 month USD-LIBOR-BBA	2.765%	73,598
		11,325,000		—	1/23/22	2.09875%	3 month USD-LIBOR-BBA	(201,201)
		71,637,000		—	1/27/14	0.550278%	3 month USD-LIBOR-BBA	(43,973)
		21,109,000		—	1/27/14	3 month USD-LIBOR-BBA	0.56%	16,991
		32,094,000		—	1/30/14	0.533%	3 month USD-LIBOR-BBA	(8,764)
		6,829,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	292,896
		9,568,000		—	1/30/17	1.075%	3 month USD-LIBOR-BBA	(38,455)
		672,000		—	1/30/22	3 month USD-LIBOR-BBA	2.0725%	9,984
		2,076,000		—	1/30/42	2.81%	3 month USD-LIBOR-BBA	(79,817)
		13,880,000		—	1/30/17	1.056%	3 month USD-LIBOR-BBA	(42,870)
		2,877,000		—	1/31/17	1.04%	3 month USD-LIBOR-BBA	(6,515)
		15,735,000		—	2/1/17	1.04%	3 month USD-LIBOR-BBA	(34,460)
		897,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(187)
		58,127,000		—	2/2/14	0.514%	3 month USD-LIBOR-BBA	4,597
		3,546,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	125,209
	CHF	3,990,000		—	1/23/22	6 month CHF-LIBOR-BBA	1.1225%	25,049
	CHF	3,990,000		—	1/25/22	6 month CHF-LIBOR-BBA	1.1775%	48,593
	GBP	6,292,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	713,572
	SEK	31,920,000		—	1/23/22	2.30%	3 month SEK-STIBOR-SIDE	11,215
	SEK	31,920,000		—	1/25/22	2.4275%	3 month SEK-STIBOR-SIDE	(42,131)
	Deutsche Bank AG
		$40,849,000		—	1/6/14	0.7245%	3 month USD-LIBOR-BBA	(167,172)
		15,495,000		—	1/6/17	3 month USD-LIBOR-BBA	1.257%	215,725
		2,457,000		—	1/6/17	3 month USD-LIBOR-BBA	1.255%	33,982
		80,339,000		—	1/13/14	3 month USD-LIBOR-BBA	0.618%	157,845
		34,170,000		—	1/13/17	3 month USD-LIBOR-BBA	1.178%	333,319
		53,182,100		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(98,493)
		83,707,000		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(742,961)
		58,797,400		—	1/13/22	3 month USD-LIBOR-BBA	2.05375%	839,780
		43,702,000		—	1/19/14	0.5625%	3 month USD-LIBOR-BBA	(38,215)
		1,729,000		—	1/19/17	1.102%	3 month USD-LIBOR-BBA	(10,001)
		21,262,000		—	1/20/17	1.10%	3 month USD-LIBOR-BBA	(120,110)
		72,356,000		—	1/20/22	2.02%	3 month USD-LIBOR-BBA	(772,050)
		38,214,000		—	1/20/42	3 month USD-LIBOR-BBA	2.656%	234,041
		3,469,000		—	1/20/17	3 month USD-LIBOR-BBA	1.1225%	23,436
		83,125,000		—	1/23/22	2.0475%	3 month USD-LIBOR-BBA	(1,080,184)
		26,143,000		—	1/23/22	2.108%	3 month USD-LIBOR-BBA	(486,996)
		159,546,000		—	1/23/17	3 month USD-LIBOR-BBA	1.15641%	1,320,511
		17,658,000		—	1/24/17	3 month USD-LIBOR-BBA	1.19233%	176,353
		64,781,000		—	1/30/14	0.53125%	3 month USD-LIBOR-BBA	(16,456)
		897,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(187)
		1,383,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	11,645
		6,829,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	292,896
		5,547,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	273,800
		90,380,509		(170,593)	1/5/14	0.545%	3 month USD-LIBOR-BBA	(218,200)
		38,449,000		—	1/3/14	0.773%	3 month USD-LIBOR-BBA	(194,675)
		23,431,000		—	1/5/17	1.2699%	3 month USD-LIBOR-BBA	(342,099)
	EUR	22,470,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(2,931,190)
	Goldman Sachs International
		$41,210,000		—	1/5/17	1.285%	3 month USD-LIBOR-BBA	(632,210)
		29,973,000		—	1/6/17	1.2568%	3 month USD-LIBOR-BBA	(416,987)
		120,301,000		—	1/12/14	3 month USD-LIBOR-BBA	0.6565%	327,765
		11,612,000		—	1/12/17	1.2185%	3 month USD-LIBOR-BBA	(136,687)
		148,015,200		—	1/13/17	1.164785%	3 month USD-LIBOR-BBA	(1,348,141)
		36,223,000		(62,938)	1/4/14	0.61%	3 month USD-LIBOR-BBA	(129,067)
		6,829,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	292,896
		6,070,000		—	1/27/17	1.0825%	3 month USD-LIBOR-BBA	(27,212)
		571,000		—	1/27/17	3 month USD-LIBOR-BBA	1.11%	3,332
		28,252,000		—	1/30/42	2.8019%	3 month USD-LIBOR-BBA	(1,037,332)
		1,045,000		—	1/30/22	3 month USD-LIBOR-BBA	2.052%	13,529
		125,879,000	(F)	—	2/1/17	3 month USD-LIBOR-BBA	1.041%	288,766
		1,418,000		—	2/2/42	2.69%	3 month USD-LIBOR-BBA	(18,452)
		16,400,000		—	2/2/17	3 month USD-LIBOR-BBA	0.98875%	(5,724)
		1,456,000		—	2/2/42	2.64%	3 month USD-LIBOR-BBA	(2,917)
		5,547,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	273,800
		7,703,000		(87,044)	1/27/22	3 month USD-LIBOR-BBA	2.27%	170,736
		5,758,000		121,713	1/27/22	2.52%	3 month USD-LIBOR-BBA	(205,012)
		34,617,000	(E)	—	2/7/17	1.35%	3 month USD-LIBOR-BBA	(594,028)
	EUR	22,500,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	956,027
	GBP	5,404,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	296,684
	GBP	2,816,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	261,855
	GBP	5,106,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(241,622)
	GBP	4,904,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(560,260)
	GBP	4,904,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(513,430)
	JPMorgan Chase Bank, N.A.
		$5,181,000		—	1/11/17	3 month USD-LIBOR-BBA	1.2125%	59,711
		57,173,000		—	1/11/17	3 month USD-LIBOR-BBA	1.187%	587,214
		34,966,000		—	1/12/14	3 month USD-LIBOR-BBA	0.639%	83,055
		300,812,000		—	1/13/14	3 month USD-LIBOR-BBA	0.613%	560,183
		983,000		—	1/13/17	1.1673%	3 month USD-LIBOR-BBA	(9,072)
		106,364,200		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(196,985)
		131,539,600		—	1/13/17	1.168249%	3 month USD-LIBOR-BBA	(1,220,669)
		305,816,000		—	1/17/14	0.587%	3 month USD-LIBOR-BBA	(410,414)
		49,682,000		—	1/17/17	1.115%	3 month USD-LIBOR-BBA	(322,305)
		450,000		—	1/19/22	1.99%	3 month USD-LIBOR-BBA	(3,573)
		308,000		—	1/19/14	0.56%	3 month USD-LIBOR-BBA	(252)
		261,813,000		—	1/20/22	3 month USD-LIBOR-BBA	2.0075%	2,488,882
		7,376,000		—	1/20/42	3 month USD-LIBOR-BBA	2.6455%	28,628
		45,571,000		—	1/20/22	3 month USD-LIBOR-BBA	2.029%	524,199
		10,026,000		—	1/23/42	3 month USD-LIBOR-BBA	2.688%	128,002
		153,410,000		—	1/23/14	3 month USD-LIBOR-BBA	0.59%	216,433
		77,217,000		—	1/23/22	3 month USD-LIBOR-BBA	2.097184%	1,361,007
		19,178,000		—	1/25/17	3 month USD-LIBOR-BBA	1.2255%	221,992
		8,756,000		—	1/26/22	2.154%	3 month USD-LIBOR-BBA	(198,989)
		21,554,000		—	1/27/22	3 month USD-LIBOR-BBA	2.10%	380,127
		6,829,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	292,896
		25,399,000		544,958	1/17/22	2.453%	3 month USD-LIBOR-BBA	(754,904)
		20,260,000		—	2/1/14	3 month USD-LIBOR-BBA	0.54125%	9,320
		8,430,000		—	2/1/22	1.95125%	3 month USD-LIBOR-BBA	(28,915)
		26,837,000		—	2/1/22	1.956%	3 month USD-LIBOR-BBA	(104,127)
		13,824,000		—	2/2/14	0.5175%	3 month USD-LIBOR-BBA	126
		5,531,000		—	2/2/22	1.92875%	3 month USD-LIBOR-BBA	(7,309)
		14,000		—	2/2/42	2.6675%	3 month USD-LIBOR-BBA	(113)
		897,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(187)
		11,938,000		(228,613)	1/19/22	3 month USD-LIBOR-BBA	2.2775%	185,948
		38,426,000		2,217,180	1/17/22	4.80%	3 month USD-LIBOR-BBA	(8,154,782)
	CAD	3,390,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(78,808)
	CAD	8,410,000		—	1/24/22	2.3825%	3 month CAD-BA-CDOR	(131,856)
	EUR	16,810,000		—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	327,691
	EUR	41,170,000		—	12/16/13	0.52%	1 month EUR-EONIA-OIS-COMPOUND	(167,541)
	JPY	36,800,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	15,001
	JPY	49,400,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(5,217)
	MXN	14,762,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(60,104)
	MXN	19,089,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(77,435)
	MXN	63,220,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(111,362)
	MXN	6,909,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(12,170)
	MXN	63,220,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	188,871
	MXN	40,760,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	148,681
	UBS AG
	CHF	74,153,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(1,174,818)

	Total							$(17,499,792)
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (”ASC 820”) based on the securities' valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$12,662,430	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	$(241,947)
Barclays Bank PLC
	1,792,257	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,191)
	1,605,073	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,687
	8,262,645	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	13,013
	464,964	2,034	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,897)
	617,523	(96)	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,866)
	13,913,955	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	96,161
	12,382,512	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(8,228)
	9,542,150	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,588
	49,519,239	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(145,211)
	13,064,859	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,543
	4,843,321	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,313
	42,982,999	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(126,044)
	31,408,938	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,518
	12,600,510	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	55,928
	1,472,757	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,308)
	5,760,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(109,250)
	12,662,430	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	241,947
	5,847,691	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(108,714)
	4,575,926	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(85,071)
	4,843,321	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,313
	31,435,794	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(92,183)
	22,349,529	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	99,200
	18,142,140	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(53,200)
	1,432,964	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,928
	3,608,258	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	5,683
	6,737,117	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(125,250)
	16,724,422	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	26,339
	53,649,469	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,549
	13,265,857	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,598
	670,800	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	182
	1,570,655	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,044)
	5,093,612	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,385)
	3,692,723	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,454)
	23,060,893	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(466,003)
Citibank, N.A.
	2,701,766	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	733
	34,810,344	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(665,138)
	2,242,458	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	608
Credit Suisse International
	353,178	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	722
	3,228,881	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	876
	13,601,430	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(259,889)
	16,007,771	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(46,941)
Deutsche Bank AG
	17,141,209	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	165,765
	16,007,771	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(46,942)
Goldman Sachs International
	3,290,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	29,590
	2,467,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	19,742
	1,419,093	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(27,788)
	15,778,733	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,279
	20,251,431	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	139,961
EUR	17,506,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(245,245)

Total						$(1,964,423)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(5,787)	$650,000	12/20/19	(100 bp)	$98,164
	Deutsche Bank AG
	France, Gov't of, 4.25%, 04/25/2019	—	9,480	10,140,000	6/20/15	(100 bp)	167,213
	JPMorgan Chase Bank, N.A.
	Republic of Italy, 6 7/8%, 9/27/23	—	(2,691,870)	10,164,000	12/20/21	(100 bp)	(628,217)
	Republic of Italy, 6 7/8%, 9/27/23	A2	2,253,668	25,668,000	12/20/13	100 bp	888,219

	Total						$525,379

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2012.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,286,534,035.
(b)	The aggregate identified cost on a tax basis is $1,968,936,035, resulting in gross unrealized appreciation and depreciation of $59,418,240 and $48,317,116, respectively, or net unrealized appreciation of $11,101,124.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $14,615 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $341,750,302 and $369,531,730, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $609,169,093 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $3,037,500,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $8,912,800,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $37,700,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,273,998 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $139,090,565 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $135,832,042.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$37,020,671	$—
Corporate bonds and notes	—	214,808,037	—
Foreign government and agency bonds and notes	—	27,558,835	—
Mortgage-backed securities	—	507,459,157	111,429
Purchased options outstanding	—	67,589,141	—
Senior loans	—	56,494,444	—
U.S. government agency obligations	—	846,140	—
U.S. government and agency mortgage obligations	—	497,486,111	—
U.S. treasury obligations	—	402,593	—
Short-term investments	66,737,525	503,523,076	—

Totals by level	$66,737,525	$1,913,188,205	$111,429

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,232,958	$—
Futures contracts	(1,625,952)	—	—
Written options	—	(183,843,623)	—
TBA sale commitments	—	(77,227,735)	—
Interest rate swap contracts	—	(21,682,410)	—
Total return swap contracts	—	(1,966,361)	—
Credit default contracts	—	959,888	—

Totals by level	$(1,625,952)	$(281,527,283)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$2,325,337	$1,365,449
Foreign exchange contracts	10,629,309	8,396,351
Interest rate contracts	95,979,424	237,508,629

Total	$108,934,070	$247,270,429

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
1/31/12 (Unaudited)

COMMON STOCKS (27.1%)(a)
			Shares	Value

Basic materials (0.7%)

International Flavors & Fragrances, Inc.			10,481	$584,945

Newmont Mining Corp.			24,438	1,502,448

PPG Industries, Inc.			12,232	1,095,743

Sealed Air Corp.			23,383	466,023

Sherwin-Williams Co. (The)			9,980	973,349

Sigma-Aldrich Corp.			11,695	795,728

Valspar Corp.			14,798	639,866

				6,058,102
Capital goods (1.2%)

Ball Corp.			19,642	771,145

Covanta Holding Corp.			34,601	494,448

Huntington Ingalls Industries, Inc.(NON)			4,065	153,169

KBR, Inc.			26,190	841,747

Lockheed Martin Corp.			26,080	2,146,906

Northrop Grumman Corp.			24,594	1,427,682

Raytheon Co.			32,634	1,566,106

Rockwell Collins, Inc.			19,066	1,103,731

Roper Industries, Inc.			12,764	1,192,030

				9,696,964
Communication services (0.9%)

American Tower REIT, Inc. Class A(R)			32,720	2,078,047

IAC/InterActiveCorp.			27,597	1,188,603

Verizon Communications, Inc.			105,096	3,957,915

				7,224,565
Conglomerates (0.1%)

AMETEK, Inc.			23,052	1,083,444

				1,083,444
Consumer cyclicals (3.4%)

Advance Auto Parts, Inc.			9,199	705,011

Amazon.com, Inc.(NON)			13,217	2,569,913

AutoZone, Inc.(NON)			3,410	1,186,271

Big Lots, Inc.(NON)			13,744	542,751

Cintas Corp.			25,628	949,517

Discovery Communications, Inc. Class A(NON)			14,768	633,252

Dollar Tree, Inc.(NON)			12,292	1,042,485

Ecolab, Inc.			18,672	1,128,536

Equifax, Inc.			21,764	848,143

Expedia, Inc.			13,055	422,590

Gartner, Inc.(NON)			17,433	660,885

Kimberly-Clark Corp.			45,319	3,243,028

McGraw-Hill Cos., Inc. (The)			24,213	1,113,798

Moody's Corp.			24,354	906,699

MSC Industrial Direct Co., Inc.			9,699	737,318

Omnicom Group, Inc.			21,152	964,743

PETsMART, Inc.			14,335	762,909

Priceline.com, Inc.(NON)			2,917	1,544,493

Scotts Miracle-Gro Co. (The) Class A			9,987	472,984

Target Corp.			28,838	1,465,259

Tupperware Brands Corp.			9,660	607,034

Verisk Analytics, Inc. Class A(NON)			23,909	958,034

Viacom, Inc. Class B			31,149	1,465,249

Wal-Mart Stores, Inc.			38,900	2,386,904

Washington Post Co. (The) Class B			1,156	437,789

				27,755,595
Consumer staples (3.0%)

Brinker International, Inc.			17,508	452,582

ConAgra Foods, Inc.			39,900	1,064,133

Corn Products International, Inc.			22,665	1,257,681

Darden Restaurants, Inc.			14,066	645,207

Dr. Pepper Snapple Group, Inc.			74,200	2,880,444

Herbalife, Ltd.			32,839	1,900,721

Hormel Foods Corp.			56,712	1,632,171

Kroger Co. (The)			41,700	990,792

Lorillard, Inc.			9,496	1,019,775

Panera Bread Co. Class A(NON)			4,344	643,998

Philip Morris International, Inc.			51,394	3,842,729

Safeway, Inc.			74,462	1,636,675

Starbucks Corp.			39,908	1,912,790

TripAdvisor, Inc.			13,055	429,640

W.W. Grainger, Inc.			8,231	1,569,981

Walgreen Co.			24,500	817,320

Yum! Brands, Inc.			25,428	1,610,355

				24,306,994
Energy (2.8%)

Chevron Corp.			58,745	6,055,435

Core Laboratories NV (Netherlands)			8,734	927,813

Deepocean Group (Shell) (acquired 6/9/11, cost $357,152) (Norway)(RES)			24,587	393,392

Dresser-Rand Group, Inc.(NON)			17,537	898,421

Exxon Mobil Corp.			103,002	8,625,387

FMC Technologies, Inc.(NON)			28,860	1,475,035

HollyFrontier Corp.			29,574	867,701

Murphy Oil Corp.			20,510	1,222,396

Oceaneering International, Inc.			21,334	1,036,619

Oil States International, Inc.(NON)			11,177	890,695

Sunoco, Inc.			21,549	826,620

				23,219,514
Financials (3.3%)

ACE, Ltd.			28,762	2,001,835

Allied World Assurance Co. Holdings AG			10,282	632,651

Annaly Capital Management, Inc.(R)			72,327	1,217,987

Arch Capital Group, Ltd.(NON)			26,875	968,844

Aspen Insurance Holdings, Ltd.			20,162	535,503

Axis Capital Holdings, Ltd.			22,308	686,640

Bank of Hawaii Corp.			12,519	572,369

Berkshire Hathaway, Inc. Class B(NON)			34,138	2,675,395

BlackRock, Inc.			2,400	436,800

Chubb Corp. (The)			16,099	1,085,234

Digital Realty Trust, Inc.(R)			16,162	1,145,239

Endurance Specialty Holdings, Ltd. (Bermuda)			13,253	495,662

Everest Re Group, Ltd.			9,836	839,994

Federal Realty Investment Trust(R)			11,097	1,048,223

Goldman Sachs Group, Inc. (The)			3,400	378,998

Jones Lang LaSalle, Inc.			8,811	693,954

JPMorgan Chase & Co.			43,600	1,626,280

M&T Bank Corp.			14,610	1,165,001

New York Community Bancorp, Inc.			60,415	766,666

PartnerRe, Ltd.			12,000	785,040

People's United Financial, Inc.			64,297	792,782

Rayonier, Inc.(R)			23,011	1,052,293

Realty Income Corp.(R)			22,902	833,633

RenaissanceRe Holdings, Ltd.			11,362	830,676

Transatlantic Holdings, Inc.			13,650	756,893

Travelers Cos., Inc. (The)			21,796	1,270,707

Validus Holdings, Ltd.			23,548	755,184

W.R. Berkley Corp.			27,934	957,298

				27,007,781
Health care (2.5%)

Abbott Laboratories			70,765	3,831,925

AmerisourceBergen Corp.			36,589	1,425,873

Biogen Idec, Inc.(NON)			16,565	1,953,345

C.R. Bard, Inc.			12,527	1,158,998

Cardinal Health, Inc.			38,074	1,638,324

Eli Lilly & Co.			71,399	2,837,396

Forest Laboratories, Inc.(NON)			36,733	1,167,375

Gen-Probe, Inc.(NON)			11,361	760,392

Laboratory Corp. of America Holdings(NON)			13,483	1,232,211

Lincare Holdings, Inc.			23,998	616,509

McKesson Corp.			24,013	1,962,342

Perrigo Co.			14,899	1,424,344

Warner Chilcott PLC Class A (Ireland)(NON)			42,944	724,465

				20,733,499
Technology (7.6%)

Accenture PLC Class A			51,913	2,976,691

Amdocs, Ltd. (United Kingdom)(NON)			43,471	1,279,786

Analog Devices, Inc.			45,658	1,786,598

Apple, Inc.(NON)			68,859	31,432,756

Avago Technologies, Ltd. (Singapore)			48,832	1,657,358

BMC Software, Inc.(NON)			31,010	1,123,802

CA, Inc.			48,711	1,255,770

Harris Corp.			26,937	1,104,417

Hewlett-Packard Co.			42,743	1,195,949

IBM Corp.			35,219	6,783,179

Intuit, Inc.			41,345	2,333,512

KLA-Tencor Corp.			11,945	610,748

L-3 Communications Holdings, Inc.			14,641	1,035,704

Lam Research Corp.(NON)			10,732	457,076

Micros Systems, Inc.(NON)			21,666	1,077,017

Microsoft Corp.			128,219	3,786,307

NetApp, Inc.(NON)			10,655	402,120

Novellus Systems, Inc.(NON)			26,645	1,256,312

QLogic Corp.(NON)			25,313	438,421

Solera Holdings, Inc.			18,920	903,808

				62,897,331
Transportation (0.7%)

Copa Holdings SA Class A (Panama)			8,797	599,428

J. B. Hunt Transport Services, Inc.			20,221	1,032,686

Landstar Systems, Inc.			13,082	669,144

Southwest Airlines Co.			88,327	846,173

United Parcel Service, Inc. Class B			36,586	2,767,731

				5,915,162
Utilities and power (0.9%)

AGL Resources, Inc.			14,450	599,820

Alliant Energy Corp.			16,843	713,975

DTE Energy Co.			19,092	1,015,885

Entergy Corp.			15,632	1,084,548

Pinnacle West Capital Corp.			16,023	757,247

Public Service Enterprise Group, Inc.			39,654	1,203,102

Spectra Energy Corp.			37,006	1,165,319

Westar Energy, Inc.			20,495	582,878

				7,122,774

Total common stocks (cost $196,375,679)				$223,021,725

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates
4s, with due dates from January 20, 2041 to February 20, 2041			$5,576,195	$6,016,154

				6,016,154
U.S. Government Agency Mortgage Obligations (17.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3 1/2s, with due dates from January 1, 2041 to January 1, 2041			1,906,944	1,979,125

Federal National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, February 1, 2042			134,000,000	139,223,910

				141,203,035

Total U.S. government and agency mortgage obligations (cost $145,653,591)				$147,219,189

CORPORATE BONDS AND NOTES (15.5%)(a)
			Principal amount	Value

Basic materials (1.3%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$339,000	$371,225

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			339,000	353,636

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 5 1/2s, 2014 (Australia)			339,000	374,309

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015			565,000	636,687

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes 3 1/4s, 2015			452,000	483,696

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			1,250,000	1,287,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.957s, 2014			400,000	366,000

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			1,020,000	1,063,350

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)		EUR	495,200	646,768

Lyondell Chemical Co. company guaranty notes 11s, 2018			$374,324	409,885

Lyondell Chemical Co. company guaranty sr. notes 8s, 2017			271,000	302,165

Momentive Performance Materials, Inc. company guaranty sr. notes 12 1/2s, 2014			647,000	687,438

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	100,000	142,500

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			$445,000	619,277

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.712s, 2015 (Germany)		EUR	100,000	128,360

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$1,000,000	1,010,625

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			500,000	510,625

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			170,000	177,225

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			395,000	451,707

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			898,000	924,940

				10,947,918
Capital goods (0.5%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			265,000	272,288

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			1,045,000	1,120,763

BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018			285,000	314,213

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			200,000	233,787

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015			252,000	273,950

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014			616,000	681,156

Deere & Co. sr. unsec. notes 6.95s, 2014			252,000	285,367

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.956s, 2015			85,000	80,963

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 3/4s, 2016			195,000	207,675

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015			452,000	507,123

				3,977,285
Communication services (2.1%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			339,000	366,859

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015			2,579,000	2,694,823

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 5.55s, 2014			452,000	493,745

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			350,000	329,875

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			1,125,000	1,341,311

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			380,000	402,800

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Germany)			452,000	509,196

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			560,000	593,600

Level 3 Financing, Inc. 144A company guaranty FRN 4.202s, 2015			1,000,000	940,000

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			900,000	928,125

Nextel Communications, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2014			840,000	831,600

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			245,000	278,688

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			290,000	316,463

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016			642,000	747,560

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017			510,000	572,914

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			240,000	259,800

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			265,000	233,863

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)			508,000	490,855

Telefonica Emisones SAU company guaranty 6.421s, 2016 (Spain)			250,000	270,017

Telefonica Emisones SAU company guaranty sr. unsec. notes 4.949s, 2015 (Spain)			315,000	325,467

Time Warner Cable, Inc. company guaranty sr. unsec. notes 5.85s, 2017			955,000	1,111,242

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016			1,459,000	1,692,458

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017 (United Kingdom)			508,000	601,388

Wind Acquisition Finance SA company guaranty sr. sec. notes Ser. REGS, 7 3/8s, 2018 (Netherlands)		EUR	190,000	224,882

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			$335,000	324,950

				16,882,481
Conglomerates (0.5%)

General Electric Co. sr. unsec. notes 5 1/4s, 2017			3,534,000	4,129,974

SPX Corp. sr. unsec. notes 7 5/8s, 2014			260,000	293,150

				4,423,124
Consumer cyclicals (1.6%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			500,000	443,750

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			390,000	422,663

Daimler Finance North America, LLC company guaranty 6 1/2s, 2013 (Germany)			282,000	306,351

DISH DBS Corp. company guaranty 6 5/8s, 2014			750,000	806,250

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			400,000	435,322

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			282,000	329,104

Interpublic Group of Companies, Inc. (The) sr. unsec. notes 6 1/4s, 2014			231,000	249,480

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			990,000	1,123,650

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			905,000	891,425

MGM Resorts International sr. notes 10 3/8s, 2014			180,000	205,200

News America, Inc. company guaranty sr. unsec. notes 5.3s, 2014			452,000	502,733

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014			114,000	131,100

Owens Corning company guaranty sr. unsec. notes 9s, 2019			210,000	252,525

QVC, Inc. 144A sr. notes 7 1/8s, 2017			475,000	508,844

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			200,000	200,000

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			484,000	527,608

Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015			685,000	744,938

Target Corp. sr. unsec. notes 5 3/8s, 2017			452,000	536,718

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016			729,000	861,205

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			1,200,000	1,230,000

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			125,000	75,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			1,000,000	1,075,000

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014			1,068,000	1,135,420

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			455,000	464,669

				13,458,955
Consumer staples (1.1%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			500,000	555,050

Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015			663,000	725,124

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			616,000	671,103

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016			282,000	290,265

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			260,000	291,850

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			260,000	282,100

CVS Corp. sr. unsec. 5 3/4s, 2017			395,000	466,405

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)			339,000	409,214

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	500,000	688,780

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016			$1,068,000	1,162,056

Kroger Co. company guaranty 6.4s, 2017			282,000	339,132

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015			786,000	839,837

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018			339,000	411,046

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015			452,000	489,947

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			300,000	321,000

Service Corporation International sr. notes 7s, 2017			170,000	188,700

Service Corporation International sr. unsec. 7 3/8s, 2014			180,000	197,325

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			180,000	211,500

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			230,000	266,800

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			235,000	258,206

				9,065,440
Energy (1.7%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			285,000	327,474

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			379,000	381,843

BP Capital Markets PLC company guaranty sr. unsec. notes 3 7/8s, 2015 (United Kingdom)			252,000	272,164

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			200,000	223,957

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			490,000	551,250

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			560,000	539,000

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015			899,000	1,001,245

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			395,000	428,506

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014			965,000	1,051,850

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			1,000,000	1,139,040

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			435,000	440,438

Peabody Energy Corp. company guaranty 7 3/8s, 2016			135,000	150,188

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,035,000	1,150,144

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			3,295,000	2,765,164

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			225,000	240,188

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			786,000	846,884

Whiting Petroleum Corp. company guaranty 7s, 2014			125,000	133,438

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			2,000,000	2,000,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017			339,000	424,415

				14,067,188
Financials (4.0%)

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			339,000	369,544

American Express Credit Corp. sr. unsec. unsub. notes 5 1/8s, 2014			1,012,000	1,100,649

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.45s, 2017			565,000	578,996

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			3,585,000	3,691,639

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			452,000	475,344

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			616,000	648,798

BB&T Corp. unsec. sub. notes 5.2s, 2015			339,000	369,450

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015			1,233,000	1,317,821

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017			452,000	520,301

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			355,000	410,025

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			1,230,000	1,351,576

Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017			1,575,000	1,732,837

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014			1,402,000	1,495,756

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)			616,000	704,432

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			480,000	477,600

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			175,000	202,563

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017			2,748,000	3,016,699

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			530,000	551,200

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			740,000	768,825

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			300,000	312,000

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015			3,031,000	3,192,161

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015			162,000	174,150

Leucadia National Corp. sr. unsec. notes 7s, 2013			100,000	104,250

MetLife, Inc. sr. unsec. 6 3/4s, 2016			452,000	533,549

PNC Funding Corp. bank guaranty sr. unsec. note 3 5/8s, 2015			283,000	301,623

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN, 4 3/4s, 2015			565,000	610,622

Shinhan Bank 144A sr. unsec. bonds 6s, 2012 (South Korea)			225,000	228,904

Simon Property Group LP sr. unsec. unsub. notes 4 1/8s, 2021(R)			395,000	424,123

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			395,000	427,588

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015			300,000	308,827

US Bancorp sr. unsec. unsub. notes 2.45s, 2015			452,000	471,087

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)			135,000	139,882

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			800,000	808,800

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	508,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,600,000	1,662,000

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017			2,301,000	2,646,914

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)			395,000	405,220

				33,044,505
Health care (0.9%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			508,000	602,155

Amgen, Inc. sr. unsec. notes 5.85s, 2017			339,000	398,803

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			339,000	413,311

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			305,000	317,631

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	415,000	552,737

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$235,000	264,963

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			452,000	489,554

HCA, Inc. sr. notes 6 1/2s, 2020			665,000	705,731

Merck & Co., Inc. sr. unsec. notes 4s, 2015			508,000	561,678

Novartis Capital Corp. company guaranty sr. unsec. notes 2.9s, 2015			452,000	484,732

Pfizer, Inc. sr. unsec. notes 5.35s, 2015			1,068,000	1,217,345

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			40,000	45,250

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			665,000	696,588

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			339,000	412,457

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016			157,000	177,171

				7,340,106
Technology (0.6%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			485,000	435,288

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016			508,000	596,777

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			452,000	492,567

IBM Corp. sr. unsec. notes 5.7s, 2017			673,000	822,152

Oracle Corp. sr. unsec. notes 5 1/4s, 2016			616,000	713,226

Seagate Technology International 144A company guaranty sr. sec. notes 10s, 2014 (Cayman Islands)			222,000	253,635

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			985,000	1,019,475

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			395,000	416,985

				4,750,105
Transportation (—%)

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014			339,000	361,521

				361,521
Utilities and power (1.2%)

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			210,000	246,750

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,035,000	1,161,788

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038			189,000	259,026

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019			280,000	332,597

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			157,000	203,902

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			880,000	1,061,267

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014			880,000	971,521

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			350,000	306,250

El Paso Corp. sr. unsec. notes 7s, 2017			225,000	249,155

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017			395,000	466,354

Exelon Corp. sr. unsec. notes 4.9s, 2015			827,000	903,334

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031			220,000	283,174

FPL Group Capital, Inc. company guaranty sr. unsec. notes 7 7/8s, 2015			282,000	335,823

Kinder Morgan Energy Partners LP notes 6s, 2017			452,000	516,466

National Rural Utilities Cooperative Finance Corp. sr. bonds 10 3/8s, 2018			226,000	330,339

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			315,000	419,415

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014			220,000	237,914

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015			339,000	374,338

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			275,000	361,270

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s, 2018 (Canada)			395,000	490,739

				9,511,422

Total corporate bonds and notes (cost $124,287,150)				$127,830,050

MORTGAGE-BACKED SECURITIES (15.3%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 05-11, Class 5A1, 0.546s, 2036			$1,116,624	$591,811

American Home Mortgage Assets FRB Ser. 06-6, Class A1A, 0.466s, 2046			2,108,642	927,803

Banc of America Commercial Mortgage, Inc.
Ser. 04-3, Class D, 5.786s, 2039			639,000	575,975
Ser. 06-6, Class A2, 5.309s, 2045			1,150,900	1,151,382
Ser. 04-4, Class B, 4.985s, 2042			563,000	551,812
Ser. 07-1, Class XW, IO, 0.456s, 2049			4,947,632	57,511

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036			493,000	490,387
Ser. 04-4, Class XC, IO, 1.042s, 2042			4,754,738	87,787
Ser. 02-PB2, Class XC, IO, 0.806s, 2035			2,981,962	3,757

Banc of America Funding Corp. FRB Ser. 06-H, Class 6A1, 0.471s, 2036			703,559	328,914

Barclays Capital LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.87s, 2046			13,548,601	553,587
Ser. 09-RR7, Class 2A7, IO, 1.584s, 2047			31,408,762	1,306,604
Ser. 09-RR7, Class 2A1, IO, 0 3/4s, 2047			33,912,070	837,628
Ser. 09-RR7, Class 1A1, IO, 0 3/4s, 2046			35,195,267	869,323

Barclays Capital, LLC Trust
FRB Ser. 07-AA2, Class 12A1, 0.486s, 2047			3,519,807	1,654,309
FRB Ser. 07-AA1, Class 2A1, 0.456s, 2037			1,106,619	580,975

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.536s, 2035			831,222	403,142

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.556s, 2036			1,028,608	216,008
FRB Ser. 06-IM1, Class A1, 0.506s, 2036			1,005,869	487,847

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 02-PBW1, Class G, 5.83s, 2035			492,000	473,402

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			5,812,733	145,900
Ser. 07-AR5, Class 1X2, IO, 0 1/2s, 2047			3,498,123	71,362
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046			7,759,142	138,113
Ser. 07-AR3, Class 1X, IO, 0 1/2s, 2037			3,989,693	63,835
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			4,152,927	56,480

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			590,000	566,801

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR1, Class A2, 0.436s, 2037			872,630	449,230

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E, 7.64s, 2032			520,000	544,700

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5 1/4s, 2046			600,700	602,605
Ser. 05-LP5, Class B, 5.105s, 2043(F)			886,000	833,471

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.666s, 2036			4,741,156	2,726,165
FRB Ser. 07-OA4, Class A1, 0.446s, 2047			5,693,388	3,316,398
FRB Ser. 07-OA3, Class 1A1, 0.416s, 2047			3,248,836	1,916,813
FRB Ser. 06-HY11, Class A1, 0.396s, 2036			1,480,004	725,202

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.581s, 2035			385,108	66,386
FRB Ser. 05-R3, Class AF, 0.676s, 2035			378,497	304,690

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.987s, 2039			898,844	902,677

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037(F)			965,000	967,434
FRB Ser. 04-C2, Class E, 5.736s, 2036(F)			963,000	720,778
FRB Ser. 04-C2, Class D, 5.575s, 2036			567,000	555,660
Ser. 2005-C6, Class AJ, 5.23s, 2040(F)			1,212,000	1,129,515
Ser. 05-C5, Class AJ, 5.1s, 2038(F)			1,466,000	1,467,366
Ser. 03-CPN1, Class E, 4.891s, 2035			514,000	497,660

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			730,000	770,150
FRB Ser. 03-CK2, Class G, 5.744s, 2036			1,430,000	1,424,996
Ser. 03-C3, Class AX, IO, 1.922s, 2038			7,956,185	116,192
Ser. 04-C4, Class AX, IO, 1.19s, 2039			3,278,209	69,170

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB Ser. 06-AR1, Class 1A3, 0.606s, 2036			9,991,755	3,497,114

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.205s, 2034			238,600	327,097
IFB Ser. 3951, Class CS, IO, 6.46s, 2026			7,179,956	1,247,948
IFB Ser. 3859, Class SG, IO, 6.41s, 2039			745,589	112,055
IFB Ser. 3727, Class PS, IO, 6.41s, 2038			3,107,279	347,028
IFB Ser. 3287, Class SE, IO, 6.41s, 2037(F)			149,711	18,986
IFB Ser. 3835, Class SC, IO, 6.36s, 2038			18,799,832	3,448,829
IFB Ser. 3856, Class PS, IO, 6.31s, 2040			822,572	126,918
IFB Ser. 3852, Class KS, IO, 6.26s, 2041			9,418,473	1,549,998
IFB Ser. 3708, Class SQ, IO, 6.26s, 2040			9,132,183	1,180,243
IFB Ser. 3907, Class KS, IO, 6.26s, 2040			2,735,533	460,967
IFB Ser. 3708, Class SA, IO, 6.16s, 2040			13,333,846	1,688,598
IFB Ser. 3934, Class SA, IO, 6.11s, 2041			401,580	67,630
IFB Ser. 3116, Class AS, IO, 5.81s, 2034			2,638,506	264,776
IFB Ser. 3852, Class NT, 5.71s, 2041			3,523,925	3,710,024
IFB Ser. 3752, Class PS, IO, 5.71s, 2040			1,582,958	270,575
Ser. 3672, Class PI, IO, 5 1/2s, 2039			1,470,976	163,881
Ser. 3645, Class ID, IO, 5s, 2040			460,693	40,744
Ser. 3680, Class KI, IO, 5s, 2038			7,467,015	1,001,028
Ser. 3632, Class CI, IO, 5s, 2038			514,266	42,987
Ser. 3626, Class DI, IO, 5s, 2037			349,380	15,467
Ser. 3653, Class CI, IO, 5s, 2036			5,348,523	232,393
Ser. 3623, Class CI, IO, 5s, 2036			318,434	23,883
Ser. 3747, Class HI, IO, 4 1/2s, 2037			417,109	47,566
Ser. 3738, Class MI, IO, 4s, 2034			23,629,207	1,889,509
Ser. 3736, Class QI, IO, 4s, 2034			6,423,084	236,851
Ser. 3751, Class MI, IO, 4s, 2034			300,512	14,467
Ser. 3707, Class HI, IO, 4s, 2023			596,790	20,327
Ser. T-8, Class A9, IO, 0.441s, 2028			347,158	2,604
Ser. T-59, Class 1AX, IO, 0.275s, 2043			779,163	5,844
Ser. T-48, Class A2, IO, 0.212s, 2033			1,114,166	7,989
Ser. 3206, Class EO, PO, zero %, 2036			130,552	120,085
Ser. 3175, Class MO, PO, zero %, 2036			102,614	94,064
FRB Ser. T-54, Class 2A, IO, zero %, 2043			452,806	71

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.119s, 2035			95,529	174,255
IFB Ser. 05-45, Class DA, 23.407s, 2035			440,857	719,953
IFB Ser. 11-4, Class CS, 12.347s, 2040			2,576,101	2,952,334
IFB Ser. 11-67, Class BS, IO, 6.224s, 2041			7,425,770	1,144,460
IFB Ser. 404, Class S13, IO, 6.124s, 2040			165,019	24,027
IFB Ser. 10-35, Class SG, IO, 6.124s, 2040			5,820,761	1,038,191
Ser. 10-21, Class IP, IO, 5s, 2039			1,107,557	128,754
Ser. 10-92, Class CI, IO, 5s, 2039			2,168,857	199,264
Ser. 397, Class 2, IO, 5s, 2039			111,537	14,587
Ser. 398, Class C5, IO, 5s, 2039			992,499	114,137
Ser. 09-31, Class PI, IO, 5s, 2038			2,134,716	313,768
Ser. 10-13, Class EI, IO, 5s, 2038			941,224	53,817
Ser. 10-100, Class AI, IO, 4 1/2s, 2025			4,817,437	297,730
Ser. 406, Class 2, IO, 4s, 2041			353,558	41,331
Ser. 406, Class 1, IO, 4s, 2041			216,930	25,359
Ser. 03-W10, Class 1, IO, 1.442s, 2043			316,489	14,242
Ser. 98-W2, Class X, IO, 0.919s, 2028			613,764	27,425
Ser. 98-W5, Class X, IO, 0.85s, 2028			252,653	10,485
Ser. 03-W1, Class 2A, IO, zero %, 2042			966,397	75
FRB Ser. 06-104, Class EK, zero %, 2036			26,258	25,470

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			531,000	517,725

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			658,000	658,000

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3, 5.481s, 2049			914,000	993,874

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 03-C2, Class H, 5.705s, 2037			1,231,000	1,176,836
FRB Ser. 04-C1, Class F, 5.088s, 2038			807,000	782,790
Ser. 05-C2, Class XC, IO, 0.183s, 2043			20,793,586	156,305

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041			792,000	758,433

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C3, Class G, 5.831s, 2039			376,000	357,200
FRB Ser. 03-C2, Class F, 5.651s, 2040			422,000	404,162

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.419s, 2038			1,401,722	176,967
IFB Ser. 11-61, Class CS, IO, 6.399s, 2035			11,761,674	1,617,230
IFB Ser. 10-167, Class SM, IO, 6.39s, 2040			8,183,342	1,330,611
IFB Ser. 10-85, Class SD, IO, 6.369s, 2038			192,376	30,520
IFB Ser. 11-37, Class SD, IO, 6.369s, 2038			1,803,484	297,575
IFB Ser. 11-11, Class PS, IO, 6.319s, 2040			5,145,950	783,522
IFB Ser. 10-58, Class LS, IO, 6.269s, 2039			6,613,849	1,008,678
IFB Ser. 10-120, Class SB, IO, 5.919s, 2035			398,650	39,997
IFB Ser. 10-20, Class SC, IO, 5.869s, 2040			101,193	15,701
IFB Ser. 11-40, Class AS, IO, 5.837s, 2036			6,462,427	828,419
IFB Ser. 11-70, Class SN, IO, 5.61s, 2041			802,000	223,734
IFB Ser. 11-70, Class SH, IO, 5.6s, 2041			1,003,000	281,091
Ser. 10-68, Class MI, IO, 5s, 2039			405,257	54,957
Ser. 10-150, Class WI, IO, 5s, 2038			11,638,515	1,307,704
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			167,233	28,735
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			6,876,057	799,342

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			4,024,363	144,877

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class AJ, 4.859s, 2042			674,000	688,049

Greenwich Capital Commercial Funding Corp. 144A
Ser. 02-C1, Class H, 5.903s, 2035			3,000,000	3,039,943
Ser. 03-C1, Class G, 4.773s, 2035			558,000	541,735

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			352,048	354,909

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.913s, 2035			327,633	55,506
IFB Ser. 04-4, Class 1AS, IO, 5.204s, 2034			616,638	105,503
Ser. 06-RP2, Class 1AS1, IO, 5.13s, 2036			531,117	82,139
FRB Ser. 06-RP2, Class 1AF1, 0.676s, 2036			531,117	408,960
FRB Ser. 04-4, Class 1AF, 0.676s, 2034			616,638	474,811
FRB Ser. 05-RP1, Class 1AF, 0.626s, 2035			327,633	252,278
Ser. 98-2, IO, 0.467s, 2027			95,805	7
Ser. 98-3, IO, 0.315s, 2027			115,256	289
Ser. 99-2, IO, zero %, 2027			168,030	424
Ser. 98-4, IO, zero %, 2026			129,929	338

Harborview Mortgage Loan Trust FRB Ser. 06-8, Class 2A1A, 0.469s, 2036			4,229,439	2,558,811

IndyMac Index Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.168s, 2036			68,401	3,762
FRB Ser. 06-AR3, Class 3A1B, 4.911s, 2036			346,500	188,843
FRB Ser. 06-AR19, Class 1A2, 2.958s, 2036			981,091	413,378
FRB Ser. 06-AR11, Class 3A1, 2.82648s, 2036			1,745,494	754,655
FRB Ser. 06-AR35, Class 2A1A, 0.446s, 2037			757,157	346,150
FRB Ser. 06-AR21, Class A1, 0.396s, 2036			3,996,592	1,718,535
FRB Ser. 06-AR29, Class A2, 0.356s, 2036			1,229,254	528,579

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.476s, 2037			659,883	283,750
FRB Ser. 06-A7, Class 1A1, 0.436s, 2036			832,797	399,743
FRB Ser. 07-A1, Class 1A3A, 0.426s, 2037(F)			1,593,953	685,079
FRB Ser. 06-A4, Class A3, 0.386s, 2036			2,447,432	1,248,190

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 02-C2, Class E, 5.517s, 2034			1,130,000	1,114,395
Ser. 02-C3, Class D, 5.314s, 2035			843,000	817,710
Ser. 2007-LDPX, Class A2S, 5.305s, 2049			590,335	594,527
Ser. 03-C1, Class D, 5.192s, 2037			453,000	453,935
Ser. 04-C3, Class B, 4.961s, 2042			427,000	405,095

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 02-C1, Class E, 6.135s, 2037			535,000	533,095
FRB Ser. 02-CIB5, Class F, 6.118s, 2037			2,000,000	2,030,000
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)			672,000	665,341
FRB Ser. 04-CB8, Class F, 4.964s, 2039(F)			500,000	395,186

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032			9,327	9,322
Ser. 06-C6, Class AM, 5.413s, 2039(F)			1,905,000	1,971,256
Ser. 05-C7, Class A2, 5.103s, 2030			129,476	129,476
Ser. 03-C3, Class G, 4.392s, 2037			607,000	596,378
Ser. 07-C2, Class XW, IO, 0.702s, 2040			3,143,159	63,872
Ser. 07-C1, Class XW, IO, 0.655s, 2040(F)			18,512,419	424,573

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C1, Class J, 6.95s, 2034			363,000	363,000
Ser. 02-C2, Class K, 6.529s, 2035(F)			601,000	595,026
Ser. 02-C1, Class K, 6.428s, 2034			1,134,000	1,134,000
Ser. 02-C2, Class J, 6.235s, 2035			992,000	992,298
Ser. 03-C8, Class G, 5.35s, 2037			436,000	439,098
Ser. 05-C3, Class XCL, IO, 0.328s, 2040			19,089,293	321,807

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.406s, 2037			1,342,074	650,906

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, 0.92s, 2047			2,863,437	88,767

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.923s, 2050			1,249,295	1,257,540
Ser. 03-KEY1, Class C, 5.373s, 2035			356,000	358,559
Ser. 04-KEY2, Class B, 4.947s, 2039			674,000	684,851
Ser. 05-MCP1, Class XC, IO, 0.269s, 2043			17,935,604	187,858

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.783s, 2049			403,270	411,330
Ser. 07-IQ14, Class A2, 5.61s, 2049			1,034,687	1,088,017
FRB Ser. 07-HQ12, Class A2FL, 0.545s, 2049			514,486	483,616

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			844,000	815,895

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2, Class F, 5.72855s, 2035			535,000	508,250

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			439,000	448,878

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.516s, 2036			1,144,933	446,524
FRB Ser. 06-AR4, Class A1A, 0.446s, 2036			3,076,530	1,230,612

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			236,000	241,900

Residential Accredit Loans, Inc.
Ser. 06-QS13, Class 1A5, 6s, 2036			104,024	65,535
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046			5,004,905	256,251
Ser. 06-Q07, Class X1, IO, 0.9s, 2046			3,379,311	106,448

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			903,000	934,178

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 07-4, Class 1A1, 0.516s, 2037			639,596	255,838

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			7,978,045	296,783
Ser. 06-AR3, Class 12X, IO, 1s, 2036			2,727,657	99,832
Ser. 06-AR7, Class X, IO, 0.9s, 2036			19,609,025	560,818
Ser. 06-AR4, Class 5X, IO, 0.8s, 2036			2,047,501	53,440
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			2,769,650	57,609
Ser. 06-AR8, Class X, IO, 0.4s, 2036			12,435,939	161,667

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.913s, 2045			812,524	146,254
Ser. 07-4, Class 1A4, IO, 1s, 2045			1,616,528	66,682

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.739s, 2039(F)			1,969,000	1,892,065

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C25, Class A2, 5.684s, 2043			13,680	13,680
Ser. 06-C28, Class A3, 5.679s, 2048			922,000	1,011,538
Ser. 2004-C12, Class F, 5.495s, 2041			868,000	773,822
Ser. 04-C11, Class B, 5.306s, 2041			534,000	537,948
Ser. 05-C17, Class B, 5.287s, 2042			1,009,000	890,443
Ser. 2003-C8, Class E, 5.251s, 2035			583,000	594,233
Ser. 06-C29, IO, 0.552s, 2048			43,386,351	656,002

Wachovia Bank Commercial Mortgage Trust 144A Ser. 07-C31, IO, 0.416s, 2047			65,050,731	589,522

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A1, 0.29472s, 2036			1,049,150	409,169

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class C, 4.9s, 2036			139,000	139,849

Total mortgage-backed securities (cost $130,710,412)				$126,329,773

SENIOR LOANS (6.6%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			$830,825	$822,517

General Chemical Group, Inc. bank term loan FRN Ser. B, 5s, 2018			689,834	686,959

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			466,475	459,283

Norit NV bank term loan FRN 6 3/4s, 2017 (Netherlands)			498,750	492,516

Novelis, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017			282,150	280,880

Styron Corp. bank term loan FRN 6s, 2017			365,327	332,448

				3,074,603
Capital goods (0.3%)

Husky Injection Molding Systems, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (Canada)			497,500	499,366

Reynolds Group Holdings, Inc, bank term loan FRN Ser. C, 6 1/2s, 2018			370,048	371,147

Reynolds Group Holdings, Inc, bank term loan FRN Ser. E, 6 1/2s, 2018			490,911	492,368

SRAM Corp. bank term loan FRN 8 1/2s, 2018			500,000	498,000

SRAM Corp. bank term loan FRN 4.77s, 2018			181,726	180,999

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017			663,338	666,102

				2,707,982
Communication services (0.5%)

Atlantic Broadband Finance, LLC bank term loan FRN Ser. B, 4s, 2016			560,245	553,592

Crown Castle Operating Co. bank term loan FRN Ser. B, 4s, 2019			1,000,000	999,286

Intelsat Jackson Holdings SA bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)			992,500	993,120

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5 3/4s, 2018			665,000	660,982

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4.063s, 2018			495,006	489,850

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018			497,500	495,924

				4,192,754
Consumer cyclicals (2.1%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			1,287,000	1,291,826

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			239,375	238,819

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.418s, 2015			1,000,000	898,439

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			959,980	954,880

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.55s, 2014			947,629	837,975

Cumulus Media, Inc. bank term loan FRN 5 3/4s, 2018			800,000	799,571

Federal Mogul Corp. bank term loan FRN Ser. B, 2.235s, 2014			334,481	319,596

Federal Mogul Corp. bank term loan FRN Ser. C, 2.22s, 2015			170,653	163,059

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 5 1/4s, 2016		CAD	1,691,500	1,619,467

Getty Images, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016			$735,517	737,539

Goodman Global, Inc. bank term loan FRN 9s, 2017			54,091	54,301

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			247,581	248,044

Gymboree Corp. bank term loan FRN 5s, 2018			495,000	443,555

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018			709,638	706,976

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017			853,550	852,839

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			995,000	959,346

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			671,625	651,476

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018			833,000	833,694

MGM Mirage bank term loan FRN Ser. E, 7s, 2014			1,000,000	999,444

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			689,143	687,277

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,256,000

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			672,306	663,062

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017			980,000	969,791

Realogy Corp. bank term loan FRN Ser. B, 4.691s, 2016			263,723	245,395

				17,432,371
Consumer staples (0.9%)

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			885,688	881,418

Claire's Stores, Inc. bank term loan FRN 3.069s, 2014			1,288,192	1,178,051

Dean Foods Co. bank term loan FRN Ser. A1, 3.3s, 2014			384,416	377,448

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			477,600	465,541

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			345,825	344,889

Prestige Brands, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019			1,000,000	1,003,958

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			1,492,500	1,485,485

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			971,916	950,048

Spectrum Brands, Inc. bank term loan FRN 5s, 2016			770,402	770,723

				7,457,561
Energy (0.2%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			485,233	483,240

Samson Investment Co. bank term loan FRN 8s, 2018			1,250,000	1,250,000

				1,733,240
Financials (0.4%)

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			200,765	201,267

iStar Financial, Inc. bank term loan FRN Ser. A1, 5s, 2013			615,340	613,143

Nuveen Investments, Inc. bank term loan FRN Ser. B, 6.013s, 2017			517,286	512,275

Nuveen Investments, Inc. bank term loan FRN Ser. B, 3.513s, 2014			442,714	433,417

Ocwen Financial Corp. bank term loan FRN 7s, 2016			665,000	658,350

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016			760,000	754,300

				3,172,752
Health care (1.1%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			740,589	739,663

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			997,500	1,003,734

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			595,500	593,453

Health Management Associates, Inc. bank term loan FRN Ser. B, 3.99s, 2018			1,125,000	1,112,110

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			565,725	558,653

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			746,250	718,266

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018			1,250,000	1,269,866

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			1,162,998	1,136,345

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			640,000	643,885

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018			995,000	989,610

				8,765,585
Technology (0.3%)

Epicor Software Corp. bank term loan FRN 5s, 2018			995,000	976,966

First Data Corp. bank term loan FRN 4.277s, 2018			1,000,000	876,250

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017			660,330	660,743

				2,513,959
Transportation (0.2%)

Delta Air Lines, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017			828,835	805,006

Swift Transportation Comapny, LLC bank term loan FRN 6s, 2016			817,186	819,995

				1,625,001
Utilities and power (0.2%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018			496,250	496,250

Calpine Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			397,000	393,526

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.795s, 2017			920,555	567,580

				1,457,356

Total senior loans (cost $54,745,613)				$54,133,164

PURCHASED OPTIONS OUTSTANDING (3.3%)(a)
	Expiration date/		Contract
	strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jan-13/$110.00		88,643	$471,721

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00		147,770	511,036

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00		111,210	295,129

SPDR S&P 500 ETF Trust (Put)	Oct-12/100.00		172,100	419,924

SPDR S&P 500 ETF Trust (Put)	Jul-12/117.00		88,643	297,891

SPDR S&P 500 ETF Trust (Put)	Jun-12/107.00		147,770	203,679

SPDR S&P 500 ETF Trust (Put)	May-12/103.00		111,210	81,773

SPDR S&P 500 ETF Trust (Put)	Apr-12/105.00		164,000	80,521

SPDR S&P 500 ETF Trust (Put)	Mar-12/102.00		270,996	33,839

SPDR S&P 500 ETF Trust (Put)	Feb-12/97.00		238,069	3,309

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		$3,109,944	278,287

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		3,109,944	176,769

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		3,363,000	60,702

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855 versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		3,363,000	59,290

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		1,917,000	76,412

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		1,917,000	47,810

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		2,495,000	105,514

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		2,495,000	91,492

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		3,799,000	360,259

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		3,799,000	233,373

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845 versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		3,363,000	57,104

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835 versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		3,363,000	54,884

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		1,917,000	73,862

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		1,917,000	44,628

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		2,495,000	101,996

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		2,495,000	88,049

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		3,363,000	52,530

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		2,495,000	97,679

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		2,495,000	84,206

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		1,917,000	70,776

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		1,917,000	41,216

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		8,745,000	279,053

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		1,917,000	68,092

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		1,917,000	38,091

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		3,799,000	316,951

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		3,799,000	189,456

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		8,745,000	263,137

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		24,800,000	463,264

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		1,917,000	64,565

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		1,917,000	34,391

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		42,757,600	2,926,758

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		42,757,600	295,883

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		8,745,000	246,434

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		12,663,710	1,559,156

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		12,663,710	22,541

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		10,553,092	1,441,341

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		10,553,092	1,290,854

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		10,553,092	18,468

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		10,553,092	13,297

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		4,221,237	572,949

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		4,221,237	5,234

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		10,553,092	1,461,498

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		3,188,000	96,150

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		10,553,092	11,925

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		6,598,724	916,101

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		6,598,724	7,127

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		10,478,311	1,408,285

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		10,478,311	12,260

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		3,363,000	26,870

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		3,363,000	26,870

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		3,363,000	26,870

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		3,363,000	26,870

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		3,363,000	26,870

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		1,917,000	60,980

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		1,917,000	30,135

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		15,455,000	394,412

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		15,455,000	394,412

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		15,455,000	402,757

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		8,745,000	228,245

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		3,363,000	24,180

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		3,363,000	24,180

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		3,363,000	24,180

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		3,363,000	24,180

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683		3,363,000	24,180

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		1,917,000	57,299

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		1,917,000	25,956

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		3,799,000	261,599

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		3,799,000	131,521

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096		8,745,000	207,781

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		1,917,000	52,641

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		1,917,000	21,106

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074		8,745,000	186,968

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35		3,188,000	126,149

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		3,363,000	33,361

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		3,363,000	33,361

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		3,363,000	33,361

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		3,363,000	33,361

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861		3,363,000	33,361

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475		7,471,000	292,191

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		1,917,000	47,695

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475		7,471,000	30,482

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		1,917,000	15,643

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		15,358,000	240,506

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		15,358,000	240,506

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		15,358,000	185,678

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		15,358,000	185,678

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		15,358,000	185,678

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		15,358,000	185,678

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		15,358,000	185,678

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		15,358,000	185,678

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015		3,050,000	48,861

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765		7,625,000	43,539

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		18,569,000	344,084

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		18,569,000	134,068

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		23,833,000	24,548

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		23,833,000	23,595

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		3,363,000	25,592

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		3,363,000	25,592

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		3,363,000	25,592

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		3,363,000	25,592

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869		3,363,000	25,592

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225		7,471,000	273,887

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225		7,471,000	11,655

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		3,799,000	176,426

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		3,799,000	45,512

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		14,518,848	594,692

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		14,518,848	15

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		18,569,000	271,664

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		18,569,000	60,535

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30		7,471,000	261,859

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30		7,471,000	747

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		5,456,000	161,552

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		5,456,000	382

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		34,206,000	70,464

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		34,206,000	342

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		12,624,016	501,300

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		12,624,016	13

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		26,559,841	19,920

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		26,559,841	266

Total purchased options outstanding (cost $29,431,902)				$26,861,914

COMMODITY LINKED NOTES (1.6%)(a)
			Principal amount	Value

UBS AG/Jersey Branch notes 144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Essence Index) (Jersey)			$13,564,000	$13,376,090

Total commodity Linked Notes (cost $13,564,000)				$13,376,090

FOREIGN GOVERNMENT BONDS AND NOTES (1.5%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$325,000	$287,914

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,405,000	1,400,195

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			7,915,000	7,736,675

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			240,000	221,400

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			200,000	165,000

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			525,000	523,257

Ukraine (Government of) 144A bonds 7 3/4s, 2020			260,000	227,500

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			215,000	193,468

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,700,000	1,649,000

Total foreign government bonds and notes (cost $12,622,361)				$12,404,409

ASSET-BACKED SECURITIES (1.3%)(a)
			Principal amount	Value

Countrywide Asset Backed Certificates
FRB Ser. 07-3, Class 2A2, 0.446s, 2047			$940,000	$679,293
FRB Ser. 07-1, Class 2A2, 0.376s, 2037			704,000	577,724

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF11, Class 2A3, 0.426s, 2036			2,146,738	1,105,570

Green Tree Financial Corp. Ser. 99-3, Class A8, 7.06s, 2031			638,000	556,655

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.576s, 2036			2,213,729	1,062,590
FRB Ser. 05-14, Class 2A2, 0.526s, 2035			543,485	266,308
FRB Ser. 07-3, Class A4A, 0.496s, 2047			1,400,766	553,302
FRB Ser. 06-1, Class A2, 0.496s, 2036(F)			1,496,882	620,915
FRB Ser. 06-12, Class A2A, 0.426s, 2036(F)			848,459	373,147

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1, Class 2A1, 0.326s, 2036			22,321	9,682

Long Beach Mortgage Loan Trust FRB Ser. 06-5, Class 2A3, 0.426s, 2036			4,869,807	1,753,131

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030			919,978	496,788
Ser. 01-D, Class A2, 5.26s, 2019(F)			871,706	541,313

Structured Asset Securities Corp. FRB Ser. 06-BC2, Class A3, 0.426s, 2036			3,826,504	2,161,975

Total asset-backed securities (cost $11,701,852)				$10,758,393

SHORT-TERM INVESTMENTS (35.1%)(a)
			Principal amount/shares	Value

Straight-A Funding, LLC with an effective yield of 0.188%, April 16, 2012			$7,000,000	$6,998,741

U.S. Treasury bills with effective yields ranging from 0.072% to 0.145%, April 5, 2012(SEGSF)			73,000,000	72,994,160

U.S. Treasury bills with an effective yield of 0.100%, November 15, 2012(SEGSF)			20,000,000	19,984,420

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.099%, August 23, 2012(SEG)(SEGSF)			51,000,000	50,975,469

U.S. Treasury bills with an effective yield of 0.093%, September 20, 2012(SEG)(SEGSF)			32,000,000	31,983,008

U.S. Treasury bills with effective yields ranging from 0.041% to 0.071%, July 26, 2012			30,000,000	29,988,270

U.S. Treasury bills with an effective yield of 0.221%, March 8, 2012			15,000,000	14,996,400

Putnam Money Market Liquidity Fund 0.08%(e)			60,951,680	60,951,680

Total short-term investments (cost $288,861,078)				$288,872,148

TOTAL INVESTMENTS

Total investments (cost $1,007,953,638)(b)				$1,030,806,855

FORWARD CURRENCY CONTRACTS at 1/31/12 (aggregate face value $165,114,426) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	2/15/12	$504,926	$490,994	$13,932
	British Pound	Buy	2/15/12	1,164,555	1,151,895	12,660
	Canadian Dollar	Buy	2/15/12	399,492	396,043	3,449
	Czech Koruna	Buy	2/15/12	326,926	317,659	9,267
	Czech Koruna	Sell	2/15/12	326,926	324,164	(2,762)
	Euro	Buy	2/15/12	518,392	516,518	1,874
	Hungarian Forint	Buy	2/15/12	125,768	122,280	3,488
	Hungarian Forint	Sell	2/15/12	125,768	114,865	(10,903)
	Japanese Yen	Sell	2/15/12	2,133,349	2,131,375	(1,974)
	Norwegian Krone	Sell	2/15/12	418,550	416,180	(2,370)
	South African Rand	Buy	2/15/12	405,782	389,651	16,131
	South Korean Won	Buy	2/15/12	1,676,925	1,656,139	20,786
	South Korean Won	Sell	2/15/12	1,676,925	1,637,987	(38,938)
	Swedish Krona	Sell	2/15/12	247,694	247,294	(400)
	Swiss Franc	Buy	2/15/12	1,252,800	1,236,793	16,007
	Taiwan Dollar	Buy	2/15/12	1,059,327	1,048,407	10,920
	Taiwan Dollar	Sell	2/15/12	1,059,327	1,035,925	(23,402)
	Turkish Lira	Buy	2/15/12	209,601	203,851	5,750
	Turkish Lira	Sell	2/15/12	209,600	197,971	(11,629)
Barclays Bank PLC
	Australian Dollar	Buy	2/15/12	4,451,151	4,328,879	122,272
	Brazilian Real	Buy	2/15/12	627,707	620,922	6,785
	British Pound	Sell	2/15/12	1,130,364	1,139,485	9,121
	Canadian Dollar	Sell	2/15/12	691,509	685,582	(5,927)
	Czech Koruna	Sell	2/15/12	459,623	453,724	(5,899)
	Euro	Sell	2/15/12	7,659,861	7,561,505	(98,356)
	Hungarian Forint	Buy	2/15/12	654,182	636,493	17,689
	Hungarian Forint	Sell	2/15/12	654,182	595,173	(59,009)
	Indonesian Rupiah	Sell	2/15/12	17,284	17,835	551
	Japanese Yen	Sell	2/15/12	2,267,111	2,241,266	(25,845)
	Malaysian Ringgit	Buy	2/15/12	6,405	2,823	3,582
	Mexican Peso	Sell	2/15/12	214,267	228,803	14,536
	New Zealand Dollar	Buy	2/15/12	326,087	310,619	15,468
	Norwegian Krone	Buy	2/15/12	3,667,210	3,642,008	25,202
	Polish Zloty	Buy	2/15/12	659,766	611,340	48,426
	Polish Zloty	Sell	2/15/12	659,765	644,914	(14,851)
	Singapore Dollar	Sell	2/15/12	386,212	386,799	587
	South Korean Won	Buy	2/15/12	309,292	301,565	7,727
	Swedish Krona	Buy	2/15/12	3,918,674	3,889,858	28,816
	Swiss Franc	Buy	2/15/12	337,159	332,929	4,230
	Taiwan Dollar	Sell	2/15/12	310,203	301,903	(8,300)
	Turkish Lira	Buy	2/15/12	503,109	483,687	19,422
Citibank, N.A.
	Australian Dollar	Buy	2/15/12	918,154	878,015	40,139
	Brazilian Real	Buy	2/15/12	617,497	615,901	1,596
	British Pound	Sell	2/15/12	367,439	355,846	(11,593)
	Canadian Dollar	Buy	2/15/12	896,490	889,023	7,467
	Czech Koruna	Sell	2/15/12	919,235	932,858	13,623
	Euro	Sell	2/15/12	2,146,561	2,111,221	(35,340)
	Hungarian Forint	Buy	2/15/12	777,853	706,000	71,853
	Hungarian Forint	Sell	2/15/12	777,853	756,648	(21,205)
	Japanese Yen	Sell	2/15/12	1,641,687	1,631,081	(10,606)
	Mexican Peso	Sell	2/15/12	214,259	221,723	7,464
	New Zealand Dollar	Buy	2/15/12	637,243	621,902	15,341
	Norwegian Krone	Buy	2/15/12	400,646	397,895	2,751
	Polish Zloty	Buy	2/15/12	464,859	499,640	(34,781)
	Singapore Dollar	Sell	2/15/12	772,662	773,837	1,175
	South African Rand	Sell	2/15/12	209,558	176,451	(33,107)
	South Korean Won	Buy	2/15/12	16,521	16,163	358
	South Korean Won	Sell	2/15/12	16,521	16,383	(138)
	Swedish Krona	Sell	2/15/12	1,196,309	1,192,869	(3,440)
	Taiwan Dollar	Sell	2/15/12	310,200	302,192	(8,008)
	Turkish Lira	Buy	2/15/12	503,053	510,291	(7,238)
Credit Suisse AG
	Australian Dollar	Buy	2/15/12	2,954,289	2,865,017	89,272
	Brazilian Real	Buy	2/15/12	318,901	313,485	5,416
	British Pound	Sell	2/15/12	640,025	632,921	(7,104)
	Canadian Dollar	Sell	2/15/12	2,517,688	2,514,705	(2,983)
	Chilean Peso	Buy	2/15/12	306,854	306,981	(127)
	Czech Koruna	Buy	2/15/12	315,093	302,448	12,645
	Czech Koruna	Sell	2/15/12	315,093	311,562	(3,531)
	Euro	Sell	2/15/12	1,847,664	1,844,375	(3,289)
	Hungarian Forint	Buy	2/15/12	536,899	488,793	48,106
	Hungarian Forint	Sell	2/15/12	536,899	522,194	(14,705)
	Japanese Yen	Sell	2/15/12	987,995	976,925	(11,070)
	Malaysian Ringgit	Sell	2/15/12	23,025	25,935	2,910
	Mexican Peso	Buy	2/15/12	18,339	4,087	14,252
	New Zealand Dollar	Buy	2/15/12	326,334	310,567	15,767
	Norwegian Krone	Buy	2/15/12	1,400,421	1,390,853	9,568
	Polish Zloty	Buy	2/15/12	499,706	462,999	36,707
	Polish Zloty	Sell	2/15/12	499,706	488,489	(11,217)
	Singapore Dollar	Sell	2/15/12	695,229	695,929	700
	South African Rand	Buy	2/15/12	786,578	761,674	24,904
	South Korean Won	Buy	2/15/12	309,292	316,736	(7,444)
	Swedish Krona	Sell	2/15/12	194,909	182,048	(12,861)
	Swiss Franc	Sell	2/15/12	1,190,975	1,155,941	(35,034)
	Taiwan Dollar	Sell	2/15/12	310,203	317,357	7,154
	Turkish Lira	Buy	2/15/12	503,053	516,244	(13,191)
Deutsche Bank AG
	Australian Dollar	Buy	2/15/12	1,436,436	1,397,164	39,272
	British Pound	Buy	2/15/12	769,700	761,572	8,128
	Canadian Dollar	Buy	2/15/12	376,562	376,694	(132)
	Czech Koruna	Sell	2/15/12	919,235	912,706	(6,529)
	Euro	Sell	2/15/12	4,860,306	4,803,365	(56,941)
	Hungarian Forint	Buy	2/15/12	676,995	636,081	40,914
	Hungarian Forint	Sell	2/15/12	676,994	615,615	(61,379)
	Japanese Yen	Buy	2/15/12	1,028,539	1,022,321	6,218
	New Zealand Dollar	Buy	2/15/12	326,334	310,578	15,756
	Norwegian Krone	Buy	2/15/12	246,592	224,337	22,255
	Polish Zloty	Buy	2/15/12	327,763	303,353	24,410
	Polish Zloty	Sell	2/15/12	327,763	317,700	(10,063)
	Singapore Dollar	Sell	2/15/12	386,212	386,814	602
	South Korean Won	Buy	2/15/12	1,116,440	1,106,637	9,803
	South Korean Won	Sell	2/15/12	1,116,440	1,090,299	(26,141)
	Swedish Krona	Sell	2/15/12	552,523	550,480	(2,043)
	Swiss Franc	Sell	2/15/12	1,169,570	1,170,498	928
	Taiwan Dollar	Buy	2/15/12	565,552	559,068	6,484
	Taiwan Dollar	Sell	2/15/12	565,552	552,513	(13,039)
	Turkish Lira	Buy	2/15/12	503,053	503,460	(407)
Goldman Sachs International
	Australian Dollar	Buy	2/15/12	195,165	200,061	(4,896)
	British Pound	Sell	2/15/12	167,648	173,209	5,561
	Canadian Dollar	Buy	2/15/12	48,852	52,762	(3,910)
	Euro	Sell	2/15/12	1,806,329	1,778,897	(27,432)
	Hungarian Forint	Buy	2/15/12	455,308	442,992	12,316
	Hungarian Forint	Sell	2/15/12	455,308	414,479	(40,829)
	Japanese Yen	Sell	2/15/12	878,185	875,019	(3,166)
	Norwegian Krone	Sell	2/15/12	998,838	991,502	(7,336)
	Polish Zloty	Buy	2/15/12	176,926	172,937	3,989
	Polish Zloty	Sell	2/15/12	176,926	164,197	(12,729)
	Singapore Dollar	Sell	2/15/12	309,017	308,968	(49)
	South African Rand	Buy	2/15/12	520,221	498,752	21,469
	South Korean Won	Buy	2/15/12	309,292	308,822	470
	Swedish Krona	Sell	2/15/12	43,045	42,915	(130)
	Taiwan Dollar	Sell	2/15/12	310,203	309,386	(817)
	Turkish Lira	Buy	2/15/12	503,053	504,557	(1,504)
HSBC Bank USA, National Association
	Australian Dollar	Sell	2/15/12	877,021	848,253	(28,768)
	British Pound	Sell	2/15/12	1,064,502	1,053,389	(11,113)
	Canadian Dollar	Sell	2/15/12	1,050,025	1,041,494	(8,531)
	Euro	Buy	2/15/12	186,794	223,732	(36,938)
	Japanese Yen	Buy	2/15/12	418,565	416,061	2,504
	New Zealand Dollar	Buy	2/15/12	311,238	311,303	(65)
	Norwegian Krone	Sell	2/15/12	509,436	506,736	(2,700)
	Singapore Dollar	Sell	2/15/12	386,212	386,810	598
	South Korean Won	Buy	2/15/12	309,292	269,665	39,627
	Swedish Krona	Buy	2/15/12	13,075	(6,189)	19,264
	Taiwan Dollar	Buy	2/15/12	316,234	313,184	3,050
	Taiwan Dollar	Sell	2/15/12	316,234	308,790	(7,444)
	Turkish Lira	Buy	2/15/12	503,053	504,613	(1,560)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	2/15/12	1,769,414	1,732,813	36,601
	Brazilian Real	Buy	2/15/12	308,806	308,139	667
	British Pound	Buy	2/15/12	194,119	191,768	2,351
	Canadian Dollar	Buy	2/15/12	167,992	181,806	(13,814)
	Czech Koruna	Sell	2/15/12	459,617	455,280	(4,337)
	Euro	Sell	2/15/12	2,294,243	2,283,820	(10,423)
	Hungarian Forint	Buy	2/15/12	899,449	818,395	81,054
	Hungarian Forint	Sell	2/15/12	899,449	875,117	(24,332)
	Japanese Yen	Sell	2/15/12	1,050,806	1,032,525	(18,281)
	Malaysian Ringgit	Buy	2/15/12	6,405	2,923	3,482
	Mexican Peso	Buy	2/15/12	785,375	764,571	20,804
	Mexican Peso	Sell	2/15/12	766,461	767,771	1,310
	New Zealand Dollar	Buy	2/15/12	326,087	310,607	15,480
	Norwegian Krone	Sell	2/15/12	974,221	968,971	(5,250)
	Polish Zloty	Buy	2/15/12	381,333	372,779	8,554
	Polish Zloty	Sell	2/15/12	381,333	354,243	(27,090)
	Singapore Dollar	Sell	2/15/12	695,229	696,022	793
	South African Rand	Buy	2/15/12	1,068,235	1,048,697	19,538
	South Korean Won	Buy	2/15/12	857,581	837,646	19,935
	South Korean Won	Sell	2/15/12	857,581	851,928	(5,653)
	Swedish Krona	Sell	2/15/12	452,403	460,047	7,644
	Swiss Franc	Sell	2/15/12	1,181,522	1,143,421	(38,101)
	Taiwan Dollar	Sell	2/15/12	310,203	311,272	1,069
	Turkish Lira	Buy	2/15/12	1,006,106	1,012,005	(5,899)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	2/15/12	3,009,732	2,924,473	85,259
	Brazilian Real	Buy	2/15/12	627,707	623,442	4,265
	British Pound	Sell	2/15/12	2,080,317	2,032,451	(47,866)
	Canadian Dollar	Sell	2/15/12	243,863	225,333	(18,530)
	Czech Koruna	Sell	2/15/12	459,617	462,662	3,045
	Euro	Sell	2/15/12	319,956	285,800	(34,156)
	Hungarian Forint	Buy	2/15/12	354,631	322,990	31,641
	Hungarian Forint	Sell	2/15/12	354,631	327,720	(26,911)
	Indonesian Rupiah	Buy	2/15/12	1,964	4,098	(2,134)
	Japanese Yen	Buy	2/15/12	2,568	8,364	(5,796)
	Malaysian Ringgit	Buy	2/15/12	10,215	3,652	6,563
	Mexican Peso	Sell	2/15/12	211,692	227,274	15,582
	New Zealand Dollar	Buy	2/15/12	326,169	310,571	15,598
	Norwegian Krone	Buy	2/15/12	1,432,823	1,423,998	8,825
	Polish Zloty	Buy	2/15/12	310,618	303,703	6,915
	Polish Zloty	Sell	2/15/12	310,618	288,826	(21,792)
	Singapore Dollar	Sell	2/15/12	308,938	309,279	341
	South African Rand	Sell	2/15/12	396,645	361,133	(35,512)
	South Korean Won	Buy	2/15/12	539,374	536,387	2,987
	South Korean Won	Sell	2/15/12	539,374	526,653	(12,721)
	Swedish Krona	Buy	2/15/12	192,514	174,033	18,481
	Swiss Franc	Sell	2/15/12	512,855	506,655	(6,200)
	Taiwan Dollar	Buy	2/15/12	1,369,395	1,338,266	31,129
	Taiwan Dollar	Sell	2/15/12	1,369,395	1,353,423	(15,972)
	Turkish Lira	Buy	2/15/12	326,544	309,138	17,406
	Turkish Lira	Sell	2/15/12	326,544	309,397	(17,147)
State Street Bank and Trust Co.
	Australian Dollar	Buy	2/15/12	2,750,007	2,665,287	84,720
	Brazilian Real	Buy	2/15/12	318,901	314,738	4,163
	British Pound	Sell	2/15/12	863,765	854,370	(9,395)
	Canadian Dollar	Buy	2/15/12	421,027	437,229	(16,202)
	Chilean Peso	Buy	2/15/12	306,854	306,949	(95)
	Czech Koruna	Sell	2/15/12	459,617	461,670	2,053
	Euro	Buy	2/15/12	7,222,439	7,206,235	16,204
	Hungarian Forint	Buy	2/15/12	941,231	893,789	47,442
	Hungarian Forint	Sell	2/15/12	941,231	856,274	(84,957)
	Indonesian Rupiah	Buy	2/15/12	15,320	12,521	2,799
	Japanese Yen	Sell	2/15/12	356,977	354,482	(2,495)
	Mexican Peso	Sell	2/15/12	190,809	221,169	30,360
	New Zealand Dollar	Buy	2/15/12	326,169	310,599	15,570
	Norwegian Krone	Buy	2/15/12	997,441	986,302	11,139
	Polish Zloty	Buy	2/15/12	464,890	457,203	7,687
	Singapore Dollar	Sell	2/15/12	695,229	695,976	747
	South African Rand	Buy	2/15/12	765,089	749,718	15,371
	South Korean Won	Buy	2/15/12	309,292	308,014	1,278
	Swedish Krona	Sell	2/15/12	734,637	734,304	(333)
	Swiss Franc	Sell	2/15/12	1,173,264	1,135,185	(38,079)
	Taiwan Dollar	Sell	2/15/12	310,203	304,913	(5,290)
	Turkish Lira	Buy	2/15/12	44,814	43,555	1,259
	Turkish Lira	Sell	2/15/12	44,814	42,255	(2,559)
Westpac Banking Corp.
	Australian Dollar	Sell	2/15/12	468,671	454,440	(14,231)
	British Pound	Sell	2/15/12	545,171	546,648	1,477
	Canadian Dollar	Buy	2/15/12	58,523	58,066	457
	Euro	Sell	2/15/12	1,878,012	1,847,211	(30,801)
	Japanese Yen	Buy	2/15/12	2,436,241	2,423,542	12,699
	New Zealand Dollar	Buy	2/15/12	637,573	621,811	15,762
	Norwegian Krone	Sell	2/15/12	35,298	35,055	(243)
	Swedish Krona	Buy	2/15/12	106,027	105,771	256

Total						$312,461

FUTURES CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	17	$2,281,530	Mar-12	$36,884
Euro STOXX 50 Index (Short)	831	26,305,139	Mar-12	(1,641,174)
Euro-Bund 10 yr (Short)	30	5,482,821	Mar-12	(85,108)
Euro-Swiss Franc 3 Month (Short)	38	10,329,766	Dec-12	(158,825)
Euro-Swiss Franc 3 Month (Short)	38	10,322,542	Jun-12	(114,923)
Euro-Swiss Franc 3 Month (Short)	38	10,316,350	Mar-12	(84,653)
Japanese Government Bond 10 yr (Long)	19	35,544,608	Mar-12	56,041
Japanese Government Bond 10 yr Mini (Short)	10	1,870,638	Mar-12	(11,073)
NASDAQ 100 Index E-Mini (Short)	448	22,079,680	Mar-12	(1,100,629)
S&P 500 Index E-Mini (Long)	644	42,124,040	Mar-12	517,464
S&P Mid Cap 400 Index E-Mini (Long)	376	35,152,240	Mar-12	1,758,928
U.K. Gilt 10 yr (Short)	182	33,626,800	Mar-12	(283,216)
U.S. Treasury Bond 30 yr (Long)	145	21,088,438	Mar-12	368,842
U.S. Treasury Note 10 yr (Short)	10	1,322,500	Mar-12	(7,519)

Total				$(748,962)

WRITTEN OPTIONS OUTSTANDING at 1/31/12 (premiums received $51,096,804) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

SPDR S&P 500 ETF Trust (Call)	1,542,835	Feb-12/$136.00	$323,343
SPDR S&P 500 ETF Trust (Put)	88,643	Jan-13/95.00	246,905
SPDR S&P 500 ETF Trust (Put)	147,770	Dec-12/85.00	236,841
SPDR S&P 500 ETF Trust (Put)	111,210	Nov-12/85.00	152,135
SPDR S&P 500 ETF Trust (Put)	88,643	Jul-12/105.00	150,035
SPDR S&P 500 ETF Trust (Put)	147,770	Jun-12/95.00	95,678
SPDR S&P 500 ETF Trust (Put)	111,210	May-12/90.00	31,606
SPDR S&P 500 ETF Trust (Put)	270,996	Mar-12/90.00	9,927
SPDR S&P 500 ETF Trust (Put)	238,069	Feb-12/85.00	1,007
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	$6,180,300	Aug-15/4.375	322,111
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	6,180,300	Aug-15/4.375	2,036,934
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	6,180,300	Aug-15/4.46	302,791
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	6,180,300	Aug-15/4.46	2,124,039
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.	3,050,000	Oct-16/2.7975	105,256
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.	7,625,000	Oct-16/2.5625	219,981
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	14,288,761	Aug-16/3.625	747,302
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	14,288,761	Aug-16/3.625	1,388,868
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.	24,328,403	Aug-16/5.35	525,566
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	24,328,403	Aug-16/4.35	3,429,672
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	10,549,616	Aug-16/4.17	190,948
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	16,863,030	Aug-16/4.28	606,142
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	10,549,616	Aug-16/4.17	834,253
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	16,863,030	Aug-16/4.28	2,299,308
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	6,736,016	Aug-16/4.68	202,754
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	6,736,016	Aug-16/4.68	1,099,991
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	5,613,347	Jul-16/4.67	169,523
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	5,613,347	Jul-16/4.67	912,730
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	5,613,347	Jul-16/4.80	159,419
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	5,613,347	Jul-16/4.80	963,250
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,245,339	Jul-16/4.80	63,543
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,245,339	Jul-16/4.80	385,525
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	5,613,347	Jul-16/4.815	157,735
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	5,613,347	Jul-16/4.815	969,425
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	3,509,959	Jul-16/4.79	95,022
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	3,509,959	Jul-16/4.79	612,365
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	5,573,570	Jul-16/4.74	154,589
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	5,573,570	Jul-16/4.74	953,928
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	4,145,824	Jun-16/4.815	106,830
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	4,145,824	Jun-16/4.815	736,750
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	7,402,572	Jun-16/5.12	78,060
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	7,284,320	Jun-16/4.89	88,140
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	7,238,070	Jun-16/4.575	97,960
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	7,402,572	Jun-16/4.12	583,004
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	7,284,320	Jun-16/4.39	646,920
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	7,238,070	Jun-16/4.575	703,685
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	27,400,500	Sep-15/4.04	855,115
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	27,400,500	Sep-15/4.04	3,594,124
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	1,726,280	Feb-15/5.36	20,025
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	1,726,280	Feb-15/5.36	407,466
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	3,955,380	Feb-15/5.27	43,541
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	3,955,380	Feb-15/5.27	923,937
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	4,162,255	Aug-14/4.20	72,007
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	4,162,255	Aug-14/4.20	645,770
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	3,468,546	Jul-14/4.19	60,006
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	3,468,546	Jul-14/4.19	536,428
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	1,387,418	Jul-14/4.34	21,505
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	3,468,546	Jul-14/4.35	53,416
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	1,387,418	Jul-14/4.34	230,389
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	3,468,546	Jul-14/4.35	578,664
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	3,468,554	Jul-14/4.3725	52,375
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	3,468,554	Jul-14/4.3725	585,908
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	2,168,841	Jul-14/4.36	30,513
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	2,168,841	Jul-14/4.36	370,288
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	3,443,967	Jul-14/4.29	50,867
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	3,443,967	Jul-14/4.29	569,457
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.3625% versus the three month USD-LIBOR-BBA maturing January 2023.	1,884,000	Jan-13/2.3625	79,166
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 2022.	1,884,000	Dec-12/2.355	78,487
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.345% versus the three month USD-LIBOR-BBA maturing December 2022.	1,884,000	Dec-12/2.345	77,263
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.335% versus the three month USD-LIBOR-BBA maturing November 2022.	1,884,000	Nov-12/2.335	76,001
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.32% versus the three month USD-LIBOR-BBA maturing November 2022.	1,884,000	Nov-12/2.32	74,456
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.	6,727,000	Oct-12/2.443	316,707
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.	6,727,000	Sep-12/2.419	305,540
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.	17,103,000	Aug-12/2.4475	811,879
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	33,161,500	Aug-12/2.855	182,388
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	33,161,500	Aug-12/2.855	2,602,515
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 2022.	42,757,600	Aug-12/2.73	295,883
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	42,757,600	Aug-12/2.73	2,926,758
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.	6,727,000	Aug-12/2.394	294,037
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.	1,812,000	Jul-12/2.6825	117,925
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,614,000	Jul-12/2.1714	47,242
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,614,000	Jul-12/2.1714	47,242
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,614,000	Jul-12/2.1714	47,242
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,614,000	Jul-12/2.1714	47,242
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,614,000	Jul-12/2.1714	47,242
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	12,766,000	Jul-12/2.6075	756,386
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	12,766,000	Jul-12/2.6075	756,386
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.	12,766,000	Jul-12/2.61875	767,237
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.	6,727,000	Jul-12/2.372	281,659
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	1,581,000	Jun-12/2.183	46,213
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	1,581,000	Jun-12/2.183	46,213
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	1,581,000	Jun-12/2.183	46,213
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	1,581,000	Jun-12/2.183	46,213
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	1,581,000	Jun-12/2.183	46,213
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.	6,727,000	Jun-12/2.346	267,936
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.	6,727,000	May-12/2.324	254,482
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.	2,493,000	Apr-12/2.60	149,381
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	2,388,000	Apr-12/2.111	53,873
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	2,388,000	Apr-12/2.111	53,873
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	2,388,000	Apr-12/2.111	53,873
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	2,388,000	Apr-12/2.111	53,873
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	2,388,000	Apr-12/2.111	53,873
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.498	631,500
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.498	631,500
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.	2,391,100	Apr-12/4.8675	2
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.4275	558,767
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.4275	558,767
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.4275	558,767
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.4275	558,767
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.4275	558,767
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.4275	558,767
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.	2,391,100	Apr-12/4.8675	643,660
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	2,321,000	Mar-12/2.119	48,880
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	2,321,000	Mar-12/2.119	48,880
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	2,321,000	Mar-12/2.119	48,880
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	2,321,000	Mar-12/2.119	48,880
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	2,321,000	Mar-12/2.119	48,880
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	11,141,576	May-16/5.11	117,343
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	10,969,952	May-16/4.86	131,639
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	10,915,355	May-16/4.60	145,196
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	11,141,576	May-16/4.11	873,956
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	10,969,952	May-16/4.36	962,394
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	10,915,355	May-16/4.60	1,069,705
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	21,482,482	May-16/4.765	261,786
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	21,482,482	May-16/4.765	2,255,661
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	9,302,123	May-16/4.7575	118,137
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	14,205,307	May-16/4.745	178,987
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	35,513,269	May-16/4.77	447,467
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	9,302,123	May-16/4.7575	963,923
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	14,205,307	May-16/4.745	1,464,723
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	35,513,269	May-16/4.77	3,696,898

Total			$66,424,188

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$9,521,000		$—	1/12/22	3 month USD-LIBOR-BBA	2.13057%	$204,726
		95,179,000		—	1/13/14	0.6075%	3 month USD-LIBOR-BBA	(166,514)
		9,582,000		—	1/13/17	1.158%	3 month USD-LIBOR-BBA	(84,080)
		2,054,600		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	32,721
		11,890,100		—	1/13/22	3 month USD-LIBOR-BBA	2.05%	165,638
		46,103,200		—	1/13/17	1.1642%	3 month USD-LIBOR-BBA	(418,517)
		5,572,000		—	1/24/22	3 month USD-LIBOR-BBA	2.16%	130,526
		6,056,000		—	1/25/22	3 month USD-LIBOR-BBA	2.1825%	154,155
		1,037,000	(E)	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	30,633
		11,974,320		710,676	1/19/22	4.72%	3 month USD-LIBOR-BBA	(2,430,072)
		28,317,000		—	1/9/22	3 month USD-LIBOR-BBA	2.11%	559,750
		2,935,000		—	1/9/17	3 month USD-LIBOR-BBA	1.253%	39,926
		626,000		—	1/9/42	2.723%	3 month USD-LIBOR-BBA	(13,191)
	CAD	6,330,000		—	1/23/17	1.6325%	3 month CAD-BA-CDOR	(52,752)
	Barclays Bank PLC
		$91,373,000		—	1/5/17	1.2685%	3 month USD-LIBOR-BBA	(1,327,582)
		57,206,000		—	1/11/14	0.6575%	3 month USD-LIBOR-BBA	(157,125)
		216,306,000		—	1/12/14	0.655%	3 month USD-LIBOR-BBA	(582,674)
		3,263,000		—	1/12/17	3 month USD-LIBOR-BBA	1.226%	39,630
		3,611,000		—	1/13/22	2.074%	3 month USD-LIBOR-BBA	(58,364)
		187,000		—	1/13/22	2.05125%	3 month USD-LIBOR-BBA	(2,626)
		628,000		—	1/13/14	3 month USD-LIBOR-BBA	0.608%	1,105
		23,039,000		—	1/13/14	0.61%	3 month USD-LIBOR-BBA	(41,487)
		15,032,000		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(133,420)
		5,945,000		—	1/13/22	3 month USD-LIBOR-BBA	2.05%	82,818
		132,000		—	1/17/22	3 month USD-LIBOR-BBA	2.06%	1,921
		95,000		—	1/17/14	0.58%	3 month USD-LIBOR-BBA	(115)
		1,370,000		—	1/17/22	3 month USD-LIBOR-BBA	1.9975%	11,961
		1,443,000		—	1/17/14	0.58375%	3 month USD-LIBOR-BBA	(1,848)
		43,242,000		—	1/19/22	1.9955%	3 month USD-LIBOR-BBA	(365,486)
		12,555,000		(21,971)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	(44,250)
		12,936,000		—	1/19/42	2.6192%	3 month USD-LIBOR-BBA	21,732
		4,415,000		—	1/19/22	1.992%	3 month USD-LIBOR-BBA	(35,854)
		6,514,000		—	1/20/22	3 month USD-LIBOR-BBA	1.993%	53,102
		3,266,000		—	1/20/42	2.631%	3 month USD-LIBOR-BBA	(1,861)
		224,000		—	1/24/14	3 month USD-LIBOR-BBA	0.5875%	302
		68,000		—	1/24/22	2.1375%	3 month USD-LIBOR-BBA	(1,451)
		4,888,000		—	1/24/14	3 month USD-LIBOR-BBA	0.591%	6,942
		1,976,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(55,111)
		12,552,000		—	1/27/22	2.082125%	3 month USD-LIBOR-BBA	(200,381)
		6,323,000		—	1/30/22	2.062%	3 month USD-LIBOR-BBA	(87,741)
		151,000		—	1/30/22	3 month USD-LIBOR-BBA	2.061%	2,082
		3,427,000		—	1/31/22	2.01%	3 month USD-LIBOR-BBA	(31,030)
		41,631,000		—	2/1/14	3 month USD-LIBOR-BBA	0.5325%	11,657
		34,234,000		—	2/1/17	1.031%	3 month USD-LIBOR-BBA	(59,910)
		6,298,000		—	2/1/22	1.976%	3 month USD-LIBOR-BBA	(36,151)
		3,125,000		—	2/1/42	3 month USD-LIBOR-BBA	2.7075%	51,156
		22,813,000		—	2/2/17	1.035%	3 month USD-LIBOR-BBA	(44,276)
		6,496,000		—	2/2/22	1.965%	3 month USD-LIBOR-BBA	(30,891)
		5,113,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(1,066)
		18,558,000		—	2/2/14	0.515%	3 month USD-LIBOR-BBA	1,096
		9,767,000		—	2/2/22	1.92833%	3 month USD-LIBOR-BBA	(12,518)
		437,000		—	2/2/22	3 month USD-LIBOR-BBA	1.9125%	(95)
		2,826,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	121,207
	AUD	13,980,000		—	1/27/17	4.43%	6 month AUD-BBR-BBSW	(163,090)
	AUD	6,080,000		—	1/27/22	6 month AUD-BBR-BBSW	4.81%	134,007
	AUD	1,510,000		—	2/1/22	4.609%	6 month AUD-BBR-BBSW	(7,298)
	GBP	3,350,000		—	1/23/22	2.4275%	6 month GBP-LIBOR-BBA	(85,100)
	GBP	2,450,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(304,090)
	GBP	1,086,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(238,602)
	GBP	3,700,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	532,438
	Citibank, N.A.
		$21,229,000		—	1/12/14	0.6565%	3 month USD-LIBOR-BBA	(57,839)
		290,000		—	1/12/17	3 month USD-LIBOR-BBA	1.2264%	3,528
		39,723,000		—	1/19/22	3 month USD-LIBOR-BBA	2.021%	430,224
		2,819,000		—	1/19/42	3 month USD-LIBOR-BBA	2.6455%	11,103
		1,121,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	10,190
		2,826,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	121,207
		10,510,000		228,747	1/17/22	2.4475%	3 month USD-LIBOR-BBA	(303,748)
		2,436,000		—	1/10/17	3 month USD-LIBOR-BBA	1.216%	28,584
	Credit Suisse International
		36,371,000		—	1/5/14	0.73%	3 month USD-LIBOR-BBA	(152,771)
		13,821,000		—	1/5/17	3 month USD-LIBOR-BBA	1.26875%	201,088
		7,073,000		—	1/6/17	3 month USD-LIBOR-BBA	1.2753%	104,857
		42,308,000		—	1/12/14	0.6525%	3 month USD-LIBOR-BBA	(111,796)
		80,617,000		—	1/13/14	0.617%	3 month USD-LIBOR-BBA	(156,738)
		1,108,000		—	1/13/17	3 month USD-LIBOR-BBA	1.1795%	10,887
		2,917,600		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	46,465
		22,295,800		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(41,292)
		37,308,700		—	1/13/17	1.164104%	3 month USD-LIBOR-BBA	(338,680)
		28,409,000		—	1/17/42	3 month USD-LIBOR-BBA	2.688%	372,416
		12,008,000		—	1/17/22	3 month USD-LIBOR-BBA	2.0505%	164,163
		34,985,000		—	1/20/14	3 month USD-LIBOR-BBA	0.583%	44,818
		692,000		—	1/20/42	3 month USD-LIBOR-BBA	2.673%	6,747
		2,978,000		—	1/23/17	1.165%	3 month USD-LIBOR-BBA	(25,904)
		1,145,000		—	1/23/42	3 month USD-LIBOR-BBA	2.765%	33,427
		3,811,000		—	1/23/22	2.09875%	3 month USD-LIBOR-BBA	(67,707)
		18,587,000		—	1/27/14	0.550278%	3 month USD-LIBOR-BBA	(11,409)
		5,477,000		—	1/27/14	3 month USD-LIBOR-BBA	0.56%	4,409
		18,434,000		—	1/30/14	0.533%	3 month USD-LIBOR-BBA	(5,034)
		2,826,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	121,207
		28,729,000		—	1/30/17	1.075%	3 month USD-LIBOR-BBA	(115,466)
		980,000		—	1/30/22	3 month USD-LIBOR-BBA	2.0725%	14,560
		556,000		—	1/30/42	3 month USD-LIBOR-BBA	2.81%	21,377
		31,033,000		—	1/30/17	1.056%	3 month USD-LIBOR-BBA	(95,849)
		10,963,000		—	1/31/17	1.04%	3 month USD-LIBOR-BBA	(24,828)
		25,542,000		—	2/1/17	1.04%	3 month USD-LIBOR-BBA	(55,937)
		5,113,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(1,066)
		1,471,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	51,941
	CHF	1,520,000		—	1/23/22	6 month CHF-LIBOR-BBA	1.1225%	9,543
	CHF	1,520,000		—	1/25/22	6 month CHF-LIBOR-BBA	1.1775%	18,512
	GBP	2,451,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	277,966
	SEK	12,160,000		—	1/23/22	2.30%	3 month SEK-STIBOR-SIDE	4,272
	SEK	12,160,000		—	1/25/22	2.4275%	3 month SEK-STIBOR-SIDE	(16,050)
	Deutsche Bank AG
		$50,822,000		—	1/6/14	0.7245%	3 month USD-LIBOR-BBA	(207,986)
		19,278,000		—	1/6/17	3 month USD-LIBOR-BBA	1.257%	268,393
		14,041,000		—	1/6/17	3 month USD-LIBOR-BBA	1.255%	194,199
		5,543,000		—	1/6/14	3 month USD-LIBOR-BBA	0.7225%	22,455
		212,118,000		—	1/13/14	3 month USD-LIBOR-BBA	0.618%	416,756
		5,064,000		—	1/13/17	3 month USD-LIBOR-BBA	1.178%	49,398
		24,773,100		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(45,879)
		36,611,400		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(324,953)
		14,862,600		—	1/13/22	3 month USD-LIBOR-BBA	2.05375%	212,277
		17,545,000		—	1/19/14	0.5625%	3 month USD-LIBOR-BBA	(15,342)
		4,702,000		—	1/19/17	1.102%	3 month USD-LIBOR-BBA	(27,198)
		9,456,000		—	1/20/17	1.10%	3 month USD-LIBOR-BBA	(53,417)
		48,641,000		—	1/20/22	2.02%	3 month USD-LIBOR-BBA	(519,007)
		32,880,000		—	1/20/42	3 month USD-LIBOR-BBA	2.656%	201,373
		17,392,000		—	1/20/17	3 month USD-LIBOR-BBA	1.1225%	117,499
		6,892,000		—	1/23/22	2.0475%	3 month USD-LIBOR-BBA	(89,559)
		87,546,000		—	1/23/17	3 month USD-LIBOR-BBA	1.15641%	724,590
		20,946,000		—	1/24/17	3 month USD-LIBOR-BBA	1.19233%	209,191
		22,056,000		—	1/30/14	0.53125%	3 month USD-LIBOR-BBA	(5,603)
		5,113,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(1,066)
		567,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	4,774
		2,826,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	121,207
		2,295,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	113,281
		26,559,841		(50,132)	1/5/14	0.545%	3 month USD-LIBOR-BBA	(64,122)
		23,829,000		—	1/3/14	0.773%	3 month USD-LIBOR-BBA	(120,651)
		50,342,000		—	1/5/17	3 month USD-LIBOR-BBA	1.2699%	735,007
	EUR	9,060,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(1,181,868)
	Goldman Sachs International
		$16,833,000		—	1/5/17	1.285%	3 month USD-LIBOR-BBA	(258,238)
		19,035,000		—	1/6/17	1.2568%	3 month USD-LIBOR-BBA	(264,817)
		96,785,000		—	1/12/14	3 month USD-LIBOR-BBA	0.6565%	263,695
		6,487,000		—	1/12/17	1.2185%	3 month USD-LIBOR-BBA	(76,359)
		64,738,200		—	1/13/17	1.164785%	3 month USD-LIBOR-BBA	(589,644)
		11,916,000		(20,704)	1/4/14	0.61%	3 month USD-LIBOR-BBA	(42,458)
		2,826,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	121,207
		37,376,000		—	1/27/17	1.0825%	3 month USD-LIBOR-BBA	(167,556)
		8,656,000		—	1/27/17	3 month USD-LIBOR-BBA	1.11%	50,517
		25,950,000		—	1/30/42	2.8019%	3 month USD-LIBOR-BBA	(952,809)
		28,425,000		—	1/30/22	3 month USD-LIBOR-BBA	2.052%	367,998
		204,333,000	(F)	—	2/1/17	3 month USD-LIBOR-BBA	1.041%	468,740
		2,131,000		—	2/2/42	2.69%	3 month USD-LIBOR-BBA	(27,730)
		5,860,000		—	2/2/17	3 month USD-LIBOR-BBA	0.98875%	(2,045)
		657,000		—	2/2/42	2.64%	3 month USD-LIBOR-BBA	(1,316)
		2,295,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	113,281
		3,188,000		(36,024)	1/27/22	3 month USD-LIBOR-BBA	2.27%	70,662
		2,383,000		50,372	1/27/22	2.52%	3 month USD-LIBOR-BBA	(84,846)
		56,192,000	(E)	—	2/7/17	1.35%	3 month USD-LIBOR-BBA	(964,255)
	EUR	9,100,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	386,660
	GBP	2,102,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	115,402
	GBP	1,086,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	100,985
	GBP	1,986,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(93,980)
	GBP	1,908,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(217,980)
	GBP	1,908,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(199,760)
	JPMorgan Chase Bank, N.A.
		$12,320,000		—	1/11/17	1.2125%	3 month USD-LIBOR-BBA	(141,988)
		68,068,000		—	1/11/17	3 month USD-LIBOR-BBA	1.187%	699,114
		74,714,000		—	1/13/14	3 month USD-LIBOR-BBA	0.613%	139,135
		24,000		—	1/13/17	3 month USD-LIBOR-BBA	1.1673%	222
		49,546,200		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(91,759)
		57,532,200		—	1/13/17	1.168249%	3 month USD-LIBOR-BBA	(533,891)
		52,778,000		—	1/17/14	0.587%	3 month USD-LIBOR-BBA	(70,830)
		8,574,000		—	1/17/17	1.115%	3 month USD-LIBOR-BBA	(55,623)
		77,000		—	1/19/22	1.99%	3 month USD-LIBOR-BBA	(611)
		53,000		—	1/19/14	0.56%	3 month USD-LIBOR-BBA	(43)
		835,000		—	1/20/17	1.117%	3 month USD-LIBOR-BBA	(5,414)
		84,426,000		—	1/20/22	3 month USD-LIBOR-BBA	2.0075%	802,582
		5,386,000		—	1/20/42	2.6455%	3 month USD-LIBOR-BBA	(20,905)
		15,336,000		—	1/20/22	3 month USD-LIBOR-BBA	2.029%	176,409
		2,199,000		—	1/23/42	3 month USD-LIBOR-BBA	2.688%	28,075
		42,877,000		—	1/23/14	3 month USD-LIBOR-BBA	0.59%	60,491
		25,987,000		—	1/23/22	3 month USD-LIBOR-BBA	2.097184%	458,040
		14,728,000		—	1/25/17	3 month USD-LIBOR-BBA	1.2255%	170,482
		6,565,000		—	1/27/22	3 month USD-LIBOR-BBA	2.10%	115,781
		2,826,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	121,207
		10,510,000		225,501	1/17/22	2.453%	3 month USD-LIBOR-BBA	(312,376)
		1,940,000		—	2/1/14	3 month USD-LIBOR-BBA	0.54125%	892
		1,640,000		—	2/1/22	1.95125%	3 month USD-LIBOR-BBA	(5,625)
		7,817,000		—	2/1/22	1.956%	3 month USD-LIBOR-BBA	(30,330)
		949,000		—	2/2/14	0.5175%	3 month USD-LIBOR-BBA	9
		1,698,000		—	2/2/22	1.92875%	3 month USD-LIBOR-BBA	(2,244)
		400,000		—	2/2/42	2.6675%	3 month USD-LIBOR-BBA	(3,223)
		5,113,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(1,066)
		7,471,000		(143,070)	1/19/22	3 month USD-LIBOR-BBA	2.2775%	116,369
		19,957,200		1,151,531	1/17/22	4.80%	3 month USD-LIBOR-BBA	(4,235,325)
	CAD	1,460,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(33,941)
	CAD	3,210,000		—	1/24/22	2.3825%	3 month CAD-BA-CDOR	(50,328)
	EUR	6,000,000		—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	116,963
	EUR	14,690,000		—	12/16/13	0.52%	1 month EUR-EONIA-OIS-COMPOUND	(59,781)
	JPY	24,900,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	10,150
	JPY	33,500,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(3,538)
	UBS AG
	CHF	25,006,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(396,174)

	Total							$(8,544,002)
(E)	See Interest rate swap contracts note regarding extended effective dates.

(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (”ASC 820”) based on the securities' valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	208,670	$—	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of common stocks	$(838,878)
Barclays Bank PLC
	$690,725	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(459)
	162,008	228	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,784)
	2,188,529	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,418)
	79,384	347	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,178)
	4,952,804	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,524)
	3,192,498	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,121)
	2,459,600	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	667
	12,702,433	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(37,249)
	807,220	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	219
	11,080,846	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(32,494)
	8,097,226	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,196
	3,248,388	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	14,418
	379,942	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,271)
	2,180,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(41,348)
	12,072,052	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(224,431)
	6,830,880	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	54,152
	1,113,098	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	8,824
	3,085,196	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(60,413)
	779,260	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,487)
	4,036,101	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,095
	12,539,421	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(36,771)
	7,706,734	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	34,207
	4,676,937	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,715)
	9,891,168	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	15,577
	932,358	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,905
	8,639,769	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	13,607
	5,656,521	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(105,160)
	1,845,388	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,906
	19,453,200	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,276
	4,750,491	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,288
	605,194	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(402)
	1,963,318	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,305)
	1,423,568	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(946)
	509,314	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,520
	8,298,428	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	57,352
	7,185,111	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(145,193)
Citibank, N.A.
	1,964,774	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	533
	6,696,017	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(127,944)
	960,592	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	261
baskets	666	—	4/11/12	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL1) of common stocks	864,186
baskets	327,011	—	10/29/12	(3 month USD-LIBOR-BBA minus 1.6%)	A basket (CGPUTSB9) of common stocks	(1,966,539)
units	14,852	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	(939,929)
units	620	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	(39,101)
units	217	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 1000 Total Return Index	(13,733)
Credit Suisse International
	$1,614,440	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	438
	4,496,193	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(85,911)
	3,036,988	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(58,029)
	2,199,538	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(42,028)
shares	79,600	—	3/13/12	(1 month USD-LIBOR minus 1.00%)	iShares iBoxx H/Y Corp Bond ETF	121,516
shares	79,600	—	3/13/12	(1 month USD-LIBOR minus 1.00%)	SPDR Barclays Capital High ETF	70,167
Deutsche Bank AG
	$7,126,558	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	68,918
	2,724,331	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	42,256
Goldman Sachs International
	1,240,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	11,153
	930,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	7,441
	241,359	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,726)
	2,405,227	15,784	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(30,505)
	2,132,676	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	578
	241,359	(2,187)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,003
	801,131	2,754	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,526)
	657,754	7,605	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,842)
	2,214,654	46,369	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	0
	2,206,940	(53,794)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,828)
	2,724,331	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(42,256)
EUR	5,855,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(82,024)
UBS, AG
baskets	390,904	—	5/24/12	(3 month USD-LIBOR-BBA)	A basket (UBSEMBSK) of common stocks	419,166
contracts	91,959	—	5/24/12	3 month USD-LIBOR-BBA minus 0.35%	MSCI Daily Total Return Net USD Index	(5,080,327)
shares	135,484	—	2/28/12	(3 month USD-LIBOR-BBA minus 0.25%)	iShares MSCI Emerging Markets Index	625,864

Total						$(7,671,106)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(3,383)	$380,000	12/20/19	(100 bp)	$57,388
	Deutsche Bank AG
	DJ CDX NA IG Series 17 Index	BBB+/P	1,226,844	62,200,000	12/20/16	100 bp	1,265,062
	JPMorgan Chase Bank, N.A.
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(309,385)	3,044,000	12/20/16	(100 bp)	(121,736)
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(226,510)	3,042,000	3/20/17	(100 bp)	(25,521)
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(2,178,333)	18,394,000	3/20/17	(100 bp)	22,841
	Bundesrepublic of Deutschland, 6%, 6/20/16	—	(282,081)	7,610,000	12/20/16	(25 bp)	(62,408)
	France, Gov't of, 4.25%, 04/25/2019	—	(829,552)	9,133,000	12/20/16	(25 bp)	(195,800)
	France, Gov't of, 4.25%, 04/25/2019	—	(217,581)	3,042,000	3/20/17	(25 bp)	8,973
	Republic of Austria, 4.65%, 1/5/18	—	(367,544)	7,611,000	12/20/16	(100 bp)	(128,653)
	Republic of Italy, 6 7/8%, 9/27/23	—	(962,177)	3,633,000	12/20/21	(100 bp)	(224,548)
	Republic of Italy, 6 7/8%, 9/27/23	A2	805,483	9,174,000	12/20/13	100 bp	317,458

	Total						$913,056

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
USD / $	United States Dollar
Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $823,490,525.
(b)	The aggregate identified cost on a tax basis is $1,009,522,436, resulting in gross unrealized appreciation and depreciation of $49,298,182 and $28,013,763, respectively, or net unrealized appreciation of $21,284,419.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $393,392, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $8,099 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $119,965,699 and $105,358,289, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $612,558,681 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity for each during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $111,100,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,898,744 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $53,803,999 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $54,672,911.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$6,058,102	$—	$—
Capital goods	9,696,964	—	—
Communication services	7,224,565	—	—
Conglomerates	1,083,444	—	—
Consumer cyclicals	27,755,595	—	—
Consumer staples	24,306,994	—	—
Energy	22,826,122	393,392	—
Financials	27,007,781	—	—
Health care	20,733,499	—	—
Technology	62,897,331	—	—
Transportation	5,915,162	—	—
Utilities and power	7,122,774	—	—
Total common stocks	222,628,333	393,392	—
Asset-backed securities	$—	$10,758,393	$—
Commodity linked notes	—	13,376,090	—
Corporate bonds and notes	—	127,830,050	—
Foreign government bonds and notes	—	12,404,409	—
Mortgage-backed securities	—	125,886,214	443,559
Purchased options outstanding	—	26,861,914	—
Senior loans	—	54,133,164	—
U.S. Government and Agency Mortgage Obligations	—	147,219,189	—
Short-term investments	60,951,680	227,920,468	—

Totals by level	$283,580,013	$746,783,283	$443,559

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$312,461	$—
Futures contracts	(748,962)	—	—
Written options	—	(66,424,188)	—
Interest rate swap contracts	—	(10,638,928)	—
Total return swap contracts	—	(7,688,212)	—
Credit default contracts	—	4,257,275	—

Totals by level	$(748,962)	$(80,181,592)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$4,866,816	$488,025
Foreign exchange contracts	1,879,164	1,566,703
Equity contracts	6,654,597	12,867,787
Interest rate contracts	38,477,086	91,023,788

Total	$51,877,663	$105,946,303

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
1/31/12 (Unaudited)

COMMON STOCKS (31.9%)(a)
			Shares	Value

Basic materials (0.8%)

International Flavors & Fragrances, Inc.			10,177	$567,978

Newmont Mining Corp.			23,598	1,450,805

PPG Industries, Inc.			11,812	1,058,119

Sealed Air Corp.			22,627	450,956

Sherwin-Williams Co. (The)			9,682	944,285

Sigma-Aldrich Corp.			11,281	767,559

Valspar Corp.			14,252	616,256

				5,855,958
Capital goods (1.4%)

Ball Corp.			18,848	739,972

Covanta Holding Corp.			33,361	476,729

Huntington Ingalls Industries, Inc.(NON)			3,925	147,894

KBR, Inc.			25,233	810,989

Lockheed Martin Corp.			25,123	2,068,126

Northrop Grumman Corp.			23,752	1,378,804

Raytheon Co.			31,516	1,512,453

Rockwell Collins, Inc.			18,378	1,063,902

Roper Industries, Inc.			12,338	1,152,246

				9,351,115
Communication services (1.0%)

American Tower REIT, Inc. Class A(R)			31,598	2,006,789

IAC/InterActiveCorp.			26,527	1,142,518

Verizon Communications, Inc.			101,266	3,813,678

				6,962,985
Conglomerates (0.2%)

AMETEK, Inc.			22,229	1,044,763

				1,044,763
Consumer cyclicals (3.9%)

Advance Auto Parts, Inc.			8,810	675,198

Amazon.com, Inc.(NON)			12,687	2,466,860

AutoZone, Inc.(NON)			3,275	1,139,307

Big Lots, Inc.(NON)			13,209	521,623

Cintas Corp.			24,678	914,320

Discovery Communications, Inc. Class A(NON)			14,222	609,839

Dollar Tree, Inc.(NON)			11,871	1,006,780

Ecolab, Inc.			18,090	1,093,360

Equifax, Inc.			20,851	812,563

Expedia, Inc.			12,628	408,768

Gartner, Inc.(NON)			16,915	641,248

Kimberly-Clark Corp.			43,673	3,125,240

McGraw-Hill Cos., Inc. (The)			23,375	1,075,250

Moody's Corp.			24,223	901,822

MSC Industrial Direct Co., Inc.			9,205	699,764

Omnicom Group, Inc.			20,345	927,935

PETsMART, Inc.			13,795	734,170

Priceline.com, Inc.(NON)			2,889	1,529,668

Scotts Miracle-Gro Co. (The) Class A			9,688	458,824

Target Corp.			27,754	1,410,181

Tupperware Brands Corp.			9,165	575,929

Verisk Analytics, Inc. Class A(NON)			23,074	924,575

Viacom, Inc. Class B			30,044	1,413,270

Wal-Mart Stores, Inc.			37,700	2,313,272

Washington Post Co. (The) Class B			1,045	395,752

				26,775,518
Consumer staples (3.4%)

Brinker International, Inc.			16,837	435,236

ConAgra Foods, Inc.			38,600	1,029,462

Corn Products International, Inc.			21,843	1,212,068

Darden Restaurants, Inc.			13,530	620,621

Dr. Pepper Snapple Group, Inc.			71,800	2,787,276

Herbalife, Ltd.			31,719	1,835,896

Hormel Foods Corp.			54,657	1,573,028

Kroger Co. (The)			40,300	957,528

Lorillard, Inc.			9,229	991,102

Panera Bread Co. Class A(NON)			4,202	622,947

Philip Morris International, Inc.			49,733	3,718,536

Safeway, Inc.			71,732	1,576,669

Starbucks Corp.			38,416	1,841,279

TripAdvisor, Inc.			12,628	415,587

W.W. Grainger, Inc.			7,949	1,516,192

Walgreen Co.			23,800	793,968

Yum! Brands, Inc.			24,478	1,550,192

				23,477,587
Energy (3.2%)

Chevron Corp.			56,569	5,831,133

Core Laboratories NV (Netherlands)			8,447	897,325

Deepocean Group (Shell) (acquired 6/9/11, cost $415,063) (Norway)(RES)			28,574	457,184

Dresser-Rand Group, Inc.(NON)			16,866	864,045

Exxon Mobil Corp.			99,192	8,306,338

FMC Technologies, Inc.(NON)			27,777	1,419,682

HollyFrontier Corp.			28,488	835,838

Murphy Oil Corp.			19,808	1,180,557

Oceaneering International, Inc.			20,522	997,164

Oil States International, Inc.(NON)			10,768	858,102

Sunoco, Inc.			20,639	791,712

				22,439,080
Financials (3.8%)

ACE, Ltd.			27,680	1,926,528

Allied World Assurance Co. Holdings AG			9,982	614,192

Annaly Capital Management, Inc.(R)			69,717	1,174,034

Arch Capital Group, Ltd.(NON)			25,912	934,128

Aspen Insurance Holdings, Ltd.			19,364	514,308

Axis Capital Holdings, Ltd.			21,490	661,462

Bank of Hawaii Corp.			12,096	553,029

Berkshire Hathaway, Inc. Class B(NON)			32,705	2,563,091

BlackRock, Inc.			2,300	418,600

Chubb Corp. (The)			15,429	1,040,069

Digital Realty Trust, Inc.(R)			15,505	1,098,684

Endurance Specialty Holdings, Ltd. (Bermuda)			12,723	475,840

Everest Re Group, Ltd.			9,439	806,091

Federal Realty Investment Trust(R)			10,689	1,009,683

Goldman Sachs Group, Inc. (The)			3,300	367,851

Jones Lang LaSalle, Inc.			8,525	671,429

JPMorgan Chase & Co.			42,000	1,566,600

M&T Bank Corp.			14,069	1,121,862

New York Community Bancorp, Inc.			58,122	737,568

PartnerRe, Ltd.			11,581	757,629

People's United Financial, Inc.			61,967	764,053

Rayonier, Inc.(R)			22,138	1,012,371

Realty Income Corp.(R)			22,076	803,566

RenaissanceRe Holdings, Ltd.			10,850	793,244

Transatlantic Holdings, Inc.			13,116	727,282

Travelers Cos., Inc. (The)			21,051	1,227,273

Validus Holdings, Ltd.			22,617	725,327

W.R. Berkley Corp.			26,861	920,526

				25,986,320
Health care (2.9%)

Abbott Laboratories			68,170	3,691,406

AmerisourceBergen Corp.			35,331	1,376,849

Biogen Idec, Inc.(NON)			15,808	1,864,079

C.R. Bard, Inc.			12,105	1,119,955

Cardinal Health, Inc.			36,701	1,579,244

Eli Lilly & Co.			68,800	2,734,112

Forest Laboratories, Inc.(NON)			35,471	1,127,268

Gen-Probe, Inc.(NON)			10,850	726,191

Laboratory Corp. of America Holdings(NON)			12,952	1,183,683

Lincare Holdings, Inc.			23,161	595,006

McKesson Corp.			23,178	1,894,106

Perrigo Co.			14,354	1,372,242

Warner Chilcott PLC Class A (Ireland)(NON)			42,830	722,542

				19,986,683
Technology (9.5%)

Accenture PLC Class A			50,523	2,896,989

Amdocs, Ltd. (United Kingdom)(NON)			41,943	1,234,802

Analog Devices, Inc.			44,008	1,722,033

Apple, Inc.(NON)			78,054	35,630,090

Avago Technologies, Ltd. (Singapore)			47,053	1,596,979

BMC Software, Inc.(NON)			29,906	1,083,793

CA, Inc.			46,913	1,209,417

Harris Corp.			25,973	1,064,893

Hewlett-Packard Co.			41,223	1,153,420

IBM Corp.			33,874	6,524,132

Intuit, Inc.			39,742	2,243,038

KLA-Tencor Corp.			11,586	592,392

L-3 Communications Holdings, Inc.			14,098	997,293

Lam Research Corp.(NON)			10,479	446,301

Micros Systems, Inc.(NON)			20,756	1,031,781

Microsoft Corp.			124,189	3,667,301

NetApp, Inc.(NON)			10,402	392,571

Novellus Systems, Inc.(NON)			25,683	1,210,953

QLogic Corp.(NON)			24,489	424,149

Solera Holdings, Inc.			18,333	875,767

				65,998,094
Transportation (0.8%)

Copa Holdings SA Class A (Panama)			8,511	579,940

J. B. Hunt Transport Services, Inc.			19,422	991,882

Landstar Systems, Inc.			12,553	642,086

Southwest Airlines Co.			85,060	814,875

United Parcel Service, Inc. Class B			35,327	2,672,488

				5,701,271
Utilities and power (1.0%)

AGL Resources, Inc.			13,910	577,404

Alliant Energy Corp.			16,377	694,221

DTE Energy Co.			18,406	979,383

Entergy Corp.			14,980	1,039,312

Pinnacle West Capital Corp.			15,366	726,197

Public Service Enterprise Group, Inc.			38,266	1,160,990

Spectra Energy Corp.			35,775	1,126,555

Westar Energy, Inc.			19,793	562,913

				6,866,975

Total common stocks (cost $193,609,961)				$220,446,349

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.5%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (21.5%)

Federal National Mortgage Association Pass-Through Certificates
4s, TBA, February 1, 2042			$8,000,000	$8,456,250
3 1/2s, TBA, February 1, 2042			135,000,000	140,262,894

				148,719,144

Total U.S. government and agency mortgage obligations (cost $147,442,070)				$148,719,144

MORTGAGE-BACKED SECURITIES (17.5%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 05-11, Class 5A1, 0.546s, 2036			$1,304,432	$691,349

American Home Mortgage Assets FRB Ser. 06-6, Class A1A, 0.466s, 2046			2,302,911	1,013,281

Banc of America Commercial Mortgage, Inc.
Ser. 06-5, Class A2, 5.317s, 2047			371,003	376,072
Ser. 06-6, Class A2, 5.309s, 2045			720,158	720,460
Ser. 07-1, Class XW, IO, 0.456s, 2049			4,392,379	51,057

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.042s, 2042			4,220,394	77,921
Ser. 02-PB2, Class XC, IO, 0.806s, 2035			2,752,511	3,468

Banc of America Funding Corp. FRB Ser. 06-H, Class 6A1, 0.471s, 2036			1,355,670	633,776

Barclays Capital LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.87s, 2046			14,616,313	597,213
Ser. 09-RR7, Class 2A7, IO, 1.584s, 2047			33,671,699	1,400,743
Ser. 09-RR7, Class 2A1, IO, 0 3/4s, 2047			36,431,932	899,869
Ser. 09-RR7, Class 1A1, IO, 0 3/4s, 2046			37,810,697	933,924

Barclays Capital, LLC Trust
FRB Ser. 07-AA2, Class 12A1, 0.486s, 2047			4,038,113	1,897,913
FRB Ser. 07-AA1, Class 2A1, 0.456s, 2037			1,962,529	1,030,328

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.556s, 2036			1,094,439	229,832
FRB Ser. 06-IM1, Class A1, 0.506s, 2036			1,124,573	545,418

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			6,270,224	157,383
Ser. 07-AR5, Class 1X2, IO, 0 1/2s, 2047			3,773,566	76,981
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046			8,369,653	148,980
Ser. 07-AR3, Class 1X, IO, 0 1/2s, 2037			4,303,451	68,855
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			4,479,327	60,919

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR1, Class A2, 0.436s, 2037			4,444,584	2,288,072

Commercial Mortgage Pass-Through Certificates
FRB Ser. 04-LB3A, Class B, 5.526s, 2037(F)			1,587,000	1,518,771
Ser. 05-LP5, Class B, 5.105s, 2043(F)			422,000	396,981

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.666s, 2036			4,383,594	2,520,567
FRB Ser. 06-OA6, Class 1A1A, 0.486s, 2046			2,157,279	1,114,628
FRB Ser. 07-OA4, Class A1, 0.446s, 2047			5,006,748	2,916,431
FRB Ser. 07-OA3, Class 1A1, 0.416s, 2047			2,857,305	1,685,810
FRB Ser. 06-HY11, Class A1, 0.396s, 2036			1,608,657	788,242

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.581s, 2035			182,719	31,498
FRB Ser. 05-R3, Class AF, 0.676s, 2035			179,583	144,564

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.987s, 2039			366,947	368,512

CS First Boston Mortgage Securities Corp.
Ser. 02-CP5, Class E, 5.339s, 2035(F)			525,000	527,958
Ser. 05-C5, Class AJ, 5.1s, 2038(F)			662,000	662,617
Ser. 04-C1, Class B, 4.855s, 2037			5,750,000	5,893,750

CS First Boston Mortgage Securities Corp. 144A
Ser. 03-C3, Class AX, IO, 1.922s, 2038			8,657,474	126,434
Ser. 04-C4, Class AX, IO, 1.19s, 2039			2,825,864	59,626

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB Ser. 06-AR3, Class A2, 0.396s, 2036			1,564,293	657,003

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			733,189	703,861

Federal National Mortgage Association Ser. 397, Class 2, IO, 5s, 2039			177,572	23,223

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.205s, 2034			713,414	978,019
IFB Ser. 3859, Class SG, IO, 6.41s, 2039			8,610,318	1,294,045
IFB Ser. 3727, Class PS, IO, 6.41s, 2038			3,904,310	436,043
IFB Ser. 3287, Class SE, IO, 6.41s, 2037(F)			238,131	30,199
IFB Ser. 3835, Class SC, IO, 6.36s, 2038			20,874,640	3,829,453
IFB Ser. 3856, Class PS, IO, 6.31s, 2040			1,309,846	202,101
IFB Ser. 3852, Class KS, IO, 6.26s, 2041			10,158,469	1,671,779
IFB Ser. 3677, Class SA, IO, 6.26s, 2040			8,976,188	944,564
IFB Ser. 3677, Class SA, IO, 6.26s, 2040			10,553,550	1,363,941
IFB Ser. 3907, Class KS, IO, 6.26s, 2040			3,303,303	556,643
IFB Ser. 3708, Class SA, IO, 6.16s, 2040			14,902,186	1,887,213
IFB Ser. 3934, Class SA, IO, 6.11s, 2041			640,048	107,791
IFB Ser. 3116, Class AS, IO, 5.81s, 2034			3,210,768	322,203
IFB Ser. 3852, Class NT, 5.71s, 2041			3,218,858	3,388,845
IFB Ser. 3752, Class PS, IO, 5.71s, 2040			1,434,007	245,115
Ser. 3672, Class PI, IO, 5 1/2s, 2039			1,967,161	219,161
Ser. 3645, Class ID, IO, 5s, 2040			699,005	61,820
Ser. 3687, Class CI, IO, 5s, 2038			3,293,691	451,334
Ser. 3680, Class KI, IO, 5s, 2038			10,371,307	1,390,377
Ser. 3632, Class CI, IO, 5s, 2038			780,133	65,211
Ser. 3626, Class DI, IO, 5s, 2037			530,078	23,467
Ser. 3653, Class CI, IO, 5s, 2036			6,388,542	277,582
Ser. 3623, Class CI, IO, 5s, 2036			483,157	36,237
Ser. 3747, Class HI, IO, 4 1/2s, 2037			421,623	48,081
Ser. 3738, Class MI, IO, 4s, 2034			31,947,333	2,554,668
Ser. 3736, Class QI, IO, 4s, 2034			587,362	21,659
Ser. 3751, Class MI, IO, 4s, 2034			478,128	23,017
Ser. 3707, Class HI, IO, 4s, 2023			693,737	23,629
Ser. T-8, Class A9, IO, 0.441s, 2028			294,824	2,211
Ser. T-59, Class 1AX, IO, 0.275s, 2043			661,634	4,962
Ser. T-48, Class A2, IO, 0.212s, 2033			946,124	6,784
FRB Ser. T-54, Class 2A, IO, zero %, 2043			384,550	60

Federal National Mortgage Association Grantor Trust
IFB Ser. 05-74, Class NK, 26.119s, 2035			94,698	172,740
IFB Ser. 05-122, Class SE, 22.133s, 2035			420,192	629,111
IFB Ser. 11-4, Class CS, 12.347s, 2040			3,118,652	3,574,124
IFB Ser. 10-135, Class SP, IO, 6.324s, 2040			11,609,928	1,799,539
IFB Ser. 11-67, Class BS, IO, 6.224s, 2041			6,354,789	979,400
IFB Ser. 404, Class S13, IO, 6.124s, 2040			263,280	38,335
IFB Ser. 10-35, Class SG, IO, 6.124s, 2040			5,786,567	1,032,092
Ser. 10-21, Class IP, IO, 5s, 2039			1,738,453	202,095
Ser. 10-92, Class CI, IO, 5s, 2039			2,674,163	245,689
Ser. 398, Class C5, IO, 5s, 2039			1,269,837	146,031
Ser. 09-31, Class PI, IO, 5s, 2038			2,120,823	311,726
Ser. 10-13, Class EI, IO, 5s, 2038			1,160,534	66,357
Ser. 10-100, Class AI, IO, 4 1/2s, 2025			6,628,893	409,682
Ser. 406, Class 2, IO, 4s, 2041			563,734	65,900
Ser. 406, Class 1, IO, 4s, 2041			344,910	40,320
Ser. 03-W10, Class 1, IO, 1.442s, 2043			430,007	19,350
Ser. 98-W2, Class X, IO, 0.919s, 2028			521,205	23,289
Ser. 98-W5, Class X, IO, 0.85s, 2028			214,550	8,904
Ser. 03-W1, Class 2A, IO, zero %, 2042			820,777	64
Ser. 08-36, Class OV, PO, zero %, 2036			53,618	44,284
FRB Ser. 06-104, Class EK, zero %, 2036			37,482	36,357

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037			392,000	396,931
FRB Ser. 04-C1, Class G, 5.157s, 2038(F)			567,000	541,903
Ser. 05-C2, Class XC, IO, 0.183s, 2043			17,970,107	135,081

GMAC Commercial Mortgage Securities, Inc. FRB Ser. 03-C2, Class E, 5.651s, 2040(F)			2,310,000	2,350,628

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.419s, 2038			1,780,374	224,772
IFB Ser. 11-61, Class CS, IO, 6.399s, 2035			12,685,552	1,744,263
IFB Ser. 10-167, Class SM, IO, 6.39s, 2040			9,349,315	1,520,199
IFB Ser. 10-85, Class SD, IO, 6.369s, 2038			306,572	48,638
IFB Ser. 11-37, Class SD, IO, 6.369s, 2038			2,290,576	377,945
IFB Ser. 11-11, Class PS, IO, 6.319s, 2040			5,568,956	847,929
IFB Ser. 10-58, Class LS, IO, 6.269s, 2039			7,051,906	1,075,486
IFB Ser. 10-120, Class SB, IO, 5.919s, 2035			635,374	63,747
IFB Ser. 10-20, Class SC, IO, 5.869s, 2040			161,099	24,996
IFB Ser. 11-40, Class AS, IO, 5.837s, 2036			5,727,787	734,245
IFB Ser. 11-70, Class SN, IO, 5.61s, 2041			726,000	202,532
IFB Ser. 11-70, Class SH, IO, 5.6s, 2041			786,718	220,478
Ser. 10-68, Class MI, IO, 5s, 2039			646,416	87,660
Ser. 10-150, Class WI, IO, 5s, 2038			16,405,081	1,843,275
IFB Ser. 11-12, Class IB, IO, 4.505s, 2040			1,940,161	190,330
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			265,714	45,657
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			9,088,545	1,056,543

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			4,340,903	156,273

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			318,365	320,952

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.913s, 2035			417,732	70,770
IFB Ser. 04-4, Class 1AS, IO, 5.204s, 2034			758,183	129,720
Ser. 06-RP2, Class 1AS1, IO, 5.13s, 2036			531,117	82,139
FRB Ser. 06-RP2, Class 1AF1, 0.676s, 2036			531,117	408,960
FRB Ser. 04-4, Class 1AF, 0.676s, 2034			758,183	583,801
FRB Ser. 05-RP1, Class 1AF, 0.626s, 2035			417,732	321,654
Ser. 98-2, IO, 0.467s, 2027			81,347	6
Ser. 98-3, IO, 0.315s, 2027			97,843	246
Ser. 99-2, IO, zero %, 2027			142,661	360
Ser. 98-4, IO, zero %, 2026			110,374	287

Harborview Mortgage Loan Trust
FRB Ser. 05-7, Class 1A1, 3.068s, 2045			760,918	378,557
FRB Ser. 06-8, Class 2A1A, 0.469s, 2036			3,172,079	1,919,108

IndyMac Index Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.168s, 2036			62,019	3,411
FRB Ser. 06-AR3, Class 3A1B, 4.911s, 2036			403,370	219,837
FRB Ser. 06-AR19, Class 1A2, 2.958s, 2036			2,404,365	1,013,067
FRB Ser. 06-AR11, Class 3A1, 2.82648s, 2036			2,230,689	964,427
FRB Ser. 06-AR39, Class A1, 0.456s, 2037			4,565,715	2,425,536
FRB Ser. 06-AR35, Class 2A1A, 0.446s, 2037			756,695	345,938
FRB Ser. 06-AR21, Class A1, 0.396s, 2036			4,587,367	1,972,568

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.476s, 2037			730,924	314,298
FRB Ser. 06-A7, Class 1A1, 0.436s, 2036			899,622	431,818
FRB Ser. 07-A1, Class 1A3A, 0.426s, 2037(F)			3,071,755	1,320,236

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 02-C2, Class E, 5.517s, 2034			376,000	370,807
Ser. 07-LDPX, Class A3S, 5.317s, 2049			545,000	559,306
Ser. 02-C3, Class D, 5.314s, 2035			351,000	340,470
Ser. 03-C1, Class D, 5.192s, 2037			6,183,000	6,195,766
Ser. 04-CB8, Class B, 4 1/2s, 2039			708,000	671,725

LB-UBS Commercial Mortgage Trust
Ser. 02-C1, Class D, 6.683s, 2034			2,000,000	2,000,625
Ser. 06-C3, Class A2, 5.532s, 2032			16,152	16,144
Ser. 05-C7, Class A2, 5.103s, 2030			109,228	109,228
Ser. 03-C5, Class F, 4.843s, 2037			480,000	441,600
Ser. 07-C2, Class XW, IO, 0.702s, 2040			2,791,057	56,717

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class J, 6.235s, 2035			5,886,000	5,887,766
Ser. 05-C3, Class XCL, IO, 0.328s, 2040			19,260,120	324,687

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.406s, 2037			1,253,877	608,131

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, 0.8s, 2047			3,059,662	94,850

Merrill Lynch Mortgage Trust Ser. 04-MKB1, Class B, 5.28s, 2042			1,870,000	1,916,995

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-3, Class AM, 5.456s, 2046			297,000	304,397

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.783s, 2049			539,803	550,591
FRB Ser. 07-HQ12, Class A2FL, 0.545s, 2049			619,372	582,210

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			524,000	506,551

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.516s, 2036			1,353,938	528,036
FRB Ser. 06-AR4, Class A1A, 0.446s, 2036			1,943,116	777,246

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			177,000	181,425

Residential Accredit Loans, Inc.
Ser. 06-QS13, Class 1A5, 6s, 2036			93,945	59,186
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046			5,398,920	276,425
Ser. 06-Q07, Class X1, IO, 0.9s, 2046			3,645,699	114,840

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			1,700,000	1,758,695

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 07-4, Class 1A1, 0.516s, 2037			681,288	272,515

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			8,605,257	320,116
Ser. 06-AR3, Class 12X, IO, 1s, 2036			2,942,619	107,700
Ser. 06-AR7, Class X, IO, 0.9s, 2036			21,151,511	604,933
Ser. 06-AR4, Class 5X, IO, 0.8s, 2036			2,208,290	57,636
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			2,987,658	62,143
Ser. 06-AR8, Class X, IO, 0.4s, 2036			13,414,336	174,386

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.913s, 2045			1,103,776	198,680
Ser. 07-4, Class 1A4, IO, 1s, 2045			2,279,423	94,026

Wachovia Bank Commercial Mortgage Trust Ser. 06-C25, Class A2, 5.684s, 2043			120,754	120,754

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class C, 4.9s, 2036			103,000	103,629

WAMU Mortgage Pass-Through Certificates FRB Ser. 05-AR11, Class A1C4, 0.716s, 2045			1,068,919	593,250

Total mortgage-backed securities (cost $127,542,836)				$121,419,287

CORPORATE BONDS AND NOTES (15.6%)(a)
			Principal amount	Value

Basic materials (1.4%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$196,000	$214,632

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			85,000	88,670

BHP Billiton Finance USA Ltd company guaranty sr. unsec. unsub. notes 5 1/2s, 2014 (Australia)			196,000	216,414

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015			325,000	366,236

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes 3 1/4s, 2015			263,000	281,443

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			750,000	772,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.957s, 2014			750,000	686,250

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			1,170,000	1,219,725

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)		EUR	495,200	646,768

Momentive Performance Materials, Inc. company guaranty sr. notes 12 1/2s, 2014			$165,000	175,313

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	165,000	235,125

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			$265,000	368,783

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.712s, 2015 (Germany)		EUR	150,000	192,540

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$1,410,000	1,424,981

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			500,000	510,625

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			220,000	229,350

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			750,000	765,000

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			230,000	263,019

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes FRN Ser. B, 4.179s, 2014			500,000	332,500

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			885,000	911,550

				9,901,424
Capital goods (0.6%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			335,000	344,213

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			1,483,000	1,590,518

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			115,000	134,428

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015			148,000	160,891

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014			359,000	396,972

Deere & Co. sr. unsec. notes 6.95s, 2014			148,000	167,597

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.956s, 2015			125,000	119,063

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			405,000	408,038

Reynolds Group DL Escrew, Inc./Reynolds Group Escrew, LLC 144A company guaranty sr. notes 8 3/4s, 2016			200,000	213,000

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015			263,000	295,074

				3,829,794
Communication services (2.4%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			196,000	212,107

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015			1,501,000	1,568,410

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			270,000	292,950

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 5.55s, 2014			263,000	287,290

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			705,000	664,463

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			250,000	235,625

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			655,000	780,941

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			963,000	1,020,780

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Germany)			263,000	296,280

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	136,988

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			560,000	593,600

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			500,000	512,500

Level 3 Financing, Inc. 144A company guaranty FRN 4.202s, 2015			2,100,000	1,974,000

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			1,400,000	1,443,750

Nextel Communications, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2014			805,000	796,950

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			740,000	841,750

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			725,000	791,156

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014			250,000	251,123

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016			173,000	201,445

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017			290,000	325,775

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			195,000	211,088

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			120,000	105,900

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)			297,000	286,976

Telefonica Emisones SAU company guaranty 6.421s, 2016 (Spain)			140,000	151,210

Telefonica Emisones SAU company guaranty sr. unsec. notes 4.949s, 2015 (Spain)			185,000	191,147

Time Warner Cable, Inc. company guaranty sr. unsec. notes 5.85s, 2017			555,000	645,800

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016			846,000	981,370

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017 (United Kingdom)			297,000	351,599

Wind Acquisition Finance SA company guaranty sr. sec. notes Ser. REGS, 7 3/8s, 2018 (Netherlands)		EUR	235,000	278,143

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			$420,000	407,400

				16,838,516
Conglomerates (0.4%)

General Electric Co. sr. unsec. notes 5 1/4s, 2017			2,051,000	2,396,881

SPX Corp. sr. unsec. notes 7 5/8s, 2014			125,000	140,938

				2,537,819
Consumer cyclicals (1.7%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			1,000,000	887,500

AMC Entertainment, Inc. sr. sub. notes 8s, 2014			350,000	349,125

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			695,000	753,206

Daimler Finance North America, LLC company guaranty 6 1/2s, 2013 (Germany)			163,000	177,075

DISH DBS Corp. company guaranty 7 1/8s, 2016			255,000	279,863

DISH DBS Corp. company guaranty 7s, 2013			220,000	235,400

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			657,000	726,806

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			163,000	190,227

Interpublic Group of Companies, Inc. (The) sr. unsec. notes 6 1/4s, 2014			234,000	252,720

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			135,000	146,813

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			200,000	227,000

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			1,559,000	1,535,615

MGM Resorts International sr. notes 10 3/8s, 2014			190,000	216,600

News America, Inc. company guaranty sr. unsec. notes 5.3s, 2014			263,000	292,520

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014			114,000	131,100

Owens Corning company guaranty sr. unsec. notes 9s, 2019			275,000	330,688

QVC, Inc. 144A sr. notes 7 1/8s, 2017			570,000	610,613

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			200,000	200,000

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			500,000	386,250

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			615,000	670,412

Target Corp. sr. unsec. notes 5 3/8s, 2017			263,000	312,294

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016			426,000	503,256

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			1,000,000	1,025,000

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			580,000	348,000

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014			622,000	661,265

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			455,000	464,669

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			162,000	172,935

				12,086,952
Consumer staples (1.4%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			500,000	555,050

Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015			387,000	423,263

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			359,000	391,114

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016			163,000	167,777

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			590,000	662,275

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			320,000	347,200

CVS Corp. sr. unsec. 5 3/4s, 2017			230,000	271,578

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)			196,000	236,596

Dole Food Co. 144A sr. notes 8s, 2016			200,000	213,000

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	750,000	1,033,170

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016			$622,000	676,778

Kroger Co. company guaranty 6.4s, 2017			163,000	196,023

Landry's, Inc. company guaranty sr. notes 11 5/8s, 2015			900,000	965,250

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015			459,000	490,439

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018			196,000	237,655

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015			263,000	285,080

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			300,000	321,000

Service Corporation International sr. notes 7s, 2017			185,000	205,350

Service Corporation International sr. unsec. 7 3/8s, 2014			195,000	213,769

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			530,000	622,750

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			505,000	585,800

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			300,000	329,625

				9,430,542
Energy (1.6%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			170,000	195,335

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			282,000	284,115

BP Capital Markets PLC company guaranty sr. unsec. notes 3 7/8s, 2015 (United Kingdom)			148,000	159,842

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			115,000	128,775

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			500,000	562,500

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			685,000	659,313

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015			521,000	580,254

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			230,000	249,510

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014			1,035,000	1,128,150

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			1,000,000	1,139,040

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			175,000	184,625

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			195,000	197,438

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			750,000	830,625

Peabody Energy Corp. company guaranty 7 3/8s, 2016			555,000	617,438

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			2,805,000	2,353,956

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			500,000	494,375

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			280,000	298,900

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			459,000	494,555

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017			196,000	245,384

				10,804,130
Financials (3.3%)

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			196,000	213,660

American Express Credit Corp. sr. unsec. unsub. notes 5 1/8s, 2014			588,000	639,508

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.45s, 2017			325,000	333,051

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			2,085,000	2,147,020

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			263,000	276,583

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			359,000	378,114

BB&T Corp. unsec. sub. notes 5.2s, 2015			196,000	213,605

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015			717,000	766,324

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017			263,000	302,741

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			685,000	791,175

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			705,000	774,684

Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017			925,000	1,017,698

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014			818,000	872,702

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)			359,000	410,538

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			480,000	477,600

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			210,000	243,075

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017			1,597,000	1,753,155

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			645,000	670,800

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			435,000	451,945

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			700,000	728,000

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015			1,759,000	1,852,528

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015			324,000	348,300

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			266,000	274,645

MetLife, Inc. sr. unsec. 6 3/4s, 2016			263,000	310,450

PNC Funding Corp. bank guaranty sr. unsec. note 3 5/8s, 2015			167,000	177,989

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN, 4 3/4s, 2015			325,000	351,243

Shinhan Bank 144A sr. unsec. bonds 6s, 2012 (South Korea)			150,000	152,603

Simon Property Group LP sr. unsec. unsub. notes 4 1/8s, 2021(R)			230,000	246,957

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			230,000	248,975

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015			250,000	257,356

US Bancorp sr. unsec. unsub. notes 2.45s, 2015			263,000	274,106

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			700,000	707,700

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	508,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,500,000	1,558,125

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017			1,334,000	1,534,543

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)			230,000	235,951

				22,502,199
Health care (0.8%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			297,000	352,047

Amgen, Inc. sr. unsec. notes 5.85s, 2017			196,000	230,576

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			196,000	238,964

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			175,000	182,247

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	445,000	592,693

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$525,000	591,938

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			263,000	284,851

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			50,000	55,500

HCA, Inc. sr. notes 6 1/2s, 2020			665,000	705,731

Merck & Co., Inc. sr. unsec. notes 4s, 2015			297,000	328,383

Novartis Capital Corp. company guaranty sr. unsec. notes 2.9s, 2015			263,000	282,046

Pfizer, Inc. sr. unsec. notes 5.35s, 2015			622,000	708,978

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			80,000	90,500

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			665,000	696,588

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			196,000	238,470

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016			93,000	104,948

				5,684,460
Technology (0.6%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			800,000	718,000

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			350,000	314,125

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016			297,000	348,903

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			263,000	286,605

IBM Corp. sr. unsec. notes 5.7s, 2017			392,000	478,876

NXP BV/NXP Funding, LLC company guaranty Ser. EXCH, 9 1/2s, 2015 (Netherlands)			545,000	574,294

Oracle Corp. sr. unsec. notes 5 1/4s, 2016			359,000	415,663

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			1,085,000	1,122,975

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			230,000	242,801

				4,502,242
Transportation (0.1%)

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017			552,000	614,100

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014			196,000	209,021

				823,121
Utilities and power (1.3%)

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			150,000	176,250

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,000,000	1,122,500

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038			111,000	152,126

Calpine Corp. 144A sr. notes 7 1/4s, 2017			350,000	365,750

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019			160,000	190,055

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			93,000	120,783

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			510,000	615,052

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014			510,000	563,041

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			1,000,000	875,000

El Paso Corp. sr. unsec. notes 7s, 2017			465,000	514,921

El Paso Corp. sr. unsec. notes Ser. GMTN, 7 3/8s, 2012			26,000	26,947

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017			230,000	271,548

Exelon Corp. sr. unsec. notes 4.9s, 2015			488,000	533,043

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031			130,000	167,330

FPL Group Capital, Inc. company guaranty sr. unsec. notes 7 7/8s, 2015			163,000	194,110

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014			1,500,000	1,500,000

Kinder Morgan Energy Partners LP notes 6s, 2017			263,000	300,510

National Rural Utilities Cooperative Finance Corp. sr. bonds 10 3/8s, 2018			134,000	195,865

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			185,000	246,323

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014			130,000	140,585

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015			196,000	216,431

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019			125,000	164,214

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s, 2018 (Canada)			230,000	285,746

				8,938,130

Total corporate bonds and notes (cost $105,831,282)				$107,879,329

SENIOR LOANS (6.6%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Norit NV bank term loan FRN 6 3/4s, 2017 (Netherlands)			$498,750	$492,516

Novelis, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017			282,150	280,880

Styron Corp. bank term loan FRN 6s, 2017			365,327	332,448

Tronox Worldwide bank term loan FRN Ser. B, 7 1/4s, 2015			495,000	494,794

				1,600,638
Capital goods (0.5%)

Husky Injection Molding Systems, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (Canada)			497,500	499,366

Reynolds Group Holdings, Inc, bank term loan FRN Ser. C, 6 1/2s, 2018			370,048	371,147

Reynolds Group Holdings, Inc, bank term loan FRN Ser. E, 6 1/2s, 2018			490,911	492,368

SRAM Corp. bank term loan FRN 8 1/2s, 2018			595,000	592,620

SRAM Corp. bank term loan FRN 4.77s, 2018			180,752	180,029

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017			668,325	671,110

				2,806,640
Communication services (0.2%)

Intelsat Jackson Holdings SA bank term loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)			992,500	993,120

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4.063s, 2018			495,006	489,850

				1,482,970
Consumer cyclicals (2.3%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			1,188,000	1,192,455

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			1,196,875	1,194,097

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.418s, 2015			1,000,000	898,439

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			959,980	954,880

Cenveo, Inc. bank term loan FRN Ser. B, 6 1/4s, 2016			749,895	748,020

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.946s, 2016			1,150,000	917,778

Federal Mogul Corp. bank term loan FRN Ser. B, 2.235s, 2014			397,196	379,521

Federal Mogul Corp. bank term loan FRN Ser. C, 2.22s, 2015			202,651	193,633

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 5 1/4s, 2016		CAD	1,791,000	1,714,730

Goodman Global, Inc. bank term loan FRN 9s, 2017			$356,364	357,745

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			173,708	174,032

Gymboree Corp. bank term loan FRN 5s, 2018			495,000	443,555

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018			709,638	706,976

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			995,000	959,346

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			597,000	579,090

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018			833,000	833,694

MGM Mirage bank term loan FRN Ser. E, 7s, 2014			1,000,000	999,444

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,256,000

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			678,291	668,965

Radio One, Inc. bank term loan FRN Ser. B, 7 1/2s, 2016			496,250	481,363

Realogy Corp. bank term loan FRN Ser. B, 4.691s, 2016			349,587	325,290

				15,979,053
Consumer staples (1.0%)

Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016			885,688	881,418

Claire's Stores, Inc. bank term loan FRN 3.069s, 2014			1,436,297	1,313,494

Dean Foods Co. bank term loan FRN Ser. A1, 3.3s, 2014			384,416	377,448

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			477,600	465,541

Prestige Brands, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019			1,000,000	1,003,958

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			1,492,500	1,485,485

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			971,916	950,048

Spectrum Brands, Inc. bank term loan FRN 5s, 2016			770,402	770,723

				7,248,115
Energy (0.3%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			485,233	483,240

Samson Investment Co. bank term loan FRN 8s, 2018			1,750,000	1,750,000

				2,233,240
Financials (0.5%)

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			285,834	286,549

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014			1,000,000	980,833

Nuveen Investments, Inc. bank term loan FRN Ser. B, 6.013s, 2017			587,336	581,646

Nuveen Investments, Inc. bank term loan FRN Ser. B, 3.513s, 2014			502,664	492,108

Ocwen Financial Corp. bank term loan FRN 7s, 2016			670,000	663,300

				3,004,436
Health care (1.1%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			1,014,895	1,013,626

Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018			997,500	1,003,734

Health Management Associates, Inc. bank term loan FRN Ser. B, 3.99s, 2018			1,125,000	1,112,110

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			565,725	558,653

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018			1,200,000	1,219,072

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			929,388	908,089

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			720,000	724,371

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018			995,000	989,610

				7,529,265
Technology (0.2%)

First Data Corp. bank term loan FRN 4.277s, 2018			1,000,000	876,250

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017			660,330	660,743

				1,536,993
Transportation (0.2%)

Delta Airlines, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017			829,830	805,972

Swift Transportation Comapny, LLC bank term loan FRN 6s, 2016			817,186	819,995

				1,625,967
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.795s, 2017			1,093,159	674,001

				674,001

Total senior loans (cost $46,389,242)				$45,721,318

PURCHASED OPTIONS OUTSTANDING (4.7%)(a)
	Expiration date/		Contract
	strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-12/105		144,900	71,143

SPDR S&P 500 ETF Trust (Put)	Oct-12/100		152,100	371,124

SPDR S&P 500 ETF Trust (Put)	Jan-13/$110.00		$83,466	$444,171

SPDR S&P 500 ETF Trust (Put)	Jul-12/117.00		83,466	280,493

SPDR S&P 500 ETF Trust (Put)	Mar-12/102		273,284	34,125

SPDR S&P 500 ETF Trust (Put)	Feb-12/97		267,554	3,719

SPDR S&P 500 ETF Trust (Put)	May-12/103.00		105,301	77,428

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00		105,301	279,448

SPDR S&P 500 ETF Trust (Put)	Jun-12/107.00		137,607	189,671

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00		137,607	475,889

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765		9,456,000	53,994

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		4,286,000	42,517

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		4,286,000	42,517

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		4,286,000	42,517

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861		4,286,000	42,517

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861		4,286,000	42,517

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		19,041,000	230,206

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		19,041,000	230,206

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		19,041,000	230,206

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		19,041,000	230,206

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		19,041,000	230,206

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275		19,041,000	230,206

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.985% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.985		1,704,000	25,338

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		19,041,000	298,182

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998		19,041,000	298,182

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015		3,782,000	60,588

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		2,246,000	55,880

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15		2,246,000	18,327

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475		9,790,000	382,887

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475		9,790,000	39,943

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35		3,952,000	156,381

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		30,843,000	576,147

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042		1,792,000	40,965

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		11,143,000	314,010

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		2,246,000	75,645

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		2,246,000	40,293

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		55,602,200	3,805,971

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		55,602,200	384,767

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		15,702,947	1,933,347

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		15,702,947	27,951

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845 versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		4,286,000	72,776

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855 versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		4,286,000	75,562

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375		1,792,000	52,846

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		5,413,000	198,495

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		2,246,000	89,526

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		2,246,000	56,015

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		5,413,000	228,916

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		3,313,000	314,172

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		3,313,000	203,518

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		31,689,495	23,767

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555		31,689,495	317

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		42,543,000	87,639

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62		42,543,000	425

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		17,040,355	676,673

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81		17,040,355	17

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		21,755,000	318,276

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525		21,755,000	70,921

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		7,213,000	213,577

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24		7,213,000	505

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30		9,790,000	343,140

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30		9,790,000	979

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		4,286,000	77,362

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		4,286,000	34,245

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		4,286,000	34,245

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		4,286,000	34,245

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		4,286,000	34,245

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		4,286,000	34,245

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.055% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055		1,704,000	38,442

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		19,161,000	488,989

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		19,161,000	488,989

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		19,161,000	499,336

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		11,143,000	290,832

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		3,952,000	119,192

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		2,246,000	71,445

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		2,246,000	35,307

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		13,085,789	1,600,654

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		13,085,789	22,900

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		13,013,186	1,748,972

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		13,013,186	15,225

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		5,234,316	710,454

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		5,234,316	6,491

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		13,085,789	1,787,257

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		13,085,789	16,488

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		13,085,789	1,812,251

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		13,085,789	14,787

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		6,141,805	852,667

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		6,141,805	6,633

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		4,286,000	30,816

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		4,286,000	30,816

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		4,286,000	30,816

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		4,286,000	30,816

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683		4,286,000	30,816

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03		1,704,000	34,489

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096		11,143,000	264,758

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		2,246,000	67,133

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		2,246,000	30,411

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		3,313,000	228,133

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		3,313,000	114,696

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		29,803,000	30,697

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52		29,803,000	29,505

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		18,995,051	778,037

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 2017.	Mar-12/1.86		18,995,051	19

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		4,286,000	32,616

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		4,286,000	32,616

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		4,286,000	32,616

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869		4,286,000	32,616

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869		4,286,000	32,616

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.96% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.96		1,704,000	18,352

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		21,755,000	403,120

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075		21,755,000	157,071

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225		9,790,000	358,901

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225		9,790,000	15,272

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		3,313,000	153,856

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025		3,313,000	39,690

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.005% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.005		1,704,000	30,024

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074		11,143,000	238,237

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		2,246,000	61,675

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		2,246,000	24,728

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		4,286,000	66,947

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		4,286,000	69,948

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125		1,792,000	50,266

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		5,413,000	191,025

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		2,246,000	86,538

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		2,246,000	52,287

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		5,413,000	221,283

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085		1,792,000	47,040

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		11,143,000	355,573

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		5,413,000	182,689

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		2,246,000	82,922

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		2,246,000	48,289

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		5,413,000	211,919

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064		1,792,000	44,227

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		11,143,000	335,293

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		2,246,000	79,778

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		2,246,000	44,628

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		3,313,000	276,404

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		3,313,000	165,219

Total purchased options outstanding (cost $33,731,700)				$32,322,029

COMMODITY LINKED NOTES (2.4%)(a)
			Principal amount	Value

UBS AG/Jersey Branch144Azero %, 2012 (Indexed to the UBS Bloomberg CMCI Essence Index) (Jersey)			$16,764,000	$16,531,770

Total commodity Linked Notes (cost $16,764,000)				$16,531,770

ASSET-BACKED SECURITIES (1.7%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-HE9, Class 1A2, 0.426s, 2036			$7,000,000	$2,940,000

Countrywide Asset Backed Certificates
FRB Ser. 07-6, Class 2A2, 0.446s, 2037			372,000	297,972
FRB Ser. 07-1, Class 2A2, 0.376s, 2037			826,000	677,840

First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF9, Class 2A3, 0.436s, 2036			1,245,362	622,681
FRB Ser. 06-FF11, Class 2A3, 0.426s, 2036			2,522,541	1,299,109

Green Tree Financial Corp. Ser. 99-3, Class A8, 7.06s, 2031			414,000	361,215

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.576s, 2036			1,896,708	910,420
FRB Ser. 05-14, Class 2A2, 0.526s, 2035			643,635	315,381
FRB Ser. 07-3, Class A4A, 0.496s, 2047			1,542,645	609,345
FRB Ser. 06-1, Class A2, 0.496s, 2036(F)			1,560,060	647,122
FRB Ser. 06-12, Class A2A, 0.426s, 2036(F)			935,523	411,437
FRB Ser. 06-12, Class A1, 0.326s, 2036			944,382	368,403

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1, Class 2A1, 0.326s, 2036			20,178	8,752

Long Beach Mortgage Loan Trust FRB Ser. 06-5, Class 2A3, 0.426s, 2036			4,485,349	1,614,726

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030			605,231	326,825
Ser. 01-D, Class A2, 5.26s, 2019(F)			556,862	345,801

Total asset-backed securities (cost $13,204,964)				$11,757,029

FOREIGN GOVERNMENT BONDS AND NOTES (1.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$725,000	$642,270

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,305,000	1,300,537

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			7,210,000	7,047,559

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			220,000	202,950

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			150,000	123,750

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			475,000	473,423

Ukraine (Government of) 144A bonds 7 3/4s, 2020			225,000	196,875

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			230,000	206,966

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,600,000	1,552,000

Total foreign government bonds and notes (cost $11,966,118)				$11,746,330

SHORT-TERM INVESTMENTS (30.3%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.08%(e)			63,543,734	$63,543,734

U.S. Treasury Bills with an effective yield of 0.188%, April 17, 2012			14,100,000	14,097,648

U.S. Treasury Bills with an effective yield of 0.221%, March 8, 2012(SEGSF)(SEG)			20,000,000	19,995,200

U.S. Treasury Bills with an effective yield of 0.072%, April 5, 2012(SEGSF)(SEG)			22,000,000	21,998,240

U.S. Treasury Bills with an effective yield of 0.041%, July 26, 2012(SEGSF)			30,000,000	29,988,270

U.S. Treasury Bills with an effective yield of 0.078%, October 18, 2012(SEGSF)(SEG)			10,000,000	9,993,320

U.S. Treasury Bills with an effective yield of 0.100%, November 15, 2012(SEGSF)(SEG)			30,000,000	29,976,630

U.S. Treasury Bills with an effective yield of 0.106%, December 13, 2012(SEGSF)(SEG)			$10,000,000	9,991,450

U.S. Treasury Bills with an effective yield of 0.099%, August 23, 2012(SEGSF)(SEG)			10,000,000	9,995,190

Total short-term investments (cost $209,579,631)				$209,579,682

TOTAL INVESTMENTS

Total investments (cost $906,061,804)(b)				$926,122,267

FORWARD CURRENCY CONTRACTS at 1/31/12 (aggregate face value $175,815,229) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	2/15/12	$296,192	$288,019	$8,173
	British Pound	Buy	2/15/12	1,572,488	1,555,393	17,095
	Canadian Dollar	Sell	2/15/12	47,257	46,849	(408)
	Czech Koruna	Buy	2/15/12	216,043	209,919	6,124
	Czech Koruna	Sell	2/15/12	216,043	214,218	(1,825)
	Euro	Buy	2/15/12	160,240	159,660	580
	Hungarian Forint	Buy	2/15/12	199,053	193,533	5,520
	Hungarian Forint	Sell	2/15/12	199,053	181,798	(17,255)
	Japanese Yen	Sell	2/15/12	2,573,398	2,571,776	(1,622)
	Norwegian Krone	Sell	2/15/12	136,558	135,785	(773)
	South African Rand	Buy	2/15/12	283,750	272,470	11,280
	South Korean Won	Buy	2/15/12	860,205	845,711	14,494
	South Korean Won	Sell	2/15/12	860,205	839,772	(20,433)
	Swedish Krona	Sell	2/15/12	585,667	584,719	(948)
	Swiss Franc	Sell	2/15/12	6,411	6,329	(82)
	Taiwan Dollar	Buy	2/15/12	864,566	855,674	8,892
	Taiwan Dollar	Sell	2/15/12	864,566	844,215	(20,351)
	Turkish Lira	Buy	2/15/12	73,307	71,296	2,011
	Turkish Lira	Sell	2/15/12	73,307	69,586	(3,721)
Barclays Bank PLC
	Australian Dollar	Buy	2/15/12	1,857,403	1,806,506	50,897
	Brazilian Real	Buy	2/15/12	791,977	783,423	8,554
	British Pound	Buy	2/15/12	175,211	146,246	28,965
	Canadian Dollar	Sell	2/15/12	943,747	935,699	(8,048)
	Czech Koruna	Sell	2/15/12	580,588	577,056	(3,532)
	Euro	Sell	2/15/12	10,173,338	10,039,507	(133,831)
	Hungarian Forint	Buy	2/15/12	823,443	801,178	22,265
	Hungarian Forint	Sell	2/15/12	823,443	749,166	(74,277)
	Indonesian Rupiah	Buy	2/15/12	1,664	994	670
	Japanese Yen	Sell	2/15/12	1,286,641	1,263,868	(22,773)
	Malaysian Ringgit	Buy	2/15/12	7,095	2,580	4,515
	Mexican Peso	Sell	2/15/12	271,576	289,900	18,324
	New Zealand Dollar	Buy	2/15/12	410,392	390,926	19,466
	Norwegian Krone	Buy	2/15/12	4,419,234	4,388,865	30,369
	Polish Zloty	Buy	2/15/12	513,508	475,073	38,435
	Polish Zloty	Sell	2/15/12	513,508	501,950	(11,558)
	Singapore Dollar	Sell	2/15/12	487,893	488,634	741
	South Korean Won	Buy	2/15/12	390,688	391,426	(738)
	Swedish Krona	Buy	2/15/12	1,630,436	1,604,430	26,006
	Swiss Franc	Buy	2/15/12	417,346	412,111	5,235
	Taiwan Dollar	Sell	2/15/12	391,838	376,588	(15,250)
	Turkish Lira	Buy	2/15/12	635,252	612,694	22,558
Citibank, N.A.
	Australian Dollar	Buy	2/15/12	1,328,942	1,270,564	58,378
	Brazilian Real	Buy	2/15/12	780,170	778,154	2,016
	British Pound	Sell	2/15/12	1,213,715	1,190,673	(23,042)
	Canadian Dollar	Buy	2/15/12	239,875	237,643	2,232
	Czech Koruna	Sell	2/15/12	1,161,146	1,166,947	5,801
	Euro	Sell	2/15/12	2,584,768	2,540,708	(44,060)
	Hungarian Forint	Buy	2/15/12	1,199,912	1,089,648	110,264
	Hungarian Forint	Sell	2/15/12	1,199,911	1,151,152	(48,759)
	Japanese Yen	Buy	2/15/12	309,459	307,460	1,999
	Mexican Peso	Sell	2/15/12	271,583	280,994	9,411
	New Zealand Dollar	Buy	2/15/12	803,544	784,235	19,309
	Norwegian Krone	Buy	2/15/12	471,242	468,007	3,235
	Polish Zloty	Buy	2/15/12	587,225	622,229	(35,004)
	Singapore Dollar	Sell	2/15/12	975,785	977,268	1,483
	South African Rand	Buy	2/15/12	30,026	60,012	(29,986)
	South Korean Won	Buy	2/15/12	78,290	77,637	653
	South Korean Won	Sell	2/15/12	78,290	76,596	(1,693)
	Swedish Krona	Buy	2/15/12	1,648,345	1,643,604	4,741
	Taiwan Dollar	Sell	2/15/12	391,831	389,440	(2,391)
	Turkish Lira	Buy	2/15/12	635,477	644,678	(9,201)
Credit Suisse AG
	Australian Dollar	Buy	2/15/12	3,976,861	3,857,225	119,636
	Brazilian Real	Buy	2/15/12	401,892	395,066	6,826
	British Pound	Buy	2/15/12	762,767	754,300	8,467
	Canadian Dollar	Sell	2/15/12	1,559,286	1,567,594	8,308
	Chilean Peso	Buy	2/15/12	387,608	387,768	(160)
	Czech Koruna	Buy	2/15/12	785,191	757,753	27,438
	Czech Koruna	Sell	2/15/12	785,191	778,544	(6,647)
	Euro	Sell	2/15/12	1,664,533	1,662,491	(2,042)
	Hungarian Forint	Buy	2/15/12	397,349	361,747	35,602
	Hungarian Forint	Sell	2/15/12	397,349	386,467	(10,882)
	Japanese Yen	Sell	2/15/12	1,967,466	1,948,757	(18,709)
	Malaysian Ringgit	Sell	2/15/12	25,258	28,927	3,669
	Mexican Peso	Buy	2/15/12	21,351	3,389	17,962
	New Zealand Dollar	Buy	2/15/12	410,722	390,877	19,845
	Norwegian Krone	Buy	2/15/12	986,470	979,731	6,739
	Polish Zloty	Buy	2/15/12	494,600	458,013	36,587
	Polish Zloty	Sell	2/15/12	494,600	483,497	(11,103)
	Singapore Dollar	Sell	2/15/12	878,238	879,122	884
	South African Rand	Buy	2/15/12	497,226	485,949	11,277
	South Korean Won	Buy	2/15/12	390,688	395,554	(4,866)
	Swedish Krona	Buy	2/15/12	141,551	157,014	(15,463)
	Swiss Franc	Sell	2/15/12	1,496,406	1,452,302	(44,104)
	Taiwan Dollar	Sell	2/15/12	391,838	394,476	2,638
	Turkish Lira	Buy	2/15/12	635,477	649,692	(14,215)
Deutsche Bank AG
	Australian Dollar	Buy	2/15/12	3,915,270	3,804,712	110,558
	British Pound	Sell	2/15/12	501,053	495,762	(5,291)
	Canadian Dollar	Buy	2/15/12	266,992	269,003	(2,011)
	Czech Koruna	Sell	2/15/12	1,161,146	1,144,605	(16,541)
	Euro	Buy	2/15/12	196,473	243,861	(47,388)
	Hungarian Forint	Buy	2/15/12	859,627	807,719	51,908
	Hungarian Forint	Sell	2/15/12	859,627	781,689	(77,938)
	Japanese Yen	Buy	2/15/12	1,406,632	1,398,128	8,504
	New Zealand Dollar	Buy	2/15/12	410,722	390,891	19,831
	Norwegian Krone	Sell	2/15/12	118,960	143,700	24,740
	Polish Zloty	Buy	2/15/12	421,657	390,571	31,086
	Polish Zloty	Sell	2/15/12	421,657	391,341	(30,316)
	Singapore Dollar	Sell	2/15/12	487,893	488,654	761
	South Korean Won	Buy	2/15/12	1,068,409	1,059,028	9,382
	South Korean Won	Sell	2/15/12	1,068,409	.	(25,017)
	Swedish Krona	Sell	2/15/12	832,686	829,607	(3,079)
	Swiss Franc	Sell	2/15/12	1,472,936	1,474,205	1,269
	Taiwan Dollar	Buy	2/15/12	559,444	553,029	6,415
	Taiwan Dollar	Sell	2/15/12	559,444	546,546	(12,898)
	Turkish Lira	Buy	2/15/12	635,477	644,314	(8,837)
Goldman Sachs International
	Australian Dollar	Buy	2/15/12	560,369	557,897	2,472
	British Pound	Sell	2/15/12	57,668	66,396	8,728
	Canadian Dollar	Sell	2/15/12	2,210,916	2,187,529	(23,387)
	Euro	Sell	2/15/12	142,580	116,360	(26,220)
	Hungarian Forint	Buy	2/15/12	507,333	493,609	13,724
	Hungarian Forint	Sell	2/15/12	507,333	461,839	(45,494)
	Japanese Yen	Buy	2/15/12	409,321	403,501	5,820
	Norwegian Krone	Sell	2/15/12	1,302,959	1,293,390	(9,569)
	Polish Zloty	Buy	2/15/12	32,216	31,490	726
	Polish Zloty	Sell	2/15/12	32,216	29,898	(2,318)
	Singapore Dollar	Sell	2/15/12	390,346	390,283	(63)
	South African Rand	Buy	2/15/12	705,509	676,393	29,116
	South Korean Won	Buy	2/15/12	390,688	390,094	594
	Swedish Krona	Sell	2/15/12	360,597	359,504	(1,093)
	Taiwan Dollar	Sell	2/15/12	391,838	390,806	(1,032)
	Turkish Lira	Buy	2/15/12	635,477	637,376	(1,899)
HSBC Bank USA, National Association
	Australian Dollar	Sell	2/15/12	675,284	650,875	(24,409)
	British Pound	Sell	2/15/12	976,897	966,698	(10,199)
	Canadian Dollar	Sell	2/15/12	1,368,463	1,357,343	(11,119)
	Euro	Buy	2/15/12	2,333,093	2,371,941	(38,848)
	Japanese Yen	Buy	2/15/12	1,064,311	1,057,995	6,316
	New Zealand Dollar	Buy	2/15/12	393,069	393,151	(82)
	Norwegian Krone	Sell	2/15/12	983,864	978,649	(5,215)
	Singapore Dollar	Sell	2/15/12	487,893	488,648	755
	South Korean Won	Buy	2/15/12	390,688	369,549	21,139
	Swedish Krona	Buy	2/15/12	1,320,245	1,294,108	26,136
	Swedish Krona	Sell	2/15/12	1,320,245	1,318,321	(1,924)
	Taiwan Dollar	Buy	2/15/12	273,086	270,452	2,634
	Taiwan Dollar	Sell	2/15/12	273,086	266,658	(6,428)
	Turkish Lira	Buy	2/15/12	635,477	637,448	(1,971)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	2/15/12	3,480,204	3,400,301	79,903
	Brazilian Real	Buy	2/15/12	390,028	389,186	842
	British Pound	Sell	2/15/12	484,667	479,690	(4,976)
	Canadian Dollar	Sell	2/15/12	1,584,111	1,551,833	(32,277)
	Czech Koruna	Sell	2/15/12	580,573	588,340	7,767
	Euro	Sell	2/15/12	2,131,780	2,121,241	(10,539)
	Hungarian Forint	Buy	2/15/12	550,542	500,930	49,612
	Hungarian Forint	Sell	2/15/12	550,542	535,649	(14,893)
	Japanese Yen	Sell	2/15/12	1,218,561	1,196,122	(22,439)
	Malaysian Ringgit	Buy	2/15/12	7,127	2,738	4,389
	Mexican Peso	Buy	2/15/12	202,090	175,634	26,456
	New Zealand Dollar	Buy	2/15/12	410,392	390,911	19,481
	Norwegian Krone	Buy	2/15/12	334,019	329,624	4,395
	Polish Zloty	Buy	2/15/12	78,699	76,934	1,765
	Polish Zloty	Sell	2/15/12	78,699	73,108	(5,591)
	Singapore Dollar	Sell	2/15/12	878,238	879,240	1,001
	South African Rand	Buy	2/15/12	748,793	748,997	(204)
	South Korean Won	Buy	2/15/12	604,732	590,675	14,057
	South Korean Won	Sell	2/15/12	604,732	600,746	(3,986)
	Swedish Krona	Sell	2/15/12	488,881	498,829	9,948
	Swiss Franc	Buy	2/15/12	1,321,687	1,305,255	16,432
	Swiss Franc	Sell	2/15/12	1,336,682	1,290,546	(46,136)
	Taiwan Dollar	Sell	2/15/12	391,838	395,239	3,401
	Turkish Lira	Buy	2/15/12	1,270,953	1,284,305	(13,352)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	2/15/12	2,660,535	2,586,387	74,148
	Brazilian Real	Buy	2/15/12	791,920	786,544	5,376
	British Pound	Sell	2/15/12	2,675,751	2,615,056	(60,695)
	Canadian Dollar	Buy	2/15/12	2,484,987	2,484,899	88
	Czech Koruna	Sell	2/15/12	580,573	584,151	3,578
	Euro	Sell	2/15/12	247,227	204,829	(42,398)
	Hungarian Forint	Buy	2/15/12	463,298	423,020	40,278
	Hungarian Forint	Sell	2/15/12	463,298	434,766	(28,532)
	Indonesian Rupiah	Buy	2/15/12	1,482	4,184	(2,702)
	Japanese Yen	Sell	2/15/12	3,682,839	3,650,008	(32,831)
	Malaysian Ringgit	Buy	2/15/12	11,036	2,780	8,256
	Mexican Peso	Sell	2/15/12	269,307	288,907	19,600
	New Zealand Dollar	Buy	2/15/12	410,557	390,923	19,634
	Norwegian Krone	Sell	2/15/12	497,869	494,802	(3,067)
	Polish Zloty	Buy	2/15/12	205,088	200,502	4,586
	Polish Zloty	Sell	2/15/12	205,088	191,789	(13,299)
	Singapore Dollar	Sell	2/15/12	390,187	390,618	431
	South African Rand	Buy	2/15/12	671,909	670,071	1,838
	South Korean Won	Buy	2/15/12	349,765	341,516	8,249
	South Korean Won	Sell	2/15/12	349,765	347,828	(1,937)
	Swedish Krona	Buy	2/15/12	27,531	4,525	23,006
	Swiss Franc	Sell	2/15/12	623,466	615,930	(7,536)
	Taiwan Dollar	Buy	2/15/12	794,182	776,128	18,054
	Taiwan Dollar	Sell	2/15/12	794,182	784,919	(9,263)
	Turkish Lira	Buy	2/15/12	413,985	391,918	22,067
	Turkish Lira	Sell	2/15/12	413,985	391,421	(22,564)
State Street Bank and Trust Co.
	Australian Dollar	Buy	2/15/12	3,458,048	3,351,504	106,544
	Brazilian Real	Buy	2/15/12	401,892	396,645	5,247
	British Pound	Sell	2/15/12	548,480	542,514	(5,966)
	Canadian Dollar	Buy	2/15/12	554,823	575,113	(20,290)
	Chilean Peso	Buy	2/15/12	387,608	387,729	(121)
	Czech Koruna	Sell	2/15/12	580,573	581,633	1,060
	Euro	Buy	2/15/12	671,961	693,494	(21,533)
	Hungarian Forint	Buy	2/15/12	580,452	536,778	43,674
	Hungarian Forint	Sell	2/15/12	580,452	528,060	(52,392)
	Indonesian Rupiah	Sell	2/15/12	3,147	6,191	3,044
	Japanese Yen	Sell	2/15/12	442,648	439,556	(3,092)
	Mexican Peso	Sell	2/15/12	245,719	283,900	38,181
	New Zealand Dollar	Buy	2/15/12	410,475	390,880	19,595
	Norwegian Krone	Buy	2/15/12	1,797,489	1,779,405	18,084
	Polish Zloty	Buy	2/15/12	587,225	584,861	2,364
	Singapore Dollar	Sell	2/15/12	878,238	879,181	943
	South African Rand	Buy	2/15/12	689,557	681,578	7,979
	South Korean Won	Buy	2/15/12	390,688	391,397	(709)
	Swedish Krona	Sell	2/15/12	897,739	897,447	(292)
	Swiss Franc	Sell	2/15/12	1,473,588	1,425,650	(47,938)
	Taiwan Dollar	Sell	2/15/12	391,838	386,989	(4,849)
	Turkish Lira	Buy	2/15/12	235,289	221,852	13,437
	Turkish Lira	Sell	2/15/12	235,289	228,679	(6,610)
Westpac Banking Corp.
	Australian Dollar	Buy	2/15/12	215,837	211,531	4,306
	British Pound	Sell	2/15/12	985,089	983,722	(1,367)
	Canadian Dollar	Buy	2/15/12	1,222,205	1,212,658	9,547
	Euro	Sell	2/15/12	5,045,399	4,996,991	(48,408)
	Japanese Yen	Buy	2/15/12	1,132,687	1,125,941	6,746
	New Zealand Dollar	Buy	2/15/12	804,039	784,195	19,844
	Norwegian Krone	Buy	2/15/12	1,243,369	1,234,795	8,574
	Swedish Krona	Buy	2/15/12	486,031	484,854	1,177

Total						$365,047

FUTURES CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	20	$2,684,153	Mar-12	$43,393
Euro STOXX 50 Index (Short)	935	29,597,238	Mar-12	(1,870,726)
Euro-Bund 10 yr (Short)	36	6,579,385	Mar-12	(102,159)
Euro-Swiss Franc 3 Month (Short)	47	12,776,290	Dec-12	(196,255)
Euro-Swiss Franc 3 Month (Short)	47	12,767,355	Jun-12	(142,181)
Euro-Swiss Franc 3 Month (Short)	47	12,759,696	Mar-12	(104,620)
Japanese Government Bond 10 yr (Long)	22	41,156,914	Mar-12	54,711
NASDAQ 100 Index E-Mini (Short)	534	26,318,190	Mar-12	(1,316,684)
S&P 500 Index E-Mini (Long)	762	49,842,420	Mar-12	772,236
S&P Mid Cap 400 Index E-Mini (Long)	474	44,314,260	Mar-12	2,217,372
U.K. Gilt 10 yr (Short)	229	42,310,644	Mar-12	(355,770)
U.S. Treasury Bond 30 yr (Long)	143	20,797,563	Mar-12	345,916
U.S. Treasury Note 10 yr (Short)	32	4,232,000	Mar-12	(36,967)

Total				$(691,734)

WRITTEN OPTIONS OUTSTANDING at 1/31/12 (premiums received $62,747,167) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

SPDR S&P 500 ETF Trust (Call)	$1,492,941	Feb-12/$136.00	$312,886
SPDR S&P 500 ETF Trust (Put)	83,466	Jan-13/95.00	232,485
SPDR S&P 500 ETF Trust (Put)	83,466	Jul-12/105.00	141,272
SPDR S&P 500 ETF Trust (Put)	273,284	Mar-12/90	10,010
SPDR S&P 500 ETF Trust (Put)	267,554	Feb-12/85	1,132
SPDR S&P 500 ETF Trust (Put)	105,301	May-12/90.00	29,927
SPDR S&P 500 ETF Trust (Put)	105,301	Nov-12/85.00	144,052
SPDR S&P 500 ETF Trust (Put)	137,607	Jun-12/95.00	89,098
SPDR S&P 500 ETF Trust (Put)	137,607	Dec-12/85.00	220,552
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	3,043,000	Apr-12/2.111	68,650
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	3,043,000	Apr-12/2.111	68,650
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	3,043,000	Apr-12/2.111	68,650
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	3,043,000	Apr-12/2.111	68,650
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	3,043,000	Apr-12/2.111	68,650
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.4275	692,751
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.4275	692,751
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.4275	692,751
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.4275	692,751
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.4275	692,751
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.4275	692,751
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.498	782,925
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.498	782,925
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.	3,091,000	Apr-12/2.60	185,213
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.	4,527,700	Apr-12/4.8675	5
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 2022.	4,527,700	Apr-12/4.8675	1,218,812
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.	8,571,000	Aug-12/2.394	374,638
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.	21,271,000	Aug-12/2.4475	1,009,734
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 2022.	55,602,200	Aug-12/2.73	384,767
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	55,602,200	Aug-12/2.73	3,805,971
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	39,821,400	Aug-12/2.855	219,018
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	39,821,400	Aug-12/2.855	3,125,183
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	5,161,178	Aug-14/4.20	89,288
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	5,161,178	Aug-14/4.20	800,752
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	6,636,700	Aug-15/4.375	345,898
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	6,636,700	Aug-15/4.375	2,187,357
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	6,636,700	Aug-15/4.46	325,152
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	6,636,700	Aug-15/4.46	2,280,894
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	10,259,726	Aug-16/3.625	536,584
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 2026.	10,259,726	Aug-16/3.625	997,245
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	21,094,416	Aug-16/4.17	381,809
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	21,094,416	Aug-16/4.17	1,668,125
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	18,978,932	Aug-16/4.28	682,198
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	18,978,932	Aug-16/4.28	2,587,815
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	35,414,819	Aug-16/4.35	4,992,569
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	8,352,631	Aug-16/4.68	251,414
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	8,352,631	Aug-16/4.68	1,363,985
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.	35,414,819	Aug-16/5.35	765,066
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.345% versus the three month USD-LIBOR-BBA maturing December 2022.	2,400,000	Dec-12/2.345	98,424
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 2022.	2,400,000	Dec-12/2.355	99,984
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	5,007,860	Feb-15/5.27	55,127
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	5,007,860	Feb-15/5.27	1,169,786
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	2,461,160	Feb-15/5.36	28,549
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	2,461,160	Feb-15/5.36	580,925
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.3625% versus the three month USD-LIBOR-BBA maturing January 2023.	2,400,000	Jan-13/2.3625	100,848
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,057,000	Jul-12/2.1714	60,208
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,057,000	Jul-12/2.1714	60,208
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,057,000	Jul-12/2.1714	60,208
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,057,000	Jul-12/2.1714	60,208
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,057,000	Jul-12/2.1714	60,208
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.	8,571,000	Jul-12/2.372	358,868
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	15,827,000	Jul-12/2.6075	937,750
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	15,827,000	Jul-12/2.6075	937,750
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.	15,827,000	Jul-12/2.61875	951,203
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.	2,246,000	Jul-12/2.6825	146,170
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	4,300,982	Jul-14/4.19	74,407
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	4,300,982	Jul-14/4.19	665,168
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	4,277,119	Jul-14/4.29	63,173
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	4,277,119	Jul-14/4.29	707,217
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	1,720,393	Jul-14/4.34	26,666
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	1,720,393	Jul-14/4.34	285,682
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	4,300,982	Jul-14/4.35	66,235
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	4,300,982	Jul-14/4.35	717,541
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	2,018,662	Jul-14/4.36	28,401
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	2,018,662	Jul-14/4.36	344,648
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	4,300,992	Jul-14/4.3725	64,945
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	4,300,992	Jul-14/4.3725	726,524
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	6,960,526	Jul-16/4.67	210,208
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	6,960,526	Jul-16/4.67	1,131,782
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	6,921,908	Jul-16/4.74	191,986
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	6,921,908	Jul-16/4.74	1,184,698
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	3,266,918	Jul-16/4.79	88,442
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	3,266,918	Jul-16/4.79	569,963
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,960,526	Jul-16/4.80	197,679
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,960,526	Jul-16/4.80	1,194,426
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,784,210	Jul-16/4.80	78,793
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,784,210	Jul-16/4.80	478,049
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	6,960,526	Jul-16/4.815	195,591
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	6,960,526	Jul-16/4.815	1,202,083
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,014,000	Jun-12/2.183	58,869
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,014,000	Jun-12/2.183	58,869
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,014,000	Jun-12/2.183	58,869
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,014,000	Jun-12/2.183	58,869
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,014,000	Jun-12/2.183	58,869
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.	8,571,000	Jun-12/2.346	341,383
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	8,451,295	Jun-16/4.12	665,599
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	8,316,290	Jun-16/4.39	738,570
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	8,263,488	Jun-16/4.575	111,838
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	8,263,488	Jun-16/4.575	803,376
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	5,365,418	Jun-16/4.815	138,256
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	5,365,418	Jun-16/4.815	953,483
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	8,316,290	Jun-16/4.89	100,627
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	8,451,295	Jun-16/5.12	89,119
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	2,957,000	Mar-12/2.119	62,274
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	2,957,000	Mar-12/2.119	62,274
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	2,957,000	Mar-12/2.119	62,274
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	2,957,000	Mar-12/2.119	62,274
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	2,957,000	Mar-12/2.119	62,274
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.	8,571,000	May-12/2.324	324,241
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	14,251,339	May-16/4.11	1,117,889
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	14,031,812	May-16/4.36	1,231,011
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	13,961,977	May-16/4.60	185,722
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	13,961,977	May-16/4.60	1,368,274
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	19,149,649	May-16/4.745	241,286
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	19,149,649	May-16/4.745	1,974,539
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	12,539,848	May-16/4.7575	159,256
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	12,539,848	May-16/4.7575	1,299,429
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	26,824,343	May-16/4.765	326,881
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	26,824,343	May-16/4.765	2,816,556
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	47,874,123	May-16/4.77	603,214
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	47,874,123	May-16/4.77	4,983,651
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	14,031,812	May-16/4.86	168,382
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	14,251,339	May-16/5.11	150,095
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.32% versus the three month USD-LIBOR-BBA maturing November 2022.	2,400,000	Nov-12/2.32	94,848
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.335% versus the three month USD-LIBOR-BBA maturing November 2022.	2,400,000	Nov-12/2.335	96,816
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.	8,571,000	Oct-12/2.443	403,523
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.	9,456,000	Oct-16/2.5625	272,806
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.	3,782,000	Oct-16/2.7975	130,517
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.	8,571,000	Sep-12/2.419	389,295
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	26,918,400	Sep-15/4.04	840,069
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	26,918,400	Sep-15/4.04	3,530,887
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	7,936,217	Sep-16/3.49	451,095
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	7,936,217	Sep-16/3.49	710,157

Total			$82,505,648

TBA SALE COMMITMENTS OUTSTANDING at 1/31/12 (proceeds receivable $34,181,094) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, February 1, 2042	$8,000,000	2/13/12	$8,456,250
FNMA, 3 1/2s, February 1, 2042	25,000,000	2/13/12	25,974,610

Total			$34,430,860

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$10,399,000		$—	1/12/22	3 month USD-LIBOR-BBA	2.13057%	$223,605
		1,138,000		—	1/13/14	3 month USD-LIBOR-BBA	0.6075%	1,991
		2,901,000		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	46,201
		14,823,100		—	1/13/22	3 month USD-LIBOR-BBA	2.05%	206,497
		55,289,600		—	1/13/17	1.1642%	3 month USD-LIBOR-BBA	(501,910)
		8,278,000		—	1/24/22	3 month USD-LIBOR-BBA	2.16%	193,915
		11,317,000		—	1/25/22	3 month USD-LIBOR-BBA	2.1825%	288,072
		1,370,000	(E)	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	40,470
		14,911,320		884,987	1/19/22	4.72%	3 month USD-LIBOR-BBA	(3,026,107)
		38,968,000		—	1/9/22	3 month USD-LIBOR-BBA	2.11%	770,292
		4,315,000		—	1/9/17	3 month USD-LIBOR-BBA	1.253%	58,699
		992,000		—	1/9/42	2.723%	3 month USD-LIBOR-BBA	(20,903)
	CAD	7,390,000		—	1/23/17	1.6325%	3 month CAD-BA-CDOR	(61,585)
	Barclays Bank PLC
		$27,638,000		—	1/5/17	1.2685%	3 month USD-LIBOR-BBA	(401,560)
		40,947,000		—	1/11/14	0.6575%	3 month USD-LIBOR-BBA	(112,467)
		185,087,000		—	1/12/14	0.655%	3 month USD-LIBOR-BBA	(498,578)
		24,564,000		—	1/12/17	3 month USD-LIBOR-BBA	1.226%	298,333
		4,362,000		—	1/13/22	2.074%	3 month USD-LIBOR-BBA	(70,502)
		6,571,000		—	1/13/22	2.05125%	3 month USD-LIBOR-BBA	(92,266)
		22,051,000		—	1/13/14	3 month USD-LIBOR-BBA	0.608%	38,804
		33,063,500		—	1/13/14	0.61%	3 month USD-LIBOR-BBA	(59,539)
		18,027,200		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(160,005)
		7,411,500		—	1/13/22	3 month USD-LIBOR-BBA	2.05%	103,248
		11,587,000		—	1/17/22	3 month USD-LIBOR-BBA	2.028%	134,090
		10,601,000		—	1/17/14	3 month USD-LIBOR-BBA	0.5675%	10,118
		48,635,000		—	1/19/22	1.9955%	3 month USD-LIBOR-BBA	(411,069)
		16,435,000		(28,761)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	(57,925)
		67,565,000		—	1/19/42	2.6192%	3 month USD-LIBOR-BBA	113,508
		5,625,000		—	1/19/22	1.992%	3 month USD-LIBOR-BBA	(45,680)
		8,409,000		—	1/20/22	3 month USD-LIBOR-BBA	1.993%	68,549
		4,141,000		—	1/20/42	2.631%	3 month USD-LIBOR-BBA	(2,360)
		10,750,000		—	1/23/14	0.5875%	3 month USD-LIBOR-BBA	(14,623)
		7,843,000		—	1/24/14	3 month USD-LIBOR-BBA	0.5875%	10,585
		2,368,000		—	1/24/22	2.1375%	3 month USD-LIBOR-BBA	(50,512)
		6,837,000		—	1/24/14	3 month USD-LIBOR-BBA	0.591%	9,710
		587,000		—	1/26/22	3 month USD-LIBOR-BBA	2.185%	15,033
		2,451,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(68,358)
		17,959,000		—	1/27/22	2.082125%	3 month USD-LIBOR-BBA	(286,698)
		8,349,000		—	1/30/22	2.062%	3 month USD-LIBOR-BBA	(115,855)
		510,000		—	1/30/22	3 month USD-LIBOR-BBA	2.061%	7,031
		4,527,000		—	1/31/22	2.01%	3 month USD-LIBOR-BBA	(40,991)
		44,435,000		—	2/1/14	3 month USD-LIBOR-BBA	0.5325%	12,442
		40,763,000		—	2/1/17	1.031%	3 month USD-LIBOR-BBA	(71,335)
		7,915,000		—	2/1/22	1.976%	3 month USD-LIBOR-BBA	(45,432)
		4,458,000		—	2/1/42	3 month USD-LIBOR-BBA	2.7075%	72,977
		487,000		—	2/1/22	3 month USD-LIBOR-BBA	1.958%	1,982
		27,552,000		—	2/2/17	1.035%	3 month USD-LIBOR-BBA	(53,473)
		8,887,000		—	2/2/22	1.965%	3 month USD-LIBOR-BBA	(42,261)
		2,512,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(524)
		9,116,000		—	2/2/14	0.515%	3 month USD-LIBOR-BBA	539
		12,786,000		—	2/2/22	1.92833%	3 month USD-LIBOR-BBA	(16,388)
		503,000		—	2/2/22	3 month USD-LIBOR-BBA	1.9125%	(110)
		3,503,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	150,244
	AUD	16,350,000		—	1/27/17	4.43%	6 month AUD-BBR-BBSW	(190,739)
	AUD	7,110,000		—	1/27/22	6 month AUD-BBR-BBSW	4.81%	156,709
	AUD	1,770,000		—	2/1/22	4.609%	6 month AUD-BBR-BBSW	(8,555)
	GBP	3,910,000		—	1/23/22	2.4275%	6 month GBP-LIBOR-BBA	(99,325)
	GBP	2,960,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(367,390)
	GBP	1,320,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(290,014)
	GBP	4,470,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	643,242
	Citibank, N.A.
		$35,912,000		—	1/12/14	0.6565%	3 month USD-LIBOR-BBA	(97,844)
		491,000		—	1/12/17	3 month USD-LIBOR-BBA	1.2264%	5,973
		31,297,000		—	1/19/22	3 month USD-LIBOR-BBA	2.021%	338,966
		11,137,000		—	1/19/42	3 month USD-LIBOR-BBA	2.6455%	43,866
		1,390,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	12,635
		3,503,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	150,244
		13,030,000		283,594	1/17/22	2.4475%	3 month USD-LIBOR-BBA	(376,578)
		9,248,000		—	1/10/17	1.216%	3 month USD-LIBOR-BBA	(108,516)
	Credit Suisse International
		37,684,000		—	1/5/14	0.73%	3 month USD-LIBOR-BBA	(158,286)
		14,320,000		—	1/5/17	3 month USD-LIBOR-BBA	1.26875%	208,348
		27,693,000		—	1/6/17	3 month USD-LIBOR-BBA	1.2753%	410,547
		48,586,000		—	1/12/14	0.6525%	3 month USD-LIBOR-BBA	(128,385)
		48,329,000		—	1/13/14	0.617%	3 month USD-LIBOR-BBA	(93,963)
		629,000		—	1/13/17	3 month USD-LIBOR-BBA	1.1795%	6,180
		4,119,400		—	1/13/42	3 month USD-LIBOR-BBA	2.70%	65,604
		31,997,000		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(59,258)
		44,742,800		—	1/13/17	1.164104%	3 month USD-LIBOR-BBA	(406,166)
		40,061,000		—	1/17/42	3 month USD-LIBOR-BBA	2.688%	525,163
		56,291,000		—	1/17/22	3 month USD-LIBOR-BBA	2.0505%	769,564
		43,417,000		—	1/20/14	3 month USD-LIBOR-BBA	0.583%	55,620
		527,000		—	1/20/42	3 month USD-LIBOR-BBA	2.673%	5,138
		3,273,000		—	1/23/17	1.165%	3 month USD-LIBOR-BBA	(28,470)
		879,000		—	1/23/42	3 month USD-LIBOR-BBA	2.765%	25,662
		4,851,000		—	1/23/22	2.09875%	3 month USD-LIBOR-BBA	(86,183)
		22,589,000		—	1/27/14	0.550278%	3 month USD-LIBOR-BBA	(13,866)
		6,656,000		—	1/27/14	3 month USD-LIBOR-BBA	0.56%	5,358
		21,555,000		—	1/30/14	0.533%	3 month USD-LIBOR-BBA	(5,886)
		3,503,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	150,244
		32,707,000		—	1/30/17	1.075%	3 month USD-LIBOR-BBA	(131,454)
		2,128,000		—	1/30/22	3 month USD-LIBOR-BBA	2.0725%	31,615
		681,000		—	1/30/42	2.81%	3 month USD-LIBOR-BBA	(26,183)
		34,950,000		—	1/30/17	1.056%	3 month USD-LIBOR-BBA	(107,947)
		12,195,000		—	1/31/17	1.04%	3 month USD-LIBOR-BBA	(27,618)
		29,073,000		—	2/1/17	1.04%	3 month USD-LIBOR-BBA	(63,670)
		2,511,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(523)
		1,829,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	64,582
	CHF	1,780,000		—	1/23/22	6 month CHF-LIBOR-BBA	1.1225%	11,175
	CHF	1,780,000		—	1/25/22	6 month CHF-LIBOR-BBA	1.1775%	21,678
	GBP	2,961,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	335,805
	SEK	14,200,000		—	1/23/22	2.30%	3 month SEK-STIBOR-SIDE	4,989
	SEK	14,200,000		—	1/25/22	2.4275%	3 month SEK-STIBOR-SIDE	(18,743)
	Deutsche Bank AG
		$48,829,000		—	1/6/14	0.7245%	3 month USD-LIBOR-BBA	(199,829)
		18,522,000		—	1/6/17	3 month USD-LIBOR-BBA	1.257%	257,867
		13,368,000		—	1/6/17	3 month USD-LIBOR-BBA	1.255%	184,891
		62,865,000		—	1/13/14	3 month USD-LIBOR-BBA	0.618%	123,513
		5,137,000		—	1/13/17	3 month USD-LIBOR-BBA	1.178%	50,110
		35,552,200		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(65,842)
		43,906,500		—	1/13/17	1.16%	3 month USD-LIBOR-BBA	(389,703)
		18,528,800		—	1/13/22	3 month USD-LIBOR-BBA	2.05375%	264,640
		21,784,000		—	1/19/14	0.5625%	3 month USD-LIBOR-BBA	(19,049)
		5,261,000		—	1/19/17	1.102%	3 month USD-LIBOR-BBA	(30,431)
		9,326,000		—	1/20/17	1.10%	3 month USD-LIBOR-BBA	(52,683)
		50,329,000		—	1/20/22	2.02%	3 month USD-LIBOR-BBA	(537,018)
		51,235,000		—	1/20/42	3 month USD-LIBOR-BBA	2.656%	313,788
		19,285,000		—	1/20/17	3 month USD-LIBOR-BBA	1.1225%	130,288
		14,206,000		—	1/23/22	2.0475%	3 month USD-LIBOR-BBA	(184,603)
		11,883,000		—	1/23/22	2.108%	3 month USD-LIBOR-BBA	(221,358)
		113,483,000		—	1/23/17	3 month USD-LIBOR-BBA	1.15641%	939,262
		21,563,000		—	1/24/17	3 month USD-LIBOR-BBA	1.19233%	215,353
		27,031,000		—	1/30/14	0.53125%	3 month USD-LIBOR-BBA	(6,867)
		2,512,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(524)
		703,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	5,919
		3,503,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	150,244
		2,846,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	140,479
		31,689,495		(59,814)	1/5/14	0.545%	3 month USD-LIBOR-BBA	(76,506)
		31,800,000		—	1/3/14	0.773%	3 month USD-LIBOR-BBA	(161,010)
		24,573,000		—	1/5/17	1.2699%	3 month USD-LIBOR-BBA	(358,773)
	EUR	10,880,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(1,419,285)
	Goldman Sachs International
		$19,626,000		—	1/5/17	1.285%	3 month USD-LIBOR-BBA	(301,086)
		30,599,000		—	1/6/17	3 month USD-LIBOR-BBA	1.2568%	425,696
		38,577,000		—	1/12/14	3 month USD-LIBOR-BBA	0.6565%	105,105
		29,635,000		—	1/12/17	1.2185%	3 month USD-LIBOR-BBA	(348,838)
		77,637,800		—	1/13/17	1.164785%	3 month USD-LIBOR-BBA	(707,135)
		14,901,000		(25,890)	1/4/14	0.61%	3 month USD-LIBOR-BBA	(53,094)
		3,503,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	150,244
		41,110,000		—	1/27/17	1.0825%	3 month USD-LIBOR-BBA	(184,295)
		9,557,000		—	1/27/17	3 month USD-LIBOR-BBA	1.11%	55,775
		5,627,000		—	1/30/42	3 month USD-LIBOR-BBA	2.8019%	206,607
		5,428,000		—	1/30/22	3 month USD-LIBOR-BBA	2.052%	70,272
		232,582,000	(F)	—	2/1/17	3 month USD-LIBOR-BBA	1.041%	533,543
		2,328,000		—	2/2/42	2.69%	3 month USD-LIBOR-BBA	(30,294)
		6,910,000		—	2/2/17	3 month USD-LIBOR-BBA	0.98875%	(2,412)
		515,000		—	2/2/42	2.64%	3 month USD-LIBOR-BBA	(1,032)
		2,846,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	140,479
		3,952,000		(44,658)	1/27/22	3 month USD-LIBOR-BBA	2.27%	87,596
		2,954,000		62,442	1/27/22	2.52%	3 month USD-LIBOR-BBA	(105,176)
		63,960,000	(E)	—	2/7/17	1.35%	3 month USD-LIBOR-BBA	(1,097,554)
	EUR	10,900,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	463,142
	GBP	2,537,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	139,284
	GBP	1,320,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	122,745
	GBP	2,400,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(113,571)
	GBP	2,304,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(263,222)
	GBP	2,303,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(241,115)
	JPMorgan Chase Bank, N.A.
		$28,892,000		—	1/11/17	1.2125%	3 month USD-LIBOR-BBA	(332,980)
		41,427,000		—	1/11/17	3 month USD-LIBOR-BBA	1.187%	425,489
		124,082,000		—	1/13/14	3 month USD-LIBOR-BBA	0.613%	231,070
		286,000		—	1/13/17	1.1673%	3 month USD-LIBOR-BBA	(2,640)
		71,104,400		—	1/13/14	0.6125%	3 month USD-LIBOR-BBA	(131,684)
		68,995,900		—	1/13/17	1.168249%	3 month USD-LIBOR-BBA	(640,272)
		64,467,000		—	1/17/14	0.587%	3 month USD-LIBOR-BBA	(86,517)
		10,473,000		—	1/17/17	1.115%	3 month USD-LIBOR-BBA	(67,942)
		122,000		—	1/19/22	1.99%	3 month USD-LIBOR-BBA	(969)
		83,000		—	1/19/14	0.56%	3 month USD-LIBOR-BBA	(68)
		1,615,000		—	1/20/17	1.117%	3 month USD-LIBOR-BBA	(10,472)
		112,105,000		—	1/20/22	3 month USD-LIBOR-BBA	2.0075%	1,065,708
		15,413,000		—	1/20/42	2.6455%	3 month USD-LIBOR-BBA	(59,822)
		19,476,000		—	1/20/22	3 month USD-LIBOR-BBA	2.029%	224,031
		4,616,000		—	1/23/42	3 month USD-LIBOR-BBA	2.688%	58,933
		42,135,000		—	1/23/14	3 month USD-LIBOR-BBA	0.59%	59,445
		33,051,000		—	1/23/22	3 month USD-LIBOR-BBA	2.097184%	582,548
		15,187,000		—	1/25/17	3 month USD-LIBOR-BBA	1.2255%	175,795
		8,780,000		—	1/27/22	3 month USD-LIBOR-BBA	2.10%	154,844
		3,503,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	150,244
		13,030,000		279,570	1/17/22	2.453%	3 month USD-LIBOR-BBA	(387,275)
		4,580,000		—	2/1/14	3 month USD-LIBOR-BBA	0.54125%	2,107
		1,900,000		—	2/1/22	1.95125%	3 month USD-LIBOR-BBA	(6,517)
		10,308,000		—	2/1/22	1.956%	3 month USD-LIBOR-BBA	(39,995)
		965,000		—	2/2/14	0.5175%	3 month USD-LIBOR-BBA	9
		1,690,000		—	2/2/22	1.92875%	3 month USD-LIBOR-BBA	(2,233)
		805,000		—	2/2/42	2.6675%	3 month USD-LIBOR-BBA	(6,487)
		2,512,000		—	2/2/22	1.917%	3 month USD-LIBOR-BBA	(524)
		9,790,000		(187,479)	1/19/22	3 month USD-LIBOR-BBA	2.2775%	152,490
		24,852,200		1,433,972	1/17/22	4.80%	3 month USD-LIBOR-BBA	(5,273,364)
	CAD	1,830,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(42,543)
	CAD	3,770,000		—	1/24/22	2.3825%	3 month CAD-BA-CDOR	(59,108)
	EUR	7,090,000		—	12/16/16	1 month EUR-EONIA-OIS-COMPOUND	1.205%	138,211
	EUR	17,370,000		—	12/16/13	0.52%	1 month EUR-EONIA-OIS-COMPOUND	(70,687)
	JPY	22,600,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	9,213
	JPY	30,400,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(3,211)
	UBS AG
	CHF	30,584,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(484,547)

	Total							$(8,473,919)
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s)regarding extended effective dates.

(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (”ASC 820”) based on the securities' valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$3,141,957	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	$(60,035)
baskets	182,716	—	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of common stocks	(734,540)
Barclays Bank PLC
	$822,261	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(546)
	1,823,018	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,346)
	126,367	553	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,874)
	3,024,654	(473)	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(63,020)
	4,125,736	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,098)
	2,659,227	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,767)
	2,048,725	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	556
	10,479,754	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,731)
	2,075,327	36,967	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,232)
	9,230,614	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,068)
	6,745,132	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,829
	2,705,834	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	12,010
	315,976	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,215)
	2,620,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(49,694)
	3,141,957	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	60,035
	337,787	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,280)
	9,698,538	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	76,886
	1,389,066	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	11,012
	1,239,364	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(23,041)
	4,843,321	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,313
	15,740,975	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(46,159)
	10,018,754	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	44,469
	3,896,025	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,425)
	17,387,288	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	27,383
	1,164,030	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,378
	11,520,374	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	18,143
	5,013,348	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(93,203)
	24,551	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	39
	23,848,514	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,468
	719,883	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(478)
	2,335,895	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,552)
	1,693,119	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,125)
	7,337,162	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	50,708
	5,722,889	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(115,645)
Citibank, N.A.
	2,701,766	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	733
	5,704,638	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(109,001)
	1,281,058	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	347
baskets	753	—	4/11/12	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL1) of common stocks	977,075
baskets	412,153	—	10/29/12	(3 month USD-LIBOR-BBA minus 1.6%)	A basket (CGPUTSB9) of common stocks	(2,478,555)
units	16,807	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	(1,063,653)
units	702	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	(44,272)
units	260	—	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 1000 Total Return Index	(16,454)
Credit Suisse International
	$1,614,440	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	438
	6,294,281	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(120,268)
	2,059,006	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(39,342)
shares	119,200	—	3/13/12	(1 month USD-LIBOR minus 1.00%)	iShares iBoxx H/Y Corp Bond ETF	181,969
shares	119,200	—	3/13/12	(1 month USD-LIBOR minus 1.00%)	SPDR Barclays Capital High ETF	105,075
Deutsche Bank AG
	$7,441,962	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	71,968
Goldman Sachs International
	1,500,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	13,491
	1,125,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	9,001
	6,414,172	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(125,600)
	3,092,461	(12,563)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	53,085
	3,103,270	(6,788)	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(69,083)
	2,686,429	(24,346)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	33,420
	2,695,819	9,267	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(45,515)
	635,282	(10,125)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,623
	1,317,938	15,239	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,706)
	2,544,341	53,272	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	0
	2,535,479	(61,802)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,546)
EUR	7,181,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(100,600)
UBS, AG
baskets	476,409	—	5/24/12	(3 month USD-LIBOR-BBA)	A basket (UBSEMBSK) of common stocks	510,853
contracts	112,073	—	5/24/12	3 month USD-LIBOR-BBA minus 0.35%	MSCI Daily Total Return Net USD Index	(6,190,262)
shares	130,053	—	2/28/12	(3 month USD-LIBOR-BBA minus 0.25%)	iShares MSCI Emerging Markets Index	600,775

Total						$(8,841,849)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(4,006)	$450,000	12/20/19	(100 bp)	$67,959
	Deutsche Bank AG
	DJ CDX NA IG Series 17 Index	BBB+/P	765,298	38,800,000	12/20/16	100 bp	789,137
	JPMorgan Chase Bank, N.A.
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(353,495)	3,478,000	12/20/16	(100 bp)	(139,092)
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(257,485)	3,458,000	3/20/17	(100 bp)	(29,011)
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(2,475,821)	20,906,000	3/20/17	(100 bp)	25,961
	Bundesrepublic of Deutschland, 6%, 6/20/16	—	(322,336)	8,696,000	12/20/16	(25 bp)	(71,314)
	France, Gov't of, 4.25%, 04/25/2019	—	(947,722)	10,434,000	12/20/16	(25 bp)	(223,692)
	France, Gov't of, 4.25%, 04/25/2019	—	(247,336)	3,458,000	3/20/17	(25 bp)	10,200
	Republic of Austria, 4.65%, 1/5/18	—	(419,892)	8,695,000	12/20/16	(100 bp)	(146,977)
	Republic of Italy, 6 7/8%, 9/27/23	—	(1,134,590)	4,284,000	12/20/21	(100 bp)	(264,785)
	Republic of Italy, 6 7/8%, 9/27/23	A2	949,828	10,818,000	12/20/13	100 bp	374,347

	Total						$392,733

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $691,997,605.
(b)	The aggregate identified cost on a tax basis is $908,201,957, resulting in gross unrealized appreciation and depreciation of $47,951,852 and $30,031,542, respectively, or net unrealized appreciation of $17,920,310.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $457,184, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $9,052 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $122,107,823 and $102,491,347, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $589,477,438 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
Outstanding contracts on written options and purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $458,800,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $2,920,500,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk, to gain exposure on individual names and/or baskets of securities and to (any additional reason listed on the most recent shareholder report).
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $94,900,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $261,452 at the close of the reporting period.Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $65,190,045 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $65,533,024.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$5,855,958	$—	$—
Capital goods	9,351,115	—	—
Communication services	6,962,985	—	—
Conglomerates	1,044,763	—	—
Consumer cyclicals	26,775,518	—	—
Consumer staples	23,477,587	—	—
Energy	21,981,896	457,184	—
Financials	25,986,320	—	—
Health care	19,986,683	—	—
Technology	65,998,094	—	—
Transportation	5,701,271	—	—
Utilities and power	6,866,975	—	—
Total common stocks	219,989,165	457,184	—
Asset-backed securities	$—	$11,757,029	$—
Commodity linked notes	—	16,531,770	—
Corporate bonds and notes	—	107,879,329	—
Foreign government bonds and notes	—	11,746,330	—
Mortgage-backed securities	—	121,389,088	30,199
Purchased options outstanding	—	32,322,029	—
Senior loans	—	45,721,318	—
U.S. Government and Agency Mortgage Obligations	—	148,719,144	—
Short-term investments	63,543,734	146,035,948	—

Totals by level	$283,532,899	$642,559,169	$30,199

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$365,047	$—
Futures contracts	(691,734)	—	—
Written options	—	(82,505,648)	—
TBA sale commitments	—	(34,430,860)	—
Interest rate swap contracts	—	(11,071,882)	—
Total return swap contracts	—	(8,841,050)	—
Credit default contracts	—	4,840,290	—

Totals by level	$(691,734)	$(131,644,103)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$5,597,740	$575,481
Foreign exchange contracts	2,008,557	1,643,510
Equity contracts	7,410,597	14,896,560
Interest rate contracts	47,006,421	110,490,712

Total	$62,023,315	$127,606,263

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
1/31/12 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Airlines (0.6%)

China Eastern Airlines Corporation Limited (Hong Kong)(NON)	124,000	$44,130

		44,130
Auto components (2.2%)

Apollo Tyres, Ltd. (India)	48,370	70,875

Hyundai Mobis (South Korea)	373	91,976

		162,851
Automobiles (3.8%)

Brilliance China Automotive Holdings, Inc. (China)(NON)	48,000	51,309

Hyundai Motor Co. (South Korea)	490	96,399

Kia Motors Corp. (South Korea)	2,163	129,971

		277,679
Capital markets (0.8%)

BGP Holdings PLC (Malta)(F)	132,965	174

Yuanta Financial Holding Co., Ltd. (Taiwan)	100,264	56,592

		56,766
Chemicals (0.8%)

Formosa Chemicals & Fibre Corp. (Taiwan)	20,000	57,457

		57,457
Commercial banks (23.1%)

Agricultural Bank of China, Ltd. (China)	297,000	146,675

Bank Mandiri Persero Tbk PT (Indonesia)	121,500	90,551

China Construction Bank Corp. (China)	527,000	421,991

Commerce Asset-Holding Berhad (Malaysia)	22,000	49,974

DBS Group Holdings, Ltd. (Singapore)	19,000	204,675

Industrial and Commercial Bank of China, Ltd. (China)	550,000	385,091

Kasikornbank PCL NVDR (Thailand)	27,200	113,462

KB Financial Group, Inc. (South Korea)	2,919	110,695

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	120,500	91,816

United Overseas Bank, Ltd. (Singapore)	6,000	82,713

		1,697,643
Commercial services and supplies (0.6%)

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)	1,400	47,358

		47,358
Communications equipment (1.2%)

HTC Corp. (Taiwan)	2,000	32,818

Wistron NeWeb Corp. (Taiwan)	28,049	57,828

		90,646
Construction and engineering (3.3%)

Daelim Industrial Co., Ltd. (South Korea)	1,163	111,812

KEPCO Engineering & Construction Co., Inc. (South Korea)	494	40,897

Samsung Engineering Co., Ltd. (South Korea)	487	92,991

		245,700
Construction materials (4.3%)

Asia Cement Corp. (Taiwan)	47,000	56,392

China National Building Material Co., Ltd. (China)	74,000	89,503

China Shanshui Cement Group, Ltd. (China)	80,000	58,799

Siam Cement PCL NVDR (Thailand)	9,800	109,646

		314,340
Electrical equipment (0.8%)

Harbin Equipment Co., Ltd. (China)	58,000	56,165

		56,165
Electronic equipment, instruments, and components (5.5%)

Hollysys Automation Technologies, Ltd. (China)(NON)	7,046	68,417

Hon Hai Precision Industry Co., Ltd. (Taiwan)	58,600	188,748

Tripod Technology Corp. (Taiwan)	23,530	65,530

Unimicron Technology Corp. (Taiwan)	59,000	77,670

		400,365
Food products (2.2%)

First Resources, Ltd. (Singapore)	17,000	22,165

Golden Agri-Resources, Ltd. (Singapore)	75,000	43,825

Zhongpin, Inc. (China)(NON)	8,614	97,855

		163,845
Health-care equipment and supplies (0.6%)

Biosensors International Group, Ltd. (Singapore)(NON)	34,000	43,789

		43,789
Hotels, restaurants, and leisure (4.1%)

Genting Bhd (Malaysia)	36,000	131,598

Home Inns & Hotels Management, Inc. ADR (China)(NON)	2,941	86,730

Sands China, Ltd. (Hong Kong)(NON)	25,200	85,297

		303,625
Household durables (1.1%)

Skyworth Digital Holdings, Ltd. (China)	188,000	80,724

		80,724
Independent power producers and energy traders (0.7%)

China WindPower Group, Ltd. (China)(NON)	1,280,000	51,990

		51,990
Industrial conglomerates (1.7%)

Keppel Corp., Ltd. (Singapore)	14,400	124,212

		124,212
Insurance (1.4%)

AIA Group, Ltd. (Hong Kong)	31,600	105,533

		105,533
Internet software and services (1.9%)

Tencent Holdings, Ltd. (China)	5,600	136,980

		136,980
Machinery (3.2%)

China National Materials Co., Ltd. (China)	169,000	70,605

Samsung Heavy Industries Co., Ltd. (South Korea)	2,220	70,551

SembCorp Marine, Ltd. (Singapore)	24,000	94,828

		235,984
Media (1.9%)

Media Nusantara Citra Tbk PT (Indonesia)	284,500	42,722

Television Broadcasts, Ltd. (Hong Kong)	16,000	93,149

		135,871
Metals and mining (1.3%)

Sterlite Industries (India), Ltd. (India)	18,483	43,231

Sterlite Industries (India), Ltd. ADR (India)	5,800	53,070

		96,301
Multiline retail (1.8%)

Hyundai Department Store Co., Ltd. (South Korea)	437	71,190

PCD Stores Group, Ltd. (China)	408,000	62,079

		133,269
Oil, gas, and consumable fuels (3.5%)

CNOOC, Ltd. (China)	51,000	104,824

PT Adaro Energy Tbk (Indonesia)	423,000	86,106

Straits Asia Resources, Ltd. (Singapore)	34,000	63,791

		254,721
Real estate management and development (6.6%)

Asian Property Development PCL (Thailand)	252,700	42,900

C C Land Holdings, Ltd. (China)	255,000	55,568

Cheung Kong Holdings, Ltd. (Hong Kong)	8,000	107,692

China Overseas Land & Investment, Ltd. (China)	28,000	52,207

Guangzhou R&F Properties Co., Ltd. (China)	82,400	80,750

Henderson Land Development Co., Ltd. (Hong Kong)	19,000	103,142

Midland Holdings, Ltd. (Hong Kong)	80,000	42,913

		485,172
Semiconductors and semiconductor equipment (9.3%)

Samsung Electronics Co., Ltd. (South Korea)	595	586,340

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	35,000	92,860

		679,200
Software (1.0%)

Perfect World Co., Ltd. ADR (China)(NON)	6,889	73,850

		73,850
Textiles, apparel, and luxury goods (0.8%)

LG Fashion Corp. (South Korea)	1,360	55,146

		55,146
Thrifts and mortgage finance (1.8%)

LIC Housing Finance, Ltd. (India)	25,717	130,548

		130,548
Tobacco (1.3%)

KT&G Corp. (South Korea)	1,381	96,628

		96,628
Trading companies and distributors (0.7%)

Noble Group, Ltd. (Hong Kong)	47,000	50,443

		50,443
Wireless telecommunication services (3.4%)

Bharti Airtel, Ltd. (India)	10,255	75,847

China Mobile, Ltd. (China)	17,000	173,830

		249,677

Total common stocks (cost $7,643,778)		$7,138,608

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

iShares FTSE A50 China Index ETF (China)	29,100	$41,875

Total investment Companies (cost $40,537)		$41,875

SHORT-TERM INVESTMENTS (2.1%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.08%(e)	156,497	$156,497

Total short-term investments (cost $156,497)		$156,497

TOTAL INVESTMENTS

Total investments (cost $7,840,812)(b)		$7,336,980

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
ETF	Exchange Traded Fund
NVDR	Non-voting Depository Receipt
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $7,336,162.
(b)	The aggregate identified cost on a tax basis is $7,864,647, resulting in gross unrealized appreciation and depreciation of $426,280 and $953,947, respectively, or net unrealized depreciation of $527,667.
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $153 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $5,086,018 and $5,348,092, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	33.4%
	South Korea	21.8
	Taiwan	9.4
	Singapore	9.3
	Hong Kong	8.6
	India	5.1
	Indonesia	4.2
	Thailand	3.6
	Malaysia	2.5
	United States	2.1

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$1,149,165	$—	$—
Consumer staples	260,473	—	—
Energy	254,721	—	—
Financials	2,475,488	—	174
Health care	43,789	—	—
Industrials	803,992	—	—
Information technology	1,381,041	—	—
Materials	468,098	—	—
Telecommunication services	249,677	—	—
Utilities	51,990	—	—
Total common stocks	7,138,434	—	174
Investment Companies	41,875	—	—
Short-term investments	156,497	—	—

Totals by level	$7,336,806	$—	$174

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Capital Spectrum Fund

The fund's portfolio
1/31/12 (Unaudited)

COMMON STOCKS (59.7%)(a)
		Shares	Value

Aerospace and defense (2.2%)

Northrop Grumman Corp.		297,263	$17,256,117

			17,256,117
Airlines (3.9%)

United Continental Holdings, Inc.(NON)		1,334,100	30,817,710

			30,817,710
Banking (5.3%)

Bank of America Corp.		3,934,400	28,052,272

JPMorgan Chase & Co.		374,600	13,972,580

			42,024,852
Biotechnology (5.4%)

Cubist Pharmaceuticals, Inc.(NON)		1,014,869	41,426,953

Sequenom, Inc.(NON)(S)		314,509	1,355,534

			42,782,487
Cable television (9.5%)

DISH Network Corp. Class A		2,715,654	75,821,060

			75,821,060
Chemicals (5.4%)

LyondellBasell Industries NV Class A (Netherlands)		603,711	26,019,944

OM Group, Inc.(NON)(S)		139,500	3,784,635

W.R. Grace & Co.(NON)		244,300	13,079,822

			42,884,401
Distribution (0.2%)

Rentrak Corp.(NON)		92,500	1,582,675

			1,582,675
Energy (oil field) (—%)

Stallion Oilfield Holdings, Ltd.		10,433	349,506

			349,506
Entertainment (0.1%)

Metro-Goldwyn-Mayer Studios, Inc. Class A (acquired 10/28/10, cost $1,026,629)(RES)		36,206	859,893

			859,893
Gaming and lottery (—%)

MTR Gaming Group, Inc.(NON)		95,337	227,855

			227,855
Health-care services (0.5%)

Lincare Holdings, Inc.		141,350	3,631,282

			3,631,282
Household furniture and appliances (3.5%)

Select Comfort Corp.(NON)(S)		1,103,048	27,664,444

			27,664,444
Manufacturing (1.6%)

Parker Hannifin Corp.		159,700	12,884,596

			12,884,596
Medical technology (1.9%)

OraSure Technologies, Inc.(NON)		970,176	10,798,059

STAAR Surgical Co.(NON)		401,555	4,372,934

			15,170,993
Oil and gas (4.4%)

Cabot Oil & Gas Corp. Class A		446,200	14,233,780

Compton Petroleum Corp. (Canada)(NON)		11,290	47,565

Plains Exploration & Production Co.(NON)		538,400	20,308,448

			34,589,793
Pharmaceuticals (2.7%)

Biospecifics Technologies Corp.(NON)		127,031	2,416,130

Jazz Pharmaceuticals PLC (Ireland)(NON)		414,700	19,283,550

			21,699,680
Real estate (0.5%)

CreXus Investment Corp.(R)		240,275	2,659,844

MFA Financial, Inc.(R)		202,600	1,487,084

			4,146,928
Restaurants (1.2%)

AFC Enterprises(NON)		513,622	8,654,531

Famous Dave's of America, Inc.(NON)		59,800	619,528

			9,274,059
Telecommunications (10.6%)

EchoStar Corp. Class A(NON)		3,200,014	83,936,367

			83,936,367
Trucks and parts (0.8%)

Westport Innovations, Inc. (Canada)(NON)(S)		145,700	6,061,113

			6,061,113

Total common stocks (cost $414,360,573)			$473,665,811

CORPORATE BONDS AND NOTES (9.3%)(a)
		Principal amount	Value

Automotive (0.1%)

Navistar International Corp. sr. notes 8 1/4s, 2021		$450,000	$483,750

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	200,000	268,692

			752,442
Banking (0.1%)

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017		$500,000	478,750

			478,750
Broadcasting (—%)

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015		300,000	311,250

			311,250
Cable television (0.1%)

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		500,000	530,000

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019		25,000	27,125

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)		225,000	254,250

			811,375
Chemicals (0.1%)

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)		250,000	260,625

INEOS Group Holdings, Ltd. 144A company guaranty unsec. sub. notes 8 1/2s, 2016 (United Kingdom)		500,000	450,000

			710,625
Coal (0.1%)

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017		500,000	540,000

			540,000
Commercial and consumer services (0.4%)

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018		1,000,000	1,107,500

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016		1,000,000	985,000

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016		2,015,000	1,103,213

			3,195,713
Computers (0.2%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)		2,069,500	1,857,376

			1,857,376
Consumer services (—%)

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		350,000	361,375

			361,375
Containers (—%)

Reynolds Group DL Escrew, Inc./Reynolds Group Escrew, LLC 144A company guaranty sr. notes 8 3/4s, 2016		130,000	138,450

			138,450
Electric utilities (0.2%)

AES Corp. (The) 144A sr. notes 7 3/8s, 2021		1,000,000	1,105,000

			1,105,000
Electronics (0.3%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017		1,000,000	1,080,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		670,000	730,300

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		700,000	764,750

			2,575,050
Financial (0.1%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		500,000	536,250

			536,250
Food (0.1%)

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022		700,000	724,500

			724,500
Forest products and packaging (—%)

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)	EUR	70,000	99,750

			99,750
Gaming and lottery (4.7%)

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018		$1,070,000	826,575

Chester Downs & Marina, LLC 144A notes 9 1/4s, 2020		335,000	342,538

FireKeepers Development Authority 144A sr. sec. notes 13 7/8s, 2015		450,000	506,813

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019		37,500,000	34,312,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		1,000,000	1,082,500

			37,070,926
Health-care services (0.1%)

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		500,000	565,625

			565,625
Homebuilding (—%)

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		265,000	245,125

			245,125
Investment banking/Brokerage (0.2%)

Jefferies Group, Inc. sr. unsec. notes 5 1/8s, 2018		2,000,000	1,800,000

			1,800,000
Lodging/Tourism (—%)

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		77,000	85,181

			85,181
Machinery (0.1%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		500,000	536,250

Terex Corp. sr. unsec. sub. notes 8s, 2017		500,000	505,000

			1,041,250
Manufacturing (0.1%)

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.956s, 2015		20,000	19,050

RBS Global, Inc./Rexnord Corp. company guaranty unsec. sr. notes 8 1/2s, 2018		500,000	531,250

			550,300
Media (—%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015		335,000	283,075

			283,075
Medical technology (0.2%)

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018		1,335,000	1,361,700

			1,361,700
Metals (0.1%)

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)		400,000	428,000

			428,000
Oil and gas (0.5%)

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019		1,000,000	980,000

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019		765,000	835,763

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014		250,000	253,125

Plains Exploration & Production Co. company guaranty sr. unsec. notes 7 5/8s, 2018		500,000	535,000

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		785,000	847,800

SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s, 2016		200,000	215,000

			3,666,688
Power producers (0.3%)

Calpine Corp. 144A sr. notes 7 1/4s, 2017		174,000	181,830

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)		1,300,000	796,250

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		2,000,000	1,750,000

			2,728,080
Restaurants (0.1%)

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		1,000,000	1,090,000

			1,090,000
Retail (0.1%)

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017		1,000,000	992,500

			992,500
Technology services (0.4%)

First Data Corp. company guaranty sr. unsec notes 12 5/8s, 2021		960,000	928,800

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015		1,052,750	1,042,223

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		1,000,000	925,000

			2,896,023
Telecommunications (0.5%)

Hughes Satellite Systems Corp. 144A sr. unsec. notes 7 5/8s, 2021		500,000	527,500

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)		1,000,000	1,005,000

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019		1,000,000	1,007,500

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021		835,000	853,788

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		500,000	552,500

			3,946,288
Telephone (0.1%)

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016		500,000	530,000

			530,000

Total corporate bonds and notes (cost $75,414,320)			$73,478,667

SENIOR LOANS (0.9%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3 3/8s, 2015		$680,000	$612,486

Dynegy, Inc. bank term loan FRN 9 1/4s, 2016		997,500	1,014,600

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014		245,000	253,575

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7.501s, 2013		244,696	253,261

Lightsquared LP bank term loan FRN 12s, 2014(PIK)		9,276,593	4,383,190

Sabre, Inc. bank term loan FRN 2.333s, 2014		1,000,000	892,000

Total senior loans (cost $9,286,744)			$7,409,112

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.		1,000	$805,219

Strategic Hotels & Resorts Ser. A, $2.13 cum. pfd.(NON)(R)		125,733	3,676,433

Total preferred stocks (cost $3,029,472)			$4,481,652

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
		Shares	Value

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		97,508	$2,279,250

Total convertible preferred stocks (cost $1,360,496)			$2,279,250

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)		$1,000,000	$846,250

Total convertible bonds and notes (cost $764,657)			$846,250

SHORT-TERM INVESTMENTS (29.9%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)		18,900,600	$18,900,600

Putnam Money Market Liquidity Fund 0.08%(e)		170,599,525	170,599,525

U.S. Treasury Bills with an effective yield of 0.135%, April 5, 2012(SEGSH)		$6,900,000	6,899,448

U.S. Treasury Bills with an effective yield of 0.110%, October 18, 2012(SEGSH)		5,000,000	4,996,660

U.S. Treasury Bills with an effective yield of 0.013%, February 16, 2012(SEGSH)		4,000,000	3,999,978

U.S. Treasury Bills with an effective yield of 0.010%, February 9, 2012(SEGSH)		2,000,000	1,999,996

U.S. Treasury Bills with effective yields ranging from 0.119% to 0.151%, May 3, 2012(SEG)(SEGSH)		30,000,000	29,995,770

Total short-term investments (cost $237,383,987)			$237,391,977

TOTAL INVESTMENTS

Total investments (cost $741,600,249)(b)			$799,552,719

FUTURES CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	38	$5,025,500	Mar-12	$(92,423)

Total				$(92,423)

Securities sold short at 1/31/12 (Unaudited)

INVESTMENT COMPANIES (0.7%)(a)	Shares	Value

Consumer Discretionary Select Sector SPDR Fund	130,300	$5,383,996

Total securities sold short (proceeds $4,950,510)		$5,383,996

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $793,683,433.
(b)	The aggregate identified cost on a tax basis is $741,600,249, resulting in gross unrealized appreciation and depreciation of $81,234,512 and $23,282,042, respectively, or net unrealized appreciation of $57,952,470.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $859,893, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSH)	This security, in part or in entirety, was segregated for securities sold short at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $18,637,482.
The fund received cash collateral of $18,900,600, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $42,377 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $447,048,533 and $379,931,169, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $10,409,496 to cover certain derivatives contracts and securities sold short.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 40 on futures contracts for the reporting period.
Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense. While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$42,884,401	$—	$—
Capital goods	36,201,826	—	—
Communication services	159,757,427	—	—
Consumer cyclicals	27,892,299	859,893	—
Consumer staples	10,856,734	—	—
Energy	34,589,793	349,506	—
Financials	46,171,780	—	—
Health care	83,284,442	—	—
Transportation	30,817,710	—	—
Total common stocks	472,456,412	1,209,399	—
Convertible bonds and notes	—	846,250	—
Convertible preferred stocks	—	2,279,250	—
Corporate bonds and notes	—	73,478,667	—
Preferred stocks	3,676,433	805,219	—
Senior loans	—	7,409,112	—
Short-term investments	170,599,525	66,792,452	—

Totals by level	$646,732,370	$152,820,349	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(92,423)	$—	$—
Securities sold short	(5,383,996)	—	—

Totals by level	$(5,476,419)	$—	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$—	$92,423

Total	$—	$92,423

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Equity Spectrum Fund

The fund's portfolio
1/31/12 (Unaudited)

COMMON STOCKS (77.6%)(a)
	Shares	Value

Aerospace and defense (2.6%)

Northrop Grumman Corp.	176,937	$10,271,193

		10,271,193
Airlines (5.5%)

United Continental Holdings, Inc.(NON)	928,600	21,450,660

		21,450,660
Biotechnology (6.7%)

Biospecifics Technologies Corp.(NON)	143,852	2,736,065

Cubist Pharmaceuticals, Inc.(NON)(S)	575,731	23,501,339

		26,237,404
Chemicals (7.2%)

LyondellBasell Industries NV Class A (Netherlands)	381,200	16,429,720

OM Group, Inc.(NON)(S)	90,600	2,457,978

W.R. Grace & Co.(NON)	169,000	9,048,260

		27,935,958
Communications equipment (12.0%)

EchoStar Corp. Class A(NON)	1,781,964	46,740,916

		46,740,916
Diversified financial services (5.6%)

Bank of America Corp.	1,983,300	14,140,929

JPMorgan Chase & Co.	202,100	7,538,330

		21,679,259
Health-care equipment and supplies (2.5%)

OraSure Technologies, Inc.(NON)	560,630	6,239,812

STAAR Surgical Co.(NON)	346,427	3,772,590

		10,012,402
Health-care providers and services (1.0%)

Lincare Holdings, Inc.	148,200	3,807,258

		3,807,258
Hotels, restaurants, and leisure (3.0%)

AFC Enterprises(NON)	396,905	6,687,849

Famous Dave's of America, Inc.(NON)	132,200	1,369,592

Lakes Entertainment, Inc.(NON)	349,075	712,113

MTR Gaming Group, Inc.(NON)	1,165,790	2,786,238

		11,555,792
Life sciences tools and services (1.4%)

Sequenom, Inc.(NON)(S)	1,277,309	5,505,202

		5,505,202
Machinery (3.9%)

Parker Hannifin Corp.	95,100	7,672,668

Timken Co.	72,000	3,515,760

Westport Innovations, Inc. (Canada)(NON)(S)	92,300	3,839,680

		15,028,108
Media (12.9%)

DISH Network Corp. Class A	1,703,532	47,562,613

Rentrak Corp.(NON)	152,700	2,612,697

		50,175,310
Oil, gas, and consumable fuels (4.9%)

Cabot Oil & Gas Corp. Class A	223,600	7,132,840

Plains Exploration & Production Co.(NON)	319,300	12,043,996

		19,176,836
Pharmaceuticals (4.1%)

Jazz Pharmaceuticals PLC (Ireland)(NON)	262,900	12,224,851

ViroPharma, Inc.(NON)	125,800	3,747,582

		15,972,433
Specialty retail (4.3%)

Select Comfort Corp.(NON)(S)	678,972	17,028,618

		17,028,618

Total common stocks (cost $260,941,243)		$302,577,349

PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Strategic Hotels & Resorts Ser. A, $2.13 cum. pfd.(NON)(R)	33,185	$970,329

Total preferred stocks (cost $797,767)		$970,329

SHORT-TERM INVESTMENTS (28.6%)(a)
	Principal amount/shares	Value

U.S. Treasury bills with effective yields ranging from 0.119% to 0.151%, May 3, 2012(SEGSH)	$20,000,000	$19,997,180

U.S. Treasury bills with an effective yield of 0.135%, April 5, 2012(SEGSH)	9,640,000	9,639,229

Putnam Cash Collateral Pool, LLC 0.17%(d)	27,943,450	27,943,450

Putnam Money Market Liquidity Fund 0.08%(e)	53,814,210	53,814,210

Total short-term investments (cost $111,388,369)		$111,394,069

TOTAL INVESTMENTS

Total investments (cost $373,127,379)(b)		$414,941,747

Securities sold short at 1/31/12 (Unaudited)

INVESTMENT COMPANIES (0.8%)(a)	Shares	Value

Consumer Discretionary Select Sector SPDR Fund	77,800	$3,214,696

Total securities sold short (proceeds $2,955,869)		$3,214,696

Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $390,112,340.
(b)	The aggregate identified cost on a tax basis is $373,127,379, resulting in gross unrealized appreciation and depreciation of $51,821,574 and $10,007,206, respectively, or net unrealized appreciation of $41,814,368.
(NON)	Non-income-producing security.
(SEGSH)	This security, in part or in entirety, was segregated for securities sold short at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $26,989,205.
The fund received cash collateral of $27,943,450, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $15,788 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $221,333,979 and $220,983,199, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $3,214,696 to cover securities sold short.
Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense. While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$78,759,720	$—	$—
Energy	19,176,836	—	—
Financials	21,679,259	—	—
Health care	61,534,699	—	—
Industrials	46,749,961	—	—
Information technology	46,740,916	—	—
Materials	27,935,958	—	—
Total common stocks	302,577,349	—	—
Preferred stocks	970,329	—	—
Short-term investments	53,814,210	57,579,859	—

Totals by level	$357,361,888	$57,579,859	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Securities sold short	$(3,214,696)	$—	$—

Totals by level	$(3,214,696)	$—	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Global Sector Fund

The fund's portfolios
1/31/12 (Unaudited)

	Shares	Value

Global Sector Funds (99.5%)(a)

Putnam Global Consumer Fund (Class Y)	40,594	$559,798

Putnam Global Financials Fund (Class Y)	46,375	482,762

Putnam Global Health Care Fund (Class Y)	6,518	276,870

Putnam Global Industrials Fund (Class Y)	22,617	299,679

Putnam Global Natural Resources Fund (Class Y)	24,737	509,083

Putnam Global Technology Fund (Class Y)	21,369	321,606

Putnam Global Telecommunications Fund (Class Y)	8,689	109,658

Putnam Global Utilities Fund (Class Y)	10,211	101,804

Total Global Sector Funds (cost $2,803,690)		$2,661,260

Fixed Income Funds (0.5%)(a)

Putnam Money Market Fund (Class A)	13,300	$13,300

Total Fixed Income Funds (cost $13,300)		$13,300

Total Investments (cost $2,816,990)(b)		$2,674,560

Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $2,675,138.
(b)	The aggregate identified cost on a tax basis is $2,838,097, resulting in gross unrealized appreciation and depreciation of $43,254 and $206,791, respectively, or net unrealized depreciation of $163,537.
Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund's financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Global sector funds	$2,661,260	$—	$—
Fixed income funds	13,300	—	—

Totals by level	$2,674,560	$—	$—

Transactions with affiliated issuers
Putnam Global Sector Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Global Consumer Fund	$491,198	$137,519	$39,159	$8,569	$36,896	$559,798
Putnam Global Financials Fund	429,784	105,260	61,391	7,407	3,126	482,762
Putnam Global Health Care Fund	230,028	75,966	18,092	6,654	21,238	276,870
Putnam Global Industrials Fund	248,429	65,919	17,928	6,923	8,649	299,679
Putnam Global Natural Resources Fund	423,779	106,564	29,593	13,178	—	509,083
Putnam Global Technology Fund	292,353	64,126	27,518	4,331	10,010	321,606
Putnam Global Telecommunications Fund	108,210	23,165	17,436	3,937	1,444	109,658
Putnam Global Utilities Fund	98,715	18,515	12,452	2,193	—	101,804
Putnam Money Market Fund	6,290	9,616	2,606	—	—	13,300

Totals	$2,328,786	$606,650	$226,175	$53,192	$81,363	$2,674,560

Market values are shown for those securities affiliated at period end.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
1/31/12 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Aerospace and defense (3.6%)

Embraer SA ADR (Brazil)	1,252	$34,330

General Dynamics Corp.	368	25,451

Honeywell International, Inc.	897	52,062

L-3 Communications Holdings, Inc.	728	51,491

Northrop Grumman Corp.	652	37,849

Precision Castparts Corp.	155	25,370

United Technologies Corp.	420	32,907

		259,460
Air freight and logistics (0.3%)

United Parcel Service, Inc. Class B	276	20,879

		20,879
Airlines (0.9%)

Southwest Airlines Co.	1,848	17,704

Spirit Airlines, Inc.(NON)	2,951	49,547

		67,251
Auto components (1.0%)

American Axle & Manufacturing Holdings, Inc.(NON)	1,436	17,318

Autoliv, Inc. (Sweden)	520	32,807

Johnson Controls, Inc.	567	18,014

		68,139
Automobiles (0.2%)

Ford Motor Co.(NON)	1,356	16,842

		16,842
Beverages (2.3%)

Coca-Cola Co. (The)	452	30,524

Coca-Cola Enterprises, Inc.	2,805	75,146

Constellation Brands, Inc. Class A(NON)	759	15,863

Dr. Pepper Snapple Group, Inc.	418	16,227

PepsiCo, Inc.	405	26,596

		164,356
Biotechnology (2.2%)

Amgen, Inc.	250	16,978

Biogen Idec, Inc.(NON)	293	34,551

Celgene Corp.(NON)	345	25,082

Cubist Pharmaceuticals, Inc.(NON)	779	31,799

Medicines Co. (The)(NON)	926	18,631

Verastem, Inc.	2,622	28,842

		155,883
Building products (0.4%)

Fortune Brands Home & Security, Inc.(NON)	1,651	30,659

		30,659
Capital markets (3.4%)

Ameriprise Financial, Inc.	276	14,780

Apollo Global Management, LLC. Class A	1,838	27,349

Bank of New York Mellon Corp. (The)	1,640	33,013

Goldman Sachs Group, Inc. (The)	393	43,808

Manning & Napier, Inc.(NON)	1,045	13,846

Morgan Stanley	1,835	34,223

Och-Ziff Capital Management Group Class A	3,065	30,435

State Street Corp.	1,139	44,626

		242,080
Chemicals (2.9%)

Celanese Corp. Ser. A	506	24,647

Dow Chemical Co. (The)	1,513	50,701

E.I. du Pont de Nemours & Co.	741	37,709

Huntsman Corp.	1,964	25,002

LyondellBasell Industries NV Class A (Netherlands)	966	41,635

Monsanto Co.	369	30,276

		209,970
Commercial banks (2.1%)

Bancorp, Inc. (The)(NON)	2,637	21,149

PNC Financial Services Group, Inc.	582	34,291

UMB Financial Corp.	547	21,103

Wells Fargo & Co.	2,641	77,144

		153,687
Commercial services and supplies (0.2%)

Republic Services, Inc.	599	17,539

		17,539
Communications equipment (2.4%)

Cisco Systems, Inc.	2,082	40,870

Juniper Networks, Inc.(NON)	712	14,902

Motorola Solutions, Inc.	280	12,995

Nokia Corp. ADR (Finland)	5,520	27,821

Polycom, Inc.(NON)	698	13,925

Qualcomm, Inc.	715	42,056

Sycamore Networks, Inc.(NON)	859	16,682

		169,251
Computers and peripherals (3.5%)

Apple, Inc.(NON)	303	138,313

EMC Corp.(NON)	1,614	41,577

Hewlett-Packard Co.	1,410	39,452

SanDisk Corp.(NON)	717	32,896

		252,238
Consumer finance (1.7%)

Capital One Financial Corp.	1,836	83,997

Discover Financial Services	1,287	34,981

		118,978
Diversified financial services (2.6%)

Bank of America Corp.	1,321	9,419

Citigroup, Inc.	1,125	34,560

CME Group, Inc.	157	37,603

JPMorgan Chase & Co.	2,105	78,517

Nasdaq OMX Group, Inc. (The)(NON)	1,088	26,961

		187,060
Diversified telecommunication services (2.1%)

AT&T, Inc.	1,067	31,380

CenturyLink, Inc.	799	29,587

Iridium Communications, Inc.(NON)	2,539	20,287

Verizon Communications, Inc.	1,836	69,144

		150,398
Electric utilities (1.2%)

CenterPoint Energy, Inc.	826	15,256

Edison International	687	28,194

Entergy Corp.	603	41,836

		85,286
Electrical equipment (0.2%)

GrafTech International, Ltd.(NON)	1,054	17,307

		17,307
Electronic equipment, instruments, and components (1.1%)

Corning, Inc.	821	10,566

Jabil Circuit, Inc.	1,292	29,277

KEMET Corp.(NON)	1,291	11,864

TE Connectivity, Ltd. (Switzerland)	785	26,769

		78,476
Energy equipment and services (2.8%)

Baker Hughes, Inc.	789	38,764

Cameron International Corp.(NON)	509	27,079

Diamond Offshore Drilling, Inc.	557	34,701

Schlumberger, Ltd.	774	58,182

Transocean, Ltd. (Switzerland)	847	40,063

		198,789
Food and staples retail (2.2%)

Chefs' Warehouse, Inc. (The)(NON)	2,023	42,746

CVS Caremark Corp.	646	26,971

Safeway, Inc.	1,109	24,376

Walgreen Co.	654	21,817

Wal-Mart Stores, Inc.	749	45,959

		161,869
Food products (0.9%)

Mead Johnson Nutrition Co. Class A	326	24,153

Post Holdings, Inc.(NON)(WIS)	808	21,743

Sara Lee Corp.	872	16,699

		62,595
Health-care equipment and supplies (1.8%)

Baxter International, Inc.	721	40,001

Covidien PLC (Ireland)	602	31,003

Medtronic, Inc.	1,150	44,356

St. Jude Medical, Inc.	258	10,761

		126,121
Health-care providers and services (3.0%)

Aetna, Inc.	1,651	72,149

AmerisourceBergen Corp.	682	26,578

CIGNA Corp.	655	29,364

Health Management Associates, Inc. Class A(NON)	3,004	19,256

McKesson Corp.	272	22,228

UnitedHealth Group, Inc.	401	20,768

WellPoint, Inc.	404	25,985

		216,328
Hotels, restaurants, and leisure (1.5%)

Carnival Corp.	614	18,543

McDonald's Corp.	329	32,587

Red Robin Gourmet Burgers, Inc.(NON)	1,020	31,324

Wyndham Worldwide Corp.	729	28,985

		111,439
Household durables (0.7%)

Newell Rubbermaid, Inc.	1,396	25,784

SodaStream International, Ltd. (Israel)(NON)	630	24,060

		49,844
Household products (1.2%)

Colgate-Palmolive Co.	389	35,290

Energizer Holdings, Inc.(NON)	270	20,822

Procter & Gamble Co. (The)	476	30,007

		86,119
Independent power producers and energy traders (0.9%)

AES Corp. (The)(NON)	2,877	36,711

Constellation Energy Group, Inc.	732	26,667

		63,378
Industrial conglomerates (2.7%)

General Electric Co.	6,376	119,295

Tyco International, Ltd.	1,423	72,502

		191,797
Insurance (3.4%)

ACE, Ltd.	440	30,624

Assurant, Inc.	585	23,166

Brown & Brown, Inc.	953	21,709

Hartford Financial Services Group, Inc. (The)	1,229	21,532

MetLife, Inc.	1,761	62,216

Prudential Financial, Inc.	962	55,065

RenaissanceRe Holdings, Ltd.	276	20,178

Transatlantic Holdings, Inc.	246	13,641

		248,131
Internet and catalog retail (1.1%)

Amazon.com, Inc.(NON)	88	17,111

Expedia, Inc.	599	19,390

Priceline.com, Inc.(NON)	78	41,299

		77,800
Internet software and services (1.2%)

Baidu, Inc. ADR (China)(NON)	159	20,276

eBay, Inc.(NON)	916	28,946

Google, Inc. Class A(NON)	67	38,867

		88,089
IT Services (3.0%)

Accenture PLC Class A	748	42,890

Alliance Data Systems Corp.(NON)	276	30,581

Camelot Information Systems, Inc. ADS (China)(NON)	1,833	4,656

IBM Corp.	453	87,248

MasterCard, Inc. Class A	46	16,356

Unisys Corp.(NON)	403	8,451

Western Union Co. (The)	1,375	26,263

		216,445
Leisure equipment and products (0.3%)

Hasbro, Inc.	591	20,632

		20,632
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.(NON)	828	35,165

Thermo Fisher Scientific, Inc.(NON)	160	8,464

		43,629
Machinery (1.8%)

Caterpillar, Inc.	437	47,685

CNH Global NV (Netherlands)(NON)	397	16,571

Parker Hannifin Corp.	699	56,395

Timken Co.	253	12,354

		133,005
Media (3.4%)

Comcast Corp. Class A	1,045	27,787

DIRECTV Class A(NON)	636	28,626

DISH Network Corp. Class A	907	25,323

Interpublic Group of Companies, Inc. (The)	3,986	41,175

McGraw-Hill Cos., Inc. (The)	460	21,160

News Corp. Class A	2,041	38,432

Time Warner Cable, Inc.	276	20,347

Walt Disney Co. (The)	1,086	42,245

		245,095
Metals and mining (2.2%)

Cliffs Natural Resources, Inc.	470	33,958

Dia Bras Exploration, Inc. (Canada)(NON)	4,710	14,656

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	952	43,992

Teck Resources Limited Class B (Canada)	756	31,994

U.S Silica Holdings, Inc.(NON)	2,000	34,000

		158,600
Multiline retail (0.7%)

Macy's, Inc.	634	21,359

Target Corp.	616	31,299

		52,658
Multi-utilities (0.6%)

Ameren Corp.	1,382	43,726

		43,726
Oil, gas, and consumable fuels (8.0%)

American Midstream Partners LP	2,333	48,993

Apache Corp.	379	37,476

Chevron Corp.	849	87,515

EXCO Resources, Inc.	2,017	15,854

Exxon Mobil Corp.	1,030	86,252

Hess Corp.	315	17,735

Kodiak Oil & Gas Corp.(NON)	2,000	18,140

LRR Energy LP(NON)	3,150	58,527

Marathon Oil Corp.	1,257	39,457

Noble Energy, Inc.	227	22,852

Occidental Petroleum Corp.	826	82,410

Oiltanking Partners LP (Units)	470	13,658

SandRidge Permiam Trust	2,000	45,640

Scorpio Tankers, Inc. (Monaco)(NON)	737	4,252

		578,761
Paper and forest products (0.4%)

International Paper Co.	998	31,078

		31,078
Personal products (0.2%)

Avon Products, Inc.	878	15,602

		15,602
Pharmaceuticals (4.7%)

Abbott Laboratories	442	23,934

Jazz Pharmaceuticals PLC (Ireland)(NON)	679	31,574

Johnson & Johnson	1,154	76,060

Merck & Co., Inc.	2,153	82,374

Pfizer, Inc.	5,719	122,387

		336,329
Professional services (0.4%)

Equifax, Inc.	691	26,928

		26,928
Real estate investment trusts (REITs) (0.5%)

CreXus Investment Corp.	1,085	12,011

Weyerhaeuser Co.	1,066	21,341

		33,352
Road and rail (1.2%)

CSX Corp.	1,065	24,016

Hertz Global Holdings, Inc.(NON)	2,690	36,584

Union Pacific Corp.	243	27,777

		88,377
Semiconductors and semiconductor equipment (2.8%)

Advanced Micro Devices, Inc.(NON)	5,083	34,107

Intel Corp.	1,672	44,174

KLA-Tencor Corp.	539	27,559

Novellus Systems, Inc.(NON)	925	43,614

Texas Instruments, Inc.	865	28,009

Xilinx, Inc.	603	21,618

		199,081
Software (3.3%)

Adobe Systems, Inc.(NON)	1,548	47,911

CA, Inc.	690	17,788

Microsoft Corp.	3,266	96,445

Oracle Corp.	2,745	77,409

		239,553
Specialty retail (3.4%)

ANN, Inc.(NON)	1,209	29,330

Bed Bath & Beyond, Inc.(NON)	498	30,229

Best Buy Co., Inc.	817	19,567

Express, Inc.(NON)	1,204	26,055

Foot Locker, Inc.	1,100	28,864

GNC Holdings, Inc. Class A(NON)	929	25,557

Home Depot, Inc. (The)	636	28,232

Limited Brands, Inc.	604	25,283

Lowe's Cos., Inc.	576	15,454

O'Reilly Automotive, Inc.(NON)	168	13,694

		242,265
Textiles, apparel, and luxury goods (0.8%)

Coach, Inc.	784	54,919

		54,919
Thrifts and mortgage finance (0.4%)

United Financial Bancorp, Inc.	1,615	26,066

		26,066
Tobacco (1.4%)

Lorillard, Inc.	278	29,854

Philip Morris International, Inc.	982	73,424

		103,278
Trading companies and distributors (0.2%)

Air Lease Corp.(NON)	699	17,657

		17,657
Transportation infrastructure (0.2%)

Fraport AG (Germany)	268	16,078

		16,078

Total common stocks (cost $6,534,354)		$7,071,152

INVESTMENT COMPANIES (1.1%)(a)
	Shares	Value

Market Vectors Semiconductor ETF(NON)	1,200	$40,224

SPDR S&P Homebuilders ETF	1,970	36,741

Total investment Companies (cost $70,681)		$76,965

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.	61	$3,904

Total convertible preferred stocks (cost $6,100)		$3,904

SHORT-TERM INVESTMENTS (2.4%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.08%(e)	175,188	$175,188

Total short-term investments (cost $175,188)		$175,188

TOTAL INVESTMENTS

Total investments (cost $6,786,323)(b)		$7,327,209

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
ETF	Exchange Traded Fund
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $7,198,836.
(b)	The aggregate identified cost on a tax basis is $6,787,251, resulting in gross unrealized appreciation and depreciation of $788,748 and $248,790, respectively, or net unrealized appreciation of $539,958.
(WIS)	When-issued security
(NON)	Non-income-producing security.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $74 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,002,268 and $1,212,565, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$939,633	$—	$—
Consumer staples	593,819	—	—
Energy	777,550	—	—
Financials	1,009,354	—	—
Health care	878,290	—	—
Industrials	870,859	16,078	—
Information technology	1,243,133	—	—
Materials	399,648	—	—
Telecommunication services	150,398	—	—
Utilities	192,390	—	—
Total common stocks	7,055,074	16,078	—
Convertible preferred stocks	—	3,904	—
Investment companies	76,965	—	—
Short-term investments	175,188	—	—

Totals by level	$7,307,227	$19,982	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012